UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-10385
Pacific Life Funds
(Exact name of registrant as specified in charter)
700 Newport Center Drive, P.O. Box 7500
Newport Beach, CA 92660
(Address of principal executive offices) (Zip code)
Robin S. Yonis
Vice President and General Counsel of Pacific Life Funds
Pacific Life Fund Advisors LLC
700 Newport Center Drive, P.O. Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)
Copies to:
Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103
Registrant’s telephone number, including area code: 949-219-6767
Date of fiscal year end: March 31
Date of reporting period: September 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

As of September 30, 2009

SEMI-ANNUAL REPORT

PACIFIC LIFE FUNDS
PORTFOLIO OPTIMIZATION FUNDS

TABLE OF CONTENTS

PACIFIC LIFE FUNDS

Schedules of Investments and Notes	A-1

Financial Statements:

Statements of Assets and Liabilities	B-1

Statements of Operations	B-7

Statements of Changes in Net Assets	B-10

Statement of Cash Flows	B-16

Financial Highlights	C-1

Notes to Financial Statements	D-1

Disclosure of Fund Expenses	E-1

Where to Go for More Information	E-4

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.1%

PL International Value Fund ‘A’	284,494	$2,623,037
PL Large-Cap Value Fund ‘A’	595,203	5,755,608
PL Short Duration Bond Fund ‘A’	1,606,230	15,998,048
PL Floating Rate Loan Fund ‘A’	1,091,855	10,350,787
PL Growth LT Fund ‘A’	269,593	2,749,850
PL Mid-Cap Equity Fund ‘A’	488,458	3,717,165
PL International Large-Cap Fund ‘A’	216,256	2,832,949
PL Main Street® Core Fund ‘A’	338,977	2,772,829
PL Managed Bond Fund ‘A’	3,923,771	42,376,725
PL Inflation Managed Fund ‘A’	2,061,161	20,487,940
PL Large-Cap Growth Fund ‘A’ *	344,591	2,329,437
PL Comstock Fund ‘A’	400,995	3,893,659

Total Affiliated Mutual Funds (Cost $108,653,491)		115,888,034

SHORT-TERM INVESTMENT - 0.3%

Money Market Fund - 0.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	352,986	352,986

Total Short-Term Investment (Cost $352,986)		352,986

TOTAL INVESTMENTS - 99.4% (Cost $109,006,477)		116,241,020

OTHER ASSETS & LIABILITIES, NET - 0.6%		646,285

NET ASSETS - 100.0%		$116,887,305

Note to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	76.3%
Affiliated Equity Funds	22.8%
Short-Term Investment	0.3%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.6%

PL International Value Fund ‘A’	461,117	$4,251,502
PL Large-Cap Value Fund ‘A’	985,571	9,530,468
PL Short Duration Bond Fund ‘A’	1,499,261	14,932,640
PL Floating Rate Loan Fund ‘A’	1,019,292	9,662,889
PL Growth LT Fund ‘A’	412,439	4,206,880
PL Mid-Cap Equity Fund ‘A’	726,091	5,525,549
PL International Large-Cap Fund ‘A’	531,447	6,961,959
PL Small-Cap Value Fund ‘A’	181,462	1,373,669
PL Main Street Core Fund ‘A’	1,156,068	9,456,633
PL Managed Bond Fund ‘A’	3,407,026	36,795,880
PL Inflation Managed Fund ‘A’	1,934,411	19,228,047
PL Large-Cap Growth Fund ‘A’ *	619,470	4,187,619
PL Comstock Fund ‘A’	853,361	8,286,132
PL Mid-Cap Growth Fund ‘A’	374,861	2,871,436

Total Affiliated Mutual Funds (Cost $136,654,024)		137,271,303

SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	106,623	106,623

Total Short-Term Investment (Cost $106,623)		106,623

TOTAL INVESTMENTS - 99.7% (Cost $136,760,647)		137,377,926

OTHER ASSETS & LIABILITIES, NET - 0.3%		355,290

NET ASSETS - 100.0%		$137,733,216

Note to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	58.5%
Affiliated Equity Funds	41.1%
Short-Term Investment	0.1%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.8%

PL Small-Cap Growth Fund ‘A’ *	555,244	$4,553,004
PL International Value Fund ‘A’	1,961,430	18,084,382
PL Large-Cap Value Fund ‘A’	4,539,578	43,897,718
PL Short Duration Bond Fund ‘A’	2,139,720	21,311,607
PL Floating Rate Loan Fund ‘A’	2,285,227	21,663,955
PL Growth LT Fund ‘A’	2,192,530	22,363,806
PL Mid-Cap Equity Fund ‘A’	3,547,876	26,999,334
PL International Large-Cap Fund ‘A’	2,069,201	27,106,535
PL Small-Cap Value Fund ‘A’	1,179,749	8,930,701
PL Main Street Core Fund ‘A’	4,798,725	39,253,573
PL Emerging Markets Fund ‘A’	1,266,706	13,845,101
PL Managed Bond Fund ‘A’	6,797,224	73,410,018
PL Inflation Managed Fund ‘A’	4,794,467	47,657,001
PL Large-Cap Growth Fund ‘A’ *	2,614,489	17,673,942
PL Comstock Fund ‘A’	3,673,799	35,672,589
PL Mid-Cap Growth Fund ‘A’	1,216,685	9,319,805
PL Real Estate Fund ‘A’	1,225,360	9,508,797

Total Affiliated Mutual Funds (Cost $468,791,190)		441,251,868

SHORT-TERM INVESTMENT - 0.0%

Money Market Fund - 0.0%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	147,274	147,274

Total Short-Term Investment (Cost $147,274)		147,274

TOTAL INVESTMENTS - 99.8% (Cost $468,938,464)		441,399,142

OTHER ASSETS & LIABILITIES, NET - 0.2%		736,590

NET ASSETS - 100.0%		$442,135,732

Note to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	62.7%
Affiliated Fixed Income Funds	37.1%
Short-Term Investment	0.0%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Small-Cap Growth Fund ‘A’ *	1,060,252	$8,694,066
PL International Value Fund ‘A’	3,376,651	31,132,724
PL Large-Cap Value Fund ‘A’	5,246,270	50,731,426
PL Short Duration Bond Fund ‘A’	795,994	7,928,104
PL Growth LT Fund ‘A’	2,932,754	29,914,095
PL Mid-Cap Equity Fund ‘A’	4,579,629	34,850,973
PL International Large-Cap Fund ‘A’	2,684,195	35,162,959
PL Small-Cap Value Fund ‘A’	1,706,910	12,921,312
PL Main Street Core Fund ‘A’	5,647,331	46,195,167
PL Emerging Markets Fund ‘A’	1,626,774	17,780,637
PL Managed Bond Fund ‘A’	2,625,481	28,355,192
PL Inflation Managed Fund ‘A’	3,262,128	32,425,548
PL Large-Cap Growth Fund ‘A’ *	2,497,763	16,884,881
PL Comstock Fund ‘A’	4,011,779	38,954,377
PL Mid-Cap Growth Fund ‘A’	2,919,452	22,362,999
PL Real Estate Fund ‘A’	1,870,711	14,516,721

Total Affiliated Mutual Funds (Cost $472,602,478)		428,811,181

SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	378,634	378,634

Total Short-Term Investment (Cost $378,634)		378,634

TOTAL INVESTMENTS - 100.1% (Cost $472,981,112)		429,189,815

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(417,719)

NET ASSETS - 100.0%		$428,772,096

Note to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	84.0%
Affiliated Fixed Income Funds	16.0%
Short-Term Investment	0.1%

100.1%
Other Assets & Liabilities, Net	(0.1%)

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PL Small-Cap Growth Fund ‘A’ *	887,907	$7,280,840
PL International Value Fund ‘A’	1,735,058	15,997,236
PL Large-Cap Value Fund ‘A’	2,191,765	21,194,367
PL Growth LT Fund ‘A’	1,407,783	14,359,383
PL Mid-Cap Equity Fund ‘A’	1,918,729	14,601,524
PL International Large-Cap Fund ‘A’	1,333,634	17,470,610
PL Small-Cap Value Fund ‘A’	1,193,708	9,036,367
PL Main Street Core Fund ‘A’	2,578,207	21,089,732
PL Emerging Markets Fund ‘A’	847,559	9,263,821
PL Managed Bond Fund ‘A’	462,505	4,995,049
PL Large-Cap Growth Fund ‘A’ *	1,040,850	7,036,144
PL Comstock Fund ‘A’	1,709,599	16,600,207
PL Mid-Cap Growth Fund ‘A’	1,471,262	11,269,864
PL Real Estate Fund ‘A’	937,782	7,277,185

Total Affiliated Mutual Funds (Cost $193,866,129)		177,472,329

SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	134,720	134,720

Total Short-Term Investment (Cost $134,720)		134,720

TOTAL INVESTMENTS - 100.2% (Cost $194,000,849)		177,607,049

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(388,640)

NET ASSETS - 100.0%		$177,218,409

Note to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	97.3%
Affiliated Fixed Income Funds	2.8%
Short-Term Investment	0.1%

100.2%
Other Assets & Liabilities, Net	(0.2%)

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL MONEY MARKET FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 100.3%

Certificates of Deposit - 1.8%

BNP Paribas ‘NY’
0.300% due 11/12/09	$750,000	$750,000

Commercial Paper - 85.1%

Bank of Nova Scotia (Canada)
0.200% due 12/08/09	750,000	749,716
0.220% due 10/15/09	1,000,000	999,914
BASF SE (Germany)
0.350% due 10/13/09	1,250,000	1,249,854
BNP Paribas Finance Inc
0.190% due 10/14/09	500,000	499,966
0.260% due 11/25/09	500,000	499,801
BP Capital Markets PLC (United Kingdom)
0.720% due 10/15/09	750,000	749,790
ConocoPhillips Qatar Funding Ltd (Cayman)
0.300% due 10/06/09	1,000,000	999,958
0.300% due 10/08/09	500,000	499,971
Dell Inc
0.230% due 03/04/10	500,000	499,508
E.I. du Pont de Nemours & Co
0.170% due 10/29/09	1,000,000	999,868
Electricite de France SA (France)
0.170% due 10/28/09	750,000	749,904
0.180% due 10/08/09	750,000	749,974
Eli Lilly & Co
0.700% due 10/06/09	1,000,000	999,903
Government of Canada (Canada)
0.310% due 01/12/10	500,000	499,557
0.340% due 05/25/10	500,000	498,886
0.430% due 03/31/10	750,000	748,379
Honeywell International Inc
0.320% due 12/28/09	750,000	749,413
John Deere Ltd (Canada)
0.160% due 10/14/09	500,000	499,971
0.170% due 10/14/09	500,000	499,969
JPMorgan Chase & Co
0.280% due 11/10/09	1,000,000	999,689
L’Oreal USA Inc
0.250% due 10/20/09	1,250,000	1,249,835
Massachusetts Mutual Life Insurance Co
0.240% due 10/14/09	500,000	499,957
0.250% due 10/07/09	1,000,000	999,958
Medtronic Inc
0.210% due 11/16/09	500,000	499,866
Nestle Capital Corp
0.360% due 02/16/10	1,000,000	998,620
0.550% due 04/19/10	900,000	897,250
0.700% due 02/16/10	500,000	498,658
NetJets Inc
0.170% due 10/02/09	1,500,000	1,499,993
New York Life Capital Corp
0.200% due 10/13/09	1,000,000	999,933
Nokia OYJ (Finland)
0.180% due 10/30/09	750,000	749,891
Pfizer Inc
0.320% due 11/19/09	1,500,000	1,499,347
Proctor & Gamble International Funding SCA
0.250% due 10/21/09	500,000	499,931
Province of British Columbia (Canada)
0.200% due 03/17/10	750,000	749,304
Province of Quebec (Canada)
0.270% due 12/07/09	1,000,000	999,498
Royal Bank of Canada (Canada)
0.190% due 12/18/09	750,000	749,691
0.190% due 12/22/09	1,000,000	999,567
Societe Generale North America Inc
0.210% due 10/13/09	1,000,000	999,930
0.250% due 10/01/09	750,000	750,000
The Coca-Cola Co
0.370% due 12/09/09	750,000	749,468
0.400% due 12/09/09	1,500,000	1,498,850
Total Capital Canada Ltd (Canada)
0.250% due 10/08/09	500,000	499,976
Toyota Motor Credit Corp
0.390% due 03/01/10	500,000	499,182
Washington Gas Light Co
0.150% due 10/19/09	1,100,000	1,099,918

		35,232,614

Corporate Notes - 8.5%

Berkshire Hathaway Finance Corp
4.125% due 01/15/10	500,000	505,457
Caterpillar Financial Services Corp
0.588% due 10/09/09 §	500,000	500,021
Procter & Gamble International Funding SCA
0.714% due 02/08/10 §	1,000,000	1,000,000
Toyota Motor Credit Corp
0.614% due 07/19/10 §	750,000	750,000
Wachovia Mortgage FSB
4.125% due 12/15/09	500,000	503,859
Wal-Mart Stores Inc
4.750% due 08/15/10	250,000	258,998

		3,518,335

U.S. Treasury Bills - 4.8%

0.490% due 07/29/10	500,000	497,952
0.510% due 06/03/10	750,000	747,397
0.518% due 07/01/10	750,000	747,057

		1,992,406

	Shares
Money Market Fund - 0.1%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	43,977	43,977

Total Short-Term Investments (Amortized Cost $41,537,332)		41,537,332

TOTAL INVESTMENTS - 100.3% (Amortized Cost $41,537,332)		41,537,332

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(131,929)

NET ASSETS - 100.0%		$41,405,403

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL MONEY MARKET FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)
Notes to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Commercial Paper	85.1%
Corporate Notes	8.5%
U.S. Treasury Bills	4.8%
Certificates of Deposit	1.8%
Money Market Fund	0.1%

100.3%
Other Assets & Liabilities, Net	(0.3%)

100.0%

(b)	As of September 30, 2009, the Fund’s Standard & Poor’s quality rating as a percentage of total fixed income investments were as follows:

AAA / U.S. Government & Agency Issues	6.0%
A-1 (Short-Term Debt Only)	84.8%
AA	6.1%
A	1.2%
Not Rated	1.9%

100.0%

(c)	Short-term securities reflect either the stated coupon rate of the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%

Consumer Discretionary - 16.8%

Aeropostale Inc *	4,470	$194,311
American Public Education Inc *	5,350	185,859
AnnTaylor Stores Corp *	9,250	146,983
Chico’s FAS Inc *	12,675	164,775
Choice Hotels International Inc	4,950	153,747
Coldwater Creek Inc *	16,950	138,990
Corinthian Colleges Inc *	5,995	111,267
Gaylord Entertainment Co *	7,250	145,725
Iconix Brand Group Inc *	12,210	152,259
Interval Leisure Group Inc *	9,115	113,755
J. Crew Group Inc *	4,880	174,802
Life Time Fitness Inc *	7,620	213,741
LKQ Corp *	12,900	239,166
McCormick & Schmick’s Seafood Restaurants Inc *	9,325	69,378
Netflix Inc *	1,705	78,720
Penn National Gaming Inc *	7,850	217,131
Phillips-Van Heusen Corp	1,150	49,209
Shutterfly Inc *	8,275	137,613
The Cheesecake Factory Inc *	9,050	167,606
The Children’s Place Retail Stores Inc *	4,780	143,209
Tupperware Brands Corp	5,975	238,522
Williams-Sonoma Inc	7,800	157,794
WMS Industries Inc *	5,090	226,810

		3,621,372

Consumer Staples - 2.7%

Central European Distribution Corp *	5,875	192,465
Flowers Foods Inc	8,405	220,967
The Hain Celestial Group Inc *	8,735	167,450

		580,882

Energy - 4.2%

Acergy SA ADR (Luxemburg)	12,800	161,664
Concho Resources Inc *	4,750	172,520
Dril-Quip Inc *	2,665	132,291
Mariner Energy Inc *	11,040	156,547
Patriot Coal Corp *	13,520	158,995
Quicksilver Resources Inc *	9,145	129,768

		911,785

Financials - 4.4%

Boston Private Financial Holdings Inc	8,525	55,498
Brookline Bancorp Inc	15,210	147,841
Columbia Banking System Inc	5,150	85,233
Investment Technology Group Inc *	4,030	112,518
Lazard Ltd ‘A’ (Bermuda)	5,590	230,923
Ocwen Financial Corp *	11,650	131,878
Platinum Underwriters Holdings Ltd (Bermuda)	3,010	107,878
Western Alliance Bancorp *	11,470	72,376

		944,145

Health Care - 22.4%

Alexion Pharmaceuticals Inc *	2,350	104,669
Allos Therapeutics Inc *	10,565	76,596
AMERIGROUP Corp *	8,840	195,983
Auxilium Pharmaceuticals Inc *	7,705	263,588
Bruker Corp *	16,290	173,814
Cyberonics Inc *	4,780	76,193
Gentiva Health Services Inc *	10,330	258,353
Human Genome Sciences Inc *	9,650	181,613
ICON PLC ADR (Ireland) *	7,965	195,063
Insulet Corp *	12,370	138,915
Inverness Medical Innovations Inc *	6,205	240,320
Masimo Corp *	3,225	84,495
Medicis Pharmaceutical Corp ‘A’	10,880	232,288
Medidata Solutions Inc *	9,550	144,683
NuVasive Inc *	5,950	248,472
Optimer Pharmaceuticals Inc *	16,860	228,116
OSI Pharmaceuticals Inc *	4,665	164,675
Owens & Minor Inc	5,105	231,001
PAREXEL International Corp *	15,325	208,267
PharMerica Corp *	11,045	205,106
Savient Pharmaceuticals Inc *	10,245	155,724
Seattle Genetics Inc *	11,560	162,187
Select Medical Holdings Corp *	18,550	186,799
Sirona Dental Systems Inc *	7,450	221,638
Thoratec Corp *	7,920	239,738
United Therapeutics Corp *	1,710	83,773
Wright Medical Group Inc *	7,210	128,771

		4,830,840

Industrials - 13.1%

Actuant Corp ‘A’	9,745	156,505
Aecom Technology Corp *	6,135	166,504
AirTran Holdings Inc *	23,630	147,688
BE Aerospace Inc *	11,145	224,460
Bucyrus International Inc	3,100	110,422
CLARCOR Inc	5,090	159,622
Esterline Technologies Corp *	5,580	218,792
FTI Consulting Inc *	4,660	198,563
Genco Shipping & Trading Ltd	3,625	75,328
Genesee & Wyoming Inc ‘A’ *	5,220	158,270
RBC Bearings Inc *	9,115	212,653
Resources Connection Inc *	6,575	112,170
SunPower Corp ‘B’ *	2,610	65,850
Tetra Tech Inc *	4,150	110,100
The Geo Group Inc *	10,980	221,467
Waste Connections Inc *	8,340	240,692
Woodward Governor Co	10,030	243,328

		2,822,414

Information Technology - 26.6%

ANSYS Inc *	5,820	218,075
Atheros Communications Inc *	9,495	251,902
Brocade Communications Systems Inc *	26,815	210,766
Ciena Corp *	5,500	89,540
Concur Technologies Inc *	4,300	170,968
F5 Networks Inc *	4,170	165,257
GSI Commerce Inc *	14,590	281,733
Informatica Corp *	10,650	240,477
LogMeIn Inc *	6,015	110,135
Mellanox Technologies Ltd (Israel) *	10,790	176,848
Monolithic Power Systems Inc *	8,945	209,760
Netlogic Microsystems Inc *	5,415	243,675
NICE Systems Ltd ADR (Israel) *	6,595	200,752
ON Semiconductor Corp *	22,790	188,018
OpenTable Inc *	3,940	108,586
Pegasystems Inc	8,180	282,455
Polycom Inc *	6,135	164,111
QLogic Corp *	4,950	85,140
SkillSoft PLC ADR (Ireland) *	27,315	262,224
Skyworks Solutions Inc *	17,780	235,407
SolarWinds Inc *	8,910	196,287
Solera Holdings Inc	8,065	250,902
Starent Networks Corp *	8,680	220,646
Taleo Corp ‘A’ *	10,324	233,735
TeleTech Holdings Inc *	12,030	205,232
VanceInfo Technologies Inc ADR (Cayman) *	3,431	66,699
VeriFone Holdings Inc *	11,315	179,795
VistaPrint NV (Netherlands) *	5,125	260,094
Wright Express Corp *	7,565	223,243

		5,732,462

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Materials - 2.4%

Huntsman Corp	13,900	$126,629
Louisiana-Pacific Corp *	12,550	83,709
Nalco Holding Co	7,610	155,929
Silgan Holdings Inc	2,995	157,926

		524,193

Telecommunication Services - 1.9%

SBA Communications Corp ‘A’ *	8,700	235,161
Syniverse Holdings Inc *	10,185	178,238

		413,399

Utilities - 1.0%

ITC Holdings Corp	4,980	226,335

Total Common Stocks (Cost $16,322,731)		20,607,827

SHORT-TERM INVESTMENT - 5.4%

Money Market Fund - 5.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,164,638	1,164,638

Total Short-Term Investment (Cost $1,164,638)		1,164,638

TOTAL INVESTMENTS - 100.9% (Cost $17,487,369)		21,772,465

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(193,190)

NET ASSETS - 100.0%		$21,579,275

Note to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Information Technology	26.6%
Health Care	22.4%
Consumer Discretionary	16.8%
Industrials	13.1%
Short-Term Investment	5.4%
Financials	4.4%
Energy	4.2%
Consumer Staples	2.7%
Materials	2.4%
Telecommunication Services	1.9%
Utilities	1.0%

100.9%
Other Assets & Liabilities, Net	(0.9%)

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Belgium - 0.0%

Fortis Bank AS Exp. 12/31/49 * +	34,832	$—

France - 0.0%

BNP Paribas Exp. 10/13/09 *	11,408	24,707

Total Rights (Cost $0)		24,707

COMMON STOCKS - 98.7%

Australia - 6.9%

Amcor Ltd +	73,641	354,890
Australia & New Zealand Banking Group Ltd +	54,400	1,165,290
BHP Billiton Ltd +	11,800	389,170
Commonwealth Bank of Australia +	12,300	558,745
Fairfax Media Ltd +	168,100	253,373
Lend Lease Corp Ltd +	22,100	205,832
Macquarie Group Ltd +	13,000	671,194
Macquarie Infrastructure Group +	210,802	273,298
National Australia Bank Ltd +	35,222	953,125
Qantas Airways Ltd +	101,758	255,618

		5,080,535

Belgium - 0.4%

Delhaize Group SA +	3,600	250,299

Bermuda - 0.2%

Catlin Group Ltd +	31,400	176,548

Canada - 2.9%

BCE Inc	3,000	73,946
Brookfield Properties Corp	32,600	369,648
Canadian Imperial Bank of Commerce	3,364	205,142
EnCana Corp	3,300	191,099
Fairfax Financial Holdings Ltd	600	222,891
National Bank of Canada	3,200	177,956
Nexen Inc	19,300	438,763
Suncor Energy Inc	13,312	465,016

		2,144,461

Denmark - 0.5%

Danske Bank AS * +	13,600	359,411

Finland - 1.1%

Nokia OYJ +	57,100	837,498

France - 12.2%

BNP Paribas +	11,408	915,521
Casino Guichard-Perrachon SA +	3,700	295,332
Credit Agricole SA +	39,803	835,660
Electricite de France +	8,100	482,153
France Telecom +	29,300	781,345
Lagardere SCA +	14,500	677,568
Renault SA * +	15,294	718,519
Sanofi-Aventis SA +	15,201	1,121,010
Societe Generale +	12,623	1,021,040
Total SA +	17,756	1,055,416
Unibail-Rodamco SE REIT +	600	124,953
Vallourec SA +	3,674	625,351
Vivendi +	10,610	329,741

		8,983,609

Germany - 11.4%

Allianz SE +	7,210	899,481
BASF SE +	15,300	810,062
Bayer AG +	12,700	879,069
Celesio AG +	6,300	173,606
Daimler AG +	6,700	336,127
Deutsche Bank AG +	10,700	817,356
Deutsche Lufthansa AG +	4,800	84,736
Deutsche Post AG +	18,070	336,647
Deutsche Telekom AG +	52,800	720,579
E.ON AG +	28,296	1,197,639
Metro AG +	8,100	457,430
Muenchener Rueckversicherungs AG +	4,261	679,132
RWE AG +	7,823	725,627
Siemens AG +	3,500	322,283

		8,439,774

Hong Kong - 0.6%

New World Development Ltd +	201,000	430,556

Italy - 6.2%

Banca Popolare di Milano SCARL +	34,300	261,769
Banco Popolare SCARL * +	35,800	344,861
Enel SPA +	123,300	784,266
ENI SPA +	36,089	901,826
Intesa Sanpaolo SPA * +	142,800	633,592
Telecom Italia SPA +	337,900	594,146
Telecom Italia SPA RNC +	233,000	286,995
UniCredit SPA * +	193,243	758,458

		4,565,913

Japan - 16.8%

Aeon Co Ltd +	47,500	453,030
Ajinomoto Co Inc +	26,000	260,401
Astellas Pharma Inc +	4,200	172,216
Canon Inc +	6,300	252,419
East Japan Railway Co +	2,300	165,828
Fujitsu Ltd +	63,000	410,916
ITOCHU Corp +	60,000	395,625
KDDI Corp +	73	410,700
Kirin Holdings Co Ltd +	25,000	382,897
Kyocera Corp +	5,900	545,015
Kyushu Electric Power Co Inc +	20,900	473,469
Mediceo Paltac Holdings Co Ltd +	26,900	377,905
Mitsubishi Chemical Holdings Corp +	47,500	196,805
Mitsubishi Corp +	14,700	295,651
Mitsubishi UFJ Financial Group Inc +	63,900	341,491
Mitsui & Co Ltd +	35,800	465,747
Mitsui Fudosan Co Ltd +	32,000	538,830
Mizuho Financial Group Inc +	106,000	208,769
Namco Bandai Holdings Inc +	22,500	229,857
Nippon Oil Corp +	28,000	156,677
Nippon Telegraph & Telephone Corp +	13,800	636,895
Nissan Motor Co Ltd * +	100,400	676,580
NTT DoCoMo Inc +	172	273,958
ORIX Corp +	6,970	423,339
Sharp Corp +	40,000	443,806
Sony Corp +	21,000	615,364
Sumitomo Mitsui Financial Group Inc +	16,300	564,995
The Furukawa Electric Co Ltd +	60,000	242,768

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
The Kansai Electric Power Co Inc +	6,200	$149,651
The Tokyo Electric Power Co Inc +	17,400	455,893
Toshiba Corp * +	133,000	696,155
Tosoh Corp +	72,000	181,507
West Japan Railway Co +	85	321,689

		12,416,848

Luxembourg - 0.9%

ArcelorMittal +	17,800	663,715

Netherlands - 2.1%

ING Groep NV CVA * +	14,621	262,563
Koninklijke Ahold NV +	39,300	474,358
Koninklijke Philips Electronics NV +	7,880	192,225
Randstad Holding NV * +	14,300	619,483

		1,548,629

New Zealand - 1.0%

Fletcher Building Ltd +	61,900	372,262
Telecom Corp of New Zealand Ltd +	187,085	360,726

		732,988

Norway - 0.9%

StatoilHydro ASA +	28,650	646,830

Spain - 3.5%

Banco Santander SA +	82,125	1,326,687
Telefonica SA +	45,500	1,258,855

		2,585,542

Sweden - 2.5%

Electrolux AB ‘B’ * +	20,200	462,393
Svenska Cellulosa AB ‘B’ +	41,200	559,687
Telefonaktiebolaget LM Ericsson ‘B’ +	59,000	593,887
Volvo AB ‘B’ +	24,850	230,453

		1,846,420

Switzerland - 5.0%

Adecco SA +	5,900	314,213
Credit Suisse Group AG +	5,379	299,276
Nestle SA +	23,739	1,013,434
Novartis AG +	22,427	1,126,526
Roche Holding AG +	3,300	533,573
Zurich Financial Services AG +	1,660	395,820

		3,682,842

United Kingdom - 23.6%

Amlin PLC +	45,600	279,956
Arriva PLC +	23,300	186,810
Associated British Foods PLC +	39,700	538,543
AstraZeneca PLC +	19,022	853,080
Aviva PLC +	95,938	689,695
Barclays PLC * +	105,383	624,537
BP PLC +	207,398	1,837,286
British American Tobacco PLC +	18,700	587,430
BT Group PLC +	132,410	275,956
Centrica PLC +	157,500	634,359
Drax Group PLC +	34,700	261,971
G4S PLC +	72,500	256,394
GlaxoSmithKline PLC +	57,400	1,131,756
HSBC Holdings PLC (LI) +	75,116	860,120
IMI PLC +	41,900	300,208
J. Sainsbury PLC +	66,900	348,187
Kingfisher PLC +	47,800	163,022
Lloyds Banking Group PLC +	338,862	562,795
Next PLC +	7,300	209,487
Old Mutual PLC +	26,900	43,112
Pearson PLC +	36,800	454,683
Prudential PLC +	19,645	189,336
Rolls-Royce Group PLC * +	71,100	536,512
Royal Dutch Shell PLC ‘A’ (XAMS) +	64,035	1,833,897
Tate & Lyle PLC +	50,300	340,720
Thomas Cook Group PLC +	93,500	347,948
Tomkins PLC +	95,400	286,940
TUI Travel PLC +	93,400	380,520
Vodafone Group PLC +	687,271	1,543,924
Wolseley PLC * +	21,600	522,317
WPP PLC +	38,400	330,274

		17,411,775

Total Common Stocks (Cost $68,902,495)		72,804,193

SHORT-TERM INVESTMENT - 0.5%

Money Market Fund - 0.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	385,940	385,940

Total Short-Term Investment (Cost $385,940)		385,940

TOTAL INVESTMENTS - 99.2% (Cost $69,288,435)		73,214,840

OTHER ASSETS & LIABILITIES, NET - 0.8%		586,232

NET ASSETS - 100.0%		$73,801,072

Notes to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Financials	27.7%
Energy	10.2%
Industrials	9.8%
Telecommunication Services	9.8%
Consumer Discretionary	9.0%
Health Care	8.6%
Consumer Staples	7.3%
Utilities	7.0%
Materials	4.8%
Information Technology	4.5%
Short-Term Investment	0.5%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)
(b)	As of September 30, 2009, the Fund was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	23.6%
Japan	16.8%
France	12.2%
Germany	11.4%
Australia	6.9%
Italy	6.2%
Switzerland	5.0%
Spain	3.5%
Canada	2.9%
Sweden	2.5%
Netherlands	2.1%
Finland	1.1%
New Zealand	1.0%
Luxembourg	0.9%
Norway	0.9%
Hong Kong	0.6%
Denmark	0.5%
United States	0.5%
Belgium	0.4%
Bermuda	0.2%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(c)	Securities with a total aggregate market value of $70,659,732 or 95.7% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Open futures contracts outstanding as of September 30, 2009 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Dow Jones EURO STOXX 50 (12/09)	9	EUR 254,160	$6,421

(e)	As of September 30, 2009, $156,593 and EUR 30,819 in cash was segregated with broker(s)/custodian for open futures contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.3%

Consumer Discretionary - 15.6%

DISH Network Corp ‘A’ *	118,230	$2,277,110
McDonald’s Corp	45,200	2,579,564
News Corp ‘A’	215,960	2,589,360
Scripps Networks Interactive Inc ‘A’	63,600	2,350,020
SES SA FDR (Luxembourg) +	85,900	1,950,479
Target Corp	46,800	2,184,624
The Home Depot Inc	91,800	2,445,552
Time Warner Cable Inc	40,115	1,728,555
Time Warner Inc	97,733	2,812,756

		20,918,020

Consumer Staples - 14.1%

Altria Group Inc	60,900	1,084,629
Kimberly-Clark Corp	72,400	4,270,152
Kraft Foods Inc ‘A’	50,631	1,330,076
Lorillard Inc	20,000	1,486,000
Philip Morris International Inc	86,400	4,211,136
The Procter & Gamble Co	21,200	1,227,904
Unilever PLC ADR (United Kingdom)	74,900	2,148,132
Wal-Mart Stores Inc	64,400	3,161,396

		18,919,425

Energy - 14.3%

Devon Energy Corp	19,270	1,297,449
El Paso Corp	278,100	2,869,992
Exxon Mobil Corp	43,400	2,977,674
Halliburton Co	75,200	2,039,424
Royal Dutch Shell PLC ADR (United Kingdom)	29,400	1,681,386
Suncor Energy Inc (Canada)	68,390	2,363,558
Total SA ADR (France)	76,080	4,508,501
Transocean Ltd (Switzerland) *	17,348	1,483,774

		19,221,758

Financials - 21.2%

American Express Co	54,250	1,839,075
Bank of America Corp	231,590	3,918,503
Capital One Financial Corp	32,720	1,169,086
JPMorgan Chase & Co	101,200	4,434,584
Loews Corp	41,680	1,427,540
Marsh & McLennan Cos Inc	83,901	2,074,872
State Street Corp	32,200	1,693,720
The Bank of New York Mellon Corp	42,132	1,221,407
The Chubb Corp	45,680	2,302,729
The PNC Financial Services Group Inc	17,600	855,184
The Travelers Cos Inc	72,640	3,576,067
Wells Fargo & Co	138,900	3,914,202

		28,426,969

Health Care - 7.9%

Abbott Laboratories	34,600	1,711,662
Merck & Co Inc	43,400	1,372,742
Novartis AG ADR (Switzerland)	49,700	2,503,886
Pfizer Inc	75,900	1,256,145
Roche Holding AG (Switzerland) +	9,170	1,482,685
UnitedHealth Group Inc	43,910	1,099,506
WellPoint Inc *	25,000	1,184,000

		10,610,626

Industrials - 6.6%

General Electric Co	176,540	2,898,787
Raytheon Co	40,700	1,952,379
The Boeing Co	28,500	1,543,275
United Technologies Corp	40,800	2,485,944

		8,880,385

Information Technology - 3.9%

International Business Machines Corp	23,890	2,857,483
Microsoft Corp	92,000	2,381,880

		5,239,363

Materials - 1.5%

Air Products & Chemicals Inc	26,400	2,048,112

Telecommunication Services - 6.0%

AT&T Inc	123,547	3,337,004
CenturyTel Inc	58,670	1,971,312
Verizon Communications Inc	92,200	2,790,894

		8,099,210

Utilities - 2.2%

Sempra Energy	59,200	2,948,753

Total Common Stocks (Cost $117,267,911)		125,312,621

SHORT-TERM INVESTMENT - 6.5%

Money Market Fund - 6.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	8,779,025	8,779,025

Total Short-Term Investment (Cost $8,779,025)		8,779,025

TOTAL INVESTMENTS - 99.8% (Cost $126,046,936)		134,091,646

OTHER ASSETS & LIABILITIES, NET - 0.2%		202,159

NET ASSETS - 100.0%		$134,293,805

Notes to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Financials	21.2%
Consumer Discretionary	15.6%
Energy	14.3%
Consumer Staples	14.1%
Health Care	7.9%
Industrials	6.6%
Short-Term Investment	6.5%
Telecommunication Services	6.0%
Information Technology	3.9%
Utilities	2.2%
Materials	1.5%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Securities with a total aggregate market value of $3,433,164 or 2.6% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 32.9%

Consumer Discretionary - 1.1%

Comcast Corp
5.850% due 01/15/10	$250,000	$253,404
Cox Communications Inc
4.625% due 01/15/10	150,000	151,378
Time Warner Cable Inc
5.400% due 07/02/12	100,000	106,937
Time Warner Inc
6.750% due 04/15/11	150,000	160,399

		672,118

Consumer Staples - 1.9%

Anheuser-Busch InBev Worldwide Inc
7.200% due 01/15/14 ~	175,000	197,280
CVS Caremark Corp
1.802% due 09/10/10 §	150,000	151,714
General Mills Inc
6.000% due 02/15/12	200,000	217,432
Kellogg Co
6.600% due 04/01/11	175,000	187,620
The Kroger Co
6.750% due 04/15/12	100,000	110,049
Wal-Mart Stores Inc
3.200% due 05/15/14	250,000	255,633

		1,119,728

Energy - 0.6%

Enterprise Products Operating LLC
4.600% due 08/01/12	150,000	155,553
6.375% due 02/01/13	100,000	108,486
XTO Energy Inc
5.900% due 08/01/12	100,000	108,088

		372,127

Financials - 21.3%

African Development Bank (Multi-National)
1.750% due 10/01/12	600,000	595,944
American General Finance Corp
4.875% due 05/15/10	250,000	240,181
ANZ Capital Trust Inc
4.484% ± ~	250,000	247,777
Bank of America Corp
2.100% due 04/30/12	1,000,000	1,014,707
BB&T Corp
3.850% due 07/27/12	250,000	258,099
Citigroup Funding Inc
2.125% due 07/12/12	200,000	202,374
Citigroup Inc
2.125% due 04/30/12	2,300,000	2,334,104
Dexia Credit Local (France)
2.375% due 09/23/11 ~	600,000	608,608
General Electric Capital Corp
2.000% due 09/28/12	800,000	805,269
2.125% due 12/21/12	100,000	101,018
2.625% due 12/28/12	1,000,000	1,025,661
General Motors Acceptance Corp LLC
2.200% due 12/19/12	500,000	505,822
Greater Bay Bancorp
5.125% due 04/15/10	100,000	101,953
Kreditanstalt fuer Wiederaufbau (Germany)
2.500% due 05/28/13	700,000	706,510
3.750% due 06/27/11	800,000	838,372
LeasePlan Corp NV (Netherlands)
3.000% due 05/07/12 ~	300,000	307,116
Merrill Lynch & Co Inc
6.050% due 08/15/12	125,000	133,425
Morgan Stanley
5.050% due 01/21/11	250,000	258,680
PNC Funding Corp
1.875% due 06/22/11	600,000	607,538
Rabobank Nederland NV (Netherlands)
4.200% due 05/13/14 ~ Δ	150,000	156,437
Suncorp-Metway Ltd (Australia)
1.759% due 04/15/11 § ~	900,000	916,229
The Bear Stearns Cos LLC
6.950% due 08/10/12	500,000	557,061
The Charles Schwab Corp
4.950% due 06/01/14	125,000	131,994
Waddell & Reed Financial Inc
5.600% due 01/15/11	150,000	149,960
WEA Finance LLC
5.400% due 10/01/12 ~	75,000	77,113

		12,881,952

Health Care - 1.2%

Merck & Co Inc
1.875% due 06/30/11	125,000	126,450
Roche Holdings Inc
5.000% due 03/01/14 ~	225,000	243,580
UnitedHealth Group Inc
5.125% due 11/15/10	350,000	361,522

		731,552

Industrials - 0.4%

John Deere Capital Corp
5.400% due 04/07/10	250,000	256,390

Information Technology - 0.6%

Hewlett-Packard Co
2.250% due 05/27/11	350,000	356,698

Telecommunication Services - 4.2%

BellSouth Corp
4.950% due 04/26/10 ~	700,000	715,693
Deutsche Telekom International Finance BV (Netherlands)
8.500% due 06/15/10	200,000	209,691
France Telecom SA (France)
7.750% due 03/01/11	150,000	162,495
Rogers Communications Inc (Canada)
5.500% due 03/15/14	50,000	53,593
6.250% due 06/15/13	50,000	54,110
6.375% due 03/01/14	125,000	138,152
Telefonica Europe BV (Netherlands)
7.750% due 09/15/10	100,000	105,815
Verizon Wireless Capital LLC
3.750% due 05/20/11 ~	775,000	800,043
Vodafone Group PLC (United Kingdom)
5.350% due 02/27/12	250,000	267,937

		2,507,529

Utilities - 1.6%

CenterPoint Energy Resources Corp
7.875% due 04/01/13	75,000	84,532
Commonwealth Edison Co
4.740% due 08/15/10	175,000	179,033
Duke Energy Corp
6.300% due 02/01/14	225,000	249,197
FirstEnergy Corp
6.450% due 11/15/11	5,000	5,412

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
MidAmerican Energy Holdings Co
5.000% due 02/15/14	$250,000	$264,620
Progress Energy Inc
6.050% due 03/15/14	150,000	164,707

		947,501

Total Corporate Bonds & Notes (Cost $19,415,062)		19,845,595

MORTGAGE-BACKED SECURITIES - 33.5%

Collateralized Mortgage Obligations - Residential - 4.9%

Citimortgage Alternative Loan Trust
6.000% due 12/25/36 “	638,075	523,409
Fannie Mae
0.691% due 02/25/37 “ §	660,643	642,868
1.086% due 04/25/48 “ §	411,282	407,129
Freddie Mac
0.593% due 11/15/36 “ §	568,095	557,038
0.643% due 07/15/34 “ §	564,923	544,156
Structured Adjustable Rate Mortgage Loan Trust
5.089% due 11/25/34 “ §	344,495	284,244

		2,958,844

Fannie Mae - 21.4%

4.114% due 04/01/34 “ §	1,300,000	1,340,422
4.500% due 06/01/13 - 06/01/23 “	845,625	877,729
5.000% due 07/01/19 - 01/01/39 “	5,324,290	5,628,336
6.000% due 10/01/21 - 01/01/40 “	4,802,221	5,085,367

		12,931,854

Freddie Mac - 7.2%

5.000% due 11/01/16 - 12/01/19 “	3,904,374	4,154,134
5.500% due 01/01/20 - 07/01/20 “	196,305	209,633

		4,363,767

Total Mortgage-Backed Securities (Cost $20,177,414)		20,254,465

ASSET-BACKED SECURITIES - 4.4%

Capital One Multi-Asset Execution Trust
4.950% due 08/15/12 “	1,600,000	1,602,883
Chase Issuance Trust
4.960% due 09/17/12 “	1,000,000	1,040,089

Total Asset-Backed Securities (Cost $2,599,528)		2,642,972

U.S. GOVERNMENT AGENCY ISSUES - 18.6%

Fannie Mae
2.000% due 03/02/11	1,000,000	1,004,336
4.680% due 06/15/11	1,800,000	1,917,130
Federal Home Loan Bank
3.125% due 06/10/11 ‡	2,500,000	2,586,655
Freddie Mac
2.000% due 02/25/11	1,500,000	1,508,427
2.000% due 03/16/11	500,000	503,025
2.050% due 03/09/11	2,500,000	2,516,725
2.125% due 09/21/12	1,200,000	1,216,518

Total U.S. Government Agency Issues (Cost $11,001,166)		11,252,816

U.S. TREASURY OBLIGATIONS - 6.5%

U.S. Treasury Inflation Protected Securities - 3.7%

0.875% due 04/15/10 ^	1,477,853	1,480,161
1.875% due 07/15/13 ^	586,295	606,449
3.500% due 01/15/11 ^	123,733	128,992

		2,215,602

U.S. Treasury Notes - 1.3%

1.375% due 09/15/12	800,000	799,001

U.S. Treasury Strips - 1.5%

0.000% due 11/15/21	700,000	430,742
0.000% due 11/15/26	200,000	97,083
0.000% due 11/15/27	800,000	372,611

		900,436

Total U.S. Treasury Obligations (Cost $3,828,291)		3,915,039

FOREIGN GOVERNMENT BONDS & NOTES - 1.0%

Japan Finance Corp (Japan)
2.000% due 06/24/11	200,000	202,658
Societe Financement de l’Economie Francaise (France)
2.000% due 02/25/11 ~	400,000	406,091

Total Foreign Government Bonds & Notes (Cost $601,235)		608,749

	Shares
SHORT-TERM INVESTMENT - 11.9%

Money Market Fund - 11.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	7,208,405	7,208,405

Total Short-Term Investment (Cost $7,208,405)		7,208,405

TOTAL INVESTMENTS - 108.8% (Cost $64,831,101)		65,728,041

OTHER ASSETS & LIABILITIES, NET - (8.8%)		(5,312,453)

NET ASSETS - 100.0%		$60,415,588

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)
Notes to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	33.5%
Corporate Bonds & Notes	32.9%
U.S. Government Agency Issues	18.6%
Short-Term Investment	11.9%
U.S. Treasury Obligations	6.5%
Asset-Backed Securities	4.4%
Foreign Government Bonds & Notes	1.0%

108.8%
Other Assets & Liabilities, Net	(8.8%)

100.0%

(b)	As of September 30, 2009, the Fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA / U.S. Government & Agency Issues	83.0%
AA	2.7%
A	8.3%
BBB	5.6%
BB	0.4%

100.0%

(c)	Open futures Contracts outstanding as of September 30, 2009 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (12/09)	19	$19,000,000	$53,936
Eurodollar (03/10)	9	9,000,000	12,130
Eurodollar (06/10)	4	4,000,000	5,640
Eurodollar (09/11)	2	2,000,000	2,795
Eurodollar (12/11)	2	2,000,000	2,845
U.S. Treasury 2-Year Notes (12/09)	93	18,600,000	71,401

Short Futures Outstanding
U.S. Treasury 5-Year Notes (12/09)	41	4,100,000	(19,389)
U.S. Treasury 10-Year Notes (12/09)	15	1,500,000	(10,157)
U.S. Treasury 30 Year Bonds (12/09)	26	2,600,000	(62,487)

			$56,714

(d)	As of September 30, 2009, securities with a total aggregate market value of $341,438 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	0.3% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
SENIOR LOAN NOTES - 88.7%

Consumer Discretionary - 34.3%

Aramark Corp
2.160% due 01/26/14 §	$455,199	$425,713
Aramark Corp (LC Facility Letter of Credit)
0.278% due 01/26/14 §	29,867	27,933
Asurion Corp (1st Lien)
3.250% due 07/03/14 §	500,000	478,022
Blockbuster Inc Tranche B
4.570% due 08/20/11 §	972,067	965,588
Burlington Coat Factory Warehouse Corp
2.570% due 05/28/13 §	496,556	455,766
Catalina Marketing Corp (Initial Term Loan)
2.990% due 10/01/14 §	483,461	465,531
Cedar Fair LP
2.250% due 08/30/12 §	107,269	103,582
Cedar Fair LP Term B
4.250% due 08/30/14 §	388,934	379,049
Cengage Learning Acquisitions Inc
2.750% due 07/03/14 §	748,092	672,534
due 07/03/14 § ∞	249,364	224,178
Cequel Communications LLC
2.250% due 11/05/13 §	982,291	929,729
Charter Communications Operating LLC (New Term Loan)
6.250% due 03/06/14 §	996,199	941,717
Discovery Communications Holding LLC Term C
5.250% due 05/14/14 §	497,500	506,517
Dollar General Corp Tranche B1
3.120% due 07/07/14 §	498,750	487,336
Harland Clarke Holding Corp Tranche B
2.780% due 06/30/14 §	994,911	838,710
Kronos Inc (Initial Term Loan 1st Lien)
2.280% due 06/11/14 §	489,843	461,922
Las Vegas Sands LLC (Delayed Draw I Term Loan)
due 05/23/14 § ∞	134,126	112,814
Las Vegas Sands LLC Tranche B
due 05/23/14 § ∞	665,535	559,788
Metro-Goldwyn-Mayer Inc Tranche B
20.500% due 04/09/12 §	498,708	286,204
Nielsen Finance LLC (Class A Dollar Term Loan)
2.250% due 08/09/13 §	152,680	144,330
due 08/09/13 § ∞	500,000	472,655
Nielsen Finance LLC (Class B Dollar Term Loan)
4.000% due 05/01/16 §	318,007	300,615
Regal Cinemas Corp (New Term Loan)
4.030% due 10/27/13 §	881,418	879,765
Sabre Inc (Initial Term Loan)
2.640% due 09/30/14 §	500,000	441,615
due 09/30/14 § ∞	500,000	441,615
TWCC Holding Corp
7.250% due 09/14/15 §	497,487	506,069
Univision Communications Inc (Initial Term Loan)
2.530% due 09/29/14 §	500,000	424,490
due 09/29/14 § ∞	500,000	424,490
VML U.S. Finance LLC Term B (Delayed Draw Project Loan)
5.790% due 05/25/12 §	182,607	174,960
VML U.S. Finance LLC Term B (Funded Project Loan)
5.790% due 05/27/13 §	316,140	302,902
due 05/27/13 § ∞	498,747	477,862

		14,314,001

Consumer Staples - 4.5%

Revlon Consumer Products Corp
4.340% due 01/15/12 §	1,000,000	970,835
Sturm Foods Inc (Initial Term Loan 1st Lien)
3.060% due 01/31/14 §	493,440	456,432
Wm Wrigley Jr Co Tranche B
6.500% due 09/30/14 §	456,571	465,321

		1,892,588

Energy - 3.5%

Coffeyville Resources LLC (Funded Letter of Credit)
8.500% due 12/28/10 §	67,370	67,623
Coffeyville Resources LLC Tranche D
8.500% due 12/30/13 §	537,294	539,309
Venoco Inc
4.250% due 05/07/14 §	988,971	846,396

		1,453,328

Financials - 5.0%

First Data Corp Tranche B1 (Initial Term Loan)
3.000% due 09/24/14 §	786,165	678,779
HUB International Ltd (Delayed Draw Term Loan)
2.750% due 06/13/14 §	180,516	162,915
HUB International Ltd (Initial Term Loan)
2.750% due 06/13/14 §	803,100	724,798
Spirit Finance Corp
3.480% due 08/01/13 §	1,000,000	497,500

		2,063,992

Health Care - 12.8%

Aveta Inc (Acquisition Term Loan)
5.500% due 08/22/11 §	400,951	382,908
Aveta Inc (New Term Loan)
5.500% due 08/22/11 §	72,680	69,410
Aveta Inc (Original Term Loan)
5.500% due 08/22/11 §	620,215	592,306
CHS/Community Health Systems Inc (Delayed Draw Term Loan)
2.500% due 07/25/14 §	24,270	22,824
CHS/Community Health Systems Inc (Funded Term Loan)
2.610% due 07/25/14 §	475,730	448,426
HCA Inc Tranche B1
2.530% due 11/18/13 §	686,221	649,522
IM US Holdings LLC (2nd Lien)
4.500% due 06/26/15 §	500,000	485,835
Life Technologies Corp Borrowing Term B
5.250% due 11/23/15 §	792,500	799,098
Mylan Inc Tranche B
3.550% due 10/02/14 §	962,312	940,217
Talecris Biotherapeutics Holdings Corp (1st Lien)
3.960% due 12/06/13 §	982,247	966,693

		5,357,239

Industrials - 1.0%

AWAS Capital Inc (1st Lien)
2.060% due 03/24/13 §	475,642	436,006

Information Technology - 7.2%

Affiliated Computer Services Inc (First Securities Repurchase Increase Loan)
2.250% due 03/20/13 §	324,856	323,753
Affiliated Computer Services Inc Term B
2.250% due 03/20/13 §	173,853	173,263

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Brocade Communication Systems Inc
7.000% due 10/07/13 §	$483,834	$488,067
CDW Corp
3.240% due 10/10/14 §	499,772	409,294
CCS Inc
due 11/14/14 § ∞	498,731	398,154
SunGard Data Systems Inc Tranche B
4.080% due 02/28/16 §	740,905	724,791
Vertafore Inc (Original Term B-2 Loan)
5.500% due 07/31/14 §	497,449	475,064

		2,992,386

Materials - 6.5%

Georgia Gulf Corp
10.000% due 10/03/13 §	483,031	476,657
Murray Energy Corp Tranche B (1st Lien)
3.250% due 01/28/10 § Δ	943,025	924,165
Nalco Co
6.500% due 05/13/16 §	497,500	506,828
Solutia Inc
7.250% due 02/28/14 §	786,200	798,980

		2,706,630

Telecommunication Services - 5.3%

Avaya Inc
3.140% due 10/24/14 §	498,719	403,963
Digicel International Finance Limited Tranche A
2.810% due 03/30/12 §	416,675	403,133
Level 3 Financing Inc Tranche A
2.680% due 03/13/14 §	500,000	444,642
MetroPCS Wireless Inc Tranche B
2.660% due 11/03/13 §	987,277	947,446

		2,199,184

Utilities - 8.6%

Calpine Corp (1st Priority Term Loan)
3.170% due 03/29/14 §	983,687	903,477
Coleto Creek Power LP (2nd Lien)
4.250% due 06/28/13 §	967,500	708,694
Dynegy Holdings Inc (Facility Term Loan)
4.000% due 04/02/13 §	462,572	446,833
Dynegy Holdings Inc Tranche B
4.000% due 04/02/13 §	37,332	36,062
NRG Energy Inc
2.020% due 02/01/13 §	324,609	308,317
NRG Energy Inc (Credit-Linked Deposit)
0.180% due 02/01/13 §	174,339	165,589
Texas Competitive Electric Holdings Co LLC Tranche B2 (Initial Term Loan)
3.750% due 10/10/14 §	1,283,627	1,025,445

		3,594,417

Total Senior Loan Notes (Cost $36,719,503)		37,009,771

	Shares
SHORT-TERM INVESTMENT - 16.4%

Money Market Fund - 16.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	6,836,869	6,836,869

Total Short-Term Investment (Cost $6,836,869)		6,836,869

TOTAL INVESTMENTS - 105.1% (Cost $43,556,372)		43,846,640

OTHER ASSETS & LIABILITIES, NET - (5.1%)		(2,147,503)

NET ASSETS - 100.0%		$41,699,137

Notes to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	34.3%
Short-Term Investment	16.4%
Health Care	12.8%
Utilities	8.6%
Information Technology	7.2%
Materials	6.5%
Telecommunication Services	5.3%
Financials	5.0%
Consumer Staples	4.5%
Energy	3.5%
Industrials	1.0%

105.1%
Other Assets & Liabilities, Net	(5.1%)

100.0%

(b)	As of September 30, 2009, the Fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

BBB	2.1%
BB	37.1%
B	44.2%
CCC	5.2%
D	2.5%
Not Rated	8.9%

100.0%

(c)	2.2% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.6%

Energy - 1.6%

Petroleo Brasileiro SA ADR (Brazil)	29,955	$1,177,531

Total Preferred Stocks (Cost $1,093,799)		1,177,531

COMMON STOCKS - 91.2%

Consumer Discretionary - 3.8%

Adidas AG (Germany) +	12,289	649,398
CBS Corp ‘B’	28,795	346,980
Crown Ltd (Australia) +	93,072	733,501
Lamar Advertising Co ‘A’ *	10,580	290,315
McDonald’s Corp	8,647	493,484
The Home Depot Inc	13,750	366,300

		2,879,978

Consumer Staples - 14.4%

Altria Group Inc	11,885	211,672
Anheuser-Busch InBev NV (Belgium) +	98,511	4,518,521
Anheuser-Busch InBev NV Strip VVPR (Belgium) + *	110,992	488
Colgate-Palmolive Co	10,990	838,317
CVS Caremark Corp	37,011	1,322,773
Kimberly-Clark Corp	10,475	617,816
Reckitt Benckiser Group PLC (United Kingdom) +	12,040	589,452
Tesco PLC (United Kingdom) +	226,716	1,451,365
The Coca-Cola Co	13,465	723,070
Wal-Mart Stores Inc	11,410	560,117

		10,833,591

Energy - 8.9%

Apache Corp	4,160	382,013
EOG Resources Inc	30,505	2,547,473
National Oilwell Varco Inc *	8,725	376,309
Occidental Petroleum Corp	32,245	2,528,008
XTO Energy Inc	20,265	837,350

		6,671,153

Financials - 8.5%

ACE Ltd (Switzerland) *	19,200	1,026,432
Berkshire Hathaway Inc ‘B’ *	310	1,030,130
ICICI Bank Ltd ADR (India)	12,765	492,218
JPMorgan Chase & Co	26,923	1,179,766
T. Rowe Price Group Inc	16,375	748,337
The Goldman Sachs Group Inc	8,500	1,566,975
Wells Fargo & Co	11,835	333,510

		6,377,368

Health Care - 10.4%

Baxter International Inc	15,035	857,145
Bristol-Myers Squibb Co	24,150	543,858
Celgene Corp *	29,320	1,638,988
Covidien PLC (Ireland)	32,690	1,414,169
Gilead Sciences Inc *	27,285	1,270,935
Roche Holding AG (Switzerland) +	8,871	1,434,340
UnitedHealth Group Inc	27,685	693,232

		7,852,667

Industrials - 9.7%

C.H. Robinson Worldwide Inc	5,600	323,400
Canadian National Railway Co (Canada)	17,316	848,311
Danaher Corp	15,450	1,040,094
Emerson Electric Co	11,020	441,682
Expeditors International of Washington Inc	22,085	776,288
Illinois Tool Works Inc	8,240	351,930
Lockheed Martin Corp	4,990	389,619
Northrop Grumman Corp	5,600	289,800
Precision Castparts Corp	10,110	1,029,906
Tyco International Ltd (Switzerland)	20,395	703,220
United Parcel Service Inc ‘B’	12,340	696,840
United Technologies Corp	7,125	434,126

		7,325,216

Information Technology - 27.3%

Amphenol Corp ‘A’	16,435	619,271
Apple Inc *	18,222	3,377,812
Cisco Systems Inc *	104,440	2,458,518
Corning Inc	36,390	557,131
eBay Inc *	65,645	1,549,878
Google Inc ‘A’ *	2,020	1,001,617
International Business Machines Corp	15,465	1,849,769
KLA-Tencor Corp	40,061	1,436,587
Marvell Technology Group Ltd (Bermuda) *	65,995	1,068,459
Microsoft Corp	31,175	807,121
Oracle Corp	84,555	1,762,126
QUALCOMM Inc	26,955	1,212,436
Research In Motion Ltd (Canada) *	8,345	563,705
Symantec Corp *	37,610	619,437
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan) +	376,449	744,993
Texas Instruments Inc	8,569	203,000
Yahoo! Inc *	42,505	757,014

		20,588,874

Materials - 4.4%

Agnico-Eagle Mines Ltd (Canada)	3,718	252,266
Monsanto Co	4,935	381,969
Newmont Mining Corp	8,435	371,309
Potash Corp of Saskatchewan Inc (Canada)	6,640	599,858
Praxair Inc	11,980	978,646
United States Steel Corp	6,635	294,395
Weyerhaeuser Co	12,445	456,109

		3,334,552

Telecommunication Services - 3.0%

Crown Castle International Corp *	72,475	2,272,816

Utilities - 0.8%

NRG Energy Inc *	22,405	631,597

Total Common Stocks (Cost $55,393,970)		68,767,812

SHORT-TERM INVESTMENT - 6.6%

Money Market Fund - 6.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,001,636	5,001,636

Total Short-Term Investment (Cost $5,001,636)		5,001,636

TOTAL INVESTMENTS - 99.4% (Cost $61,489,405)		74,946,979

OTHER ASSETS & LIABILITIES, NET - 0.6%		470,341

NET ASSETS - 100.0%		$75,417,320

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)
Notes to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Information Technology	27.3%
Consumer Staples	14.4%
Energy	10.5%
Health Care	10.4%
Industrials	9.7%
Financials	8.5%
Short-Term Investment	6.6%
Materials	4.4%
Consumer Discretionary	3.8%
Telecommunication Services	3.0%
Utilities	0.8%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Securities with a total aggregate market value of $10,122,058 or 13.4% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Forward foreign currency contracts outstanding as of September 30, 2009 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	AUD	175,000	10/09	$3,358
Sell	AUD	343,000	10/09	(20,816)
Sell	AUD	135,000	11/09	(3,157)
Buy	EUR	750,000	10/09	8,439
Buy	EUR	635,000	10/09	(1,996)
Sell	EUR	2,135,000	10/09	(102,437)
Sell	EUR	635,000	11/09	1,441
Buy	GBP	168,000	10/09	1,957
Sell	GBP	353,000	10/09	18,114
Sell	GBP	130,000	11/09	6,405
Sell	GBP	168,000	11/09	(2,075)

				$(90,767)

(d)	Transactions in written options for the period ended September 30, 2009 were as follows:

	Number of
	Contracts	Premium

Outstanding, March 31, 2009	—	$—
Put Options Written	19	8,578
Put Options Expired	(19)	(8,578)

Outstanding, September 30, 2009	—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL MID-CAP EQUITY FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.4%

Consumer Discretionary - 14.5%

American Eagle Outfitters Inc	50,200	$846,372
Burger King Holdings Inc	67,700	1,190,843
Family Dollar Stores Inc	42,400	1,119,360
Genuine Parts Co	29,500	1,122,770
J.C. Penney Co Inc	55,700	1,879,875
Leggett & Platt Inc	69,800	1,354,120
Mattel Inc	109,000	2,012,140
Starbucks Corp *	56,300	1,162,595
Viacom Inc ‘B’ *	62,200	1,744,088

		12,432,163

Consumer Staples - 7.3%

Avon Products Inc	24,200	821,832
Campbell Soup Co	32,700	1,066,674
McCormick & Co Inc	46,500	1,578,210
Molson Coors Brewing Co ‘B’	37,500	1,825,500
Sara Lee Corp	79,700	887,858
The J.M. Smucker Co	2,800	148,428

		6,328,502

Energy - 6.8%

Holly Corp	65,900	1,688,358
Massey Energy Co	21,280	593,499
Patterson-UTI Energy Inc	62,900	949,790
The Williams Cos Inc	73,520	1,313,802
Tidewater Inc	18,700	880,583
Valero Energy Corp	20,200	391,678

		5,817,710

Financials - 12.3%

Ameriprise Financial Inc	53,710	1,951,284
City National Corp	21,600	840,888
Fifth Third Bancorp	30,000	303,900
Hudson City Bancorp Inc	58,350	767,303
Marsh & McLennan Cos Inc	35,500	877,915
Northern Trust Corp	12,600	732,816
PartnerRe Ltd (Bermuda)	12,200	938,668
Public Storage REIT	17,100	1,286,604
RenaissanceRe Holdings Ltd (Bermuda)	22,940	1,256,194
The St. Joe Co *	41,300	1,202,656
UDR Inc REIT	27,100	426,554

		10,584,782

Health Care - 11.6%

CareFusion Corp *	32,250	703,050
Hospira Inc *	59,000	2,631,400
Life Technologies Corp *	28,987	1,349,345
Omnicare Inc	54,800	1,234,096
Patterson Cos Inc *	17,200	468,700
Talecris Biotherapeutics Holdings Corp *	23,200	440,800
Warner Chilcott PLC ‘A’ (Ireland) *	68,100	1,472,322
Zimmer Holdings Inc *	31,600	1,689,020

		9,988,733

Industrials - 13.5%

Cintas Corp	37,000	1,121,470
Corrections Corp of America *	75,500	1,710,075
Covanta Holding Corp *	77,450	1,316,650
Dover Corp	49,140	1,904,666
Foster Wheeler AG (Switzerland) *	38,700	1,234,917
Parker-Hannifin Corp	23,600	1,223,424
Republic Services Inc	70,700	1,878,499
Spirit AeroSystems Holdings Inc ‘A’ *	66,400	1,199,184

		11,588,885

Information Technology - 15.5%

Agilent Technologies Inc *	50,900	1,416,547
Analog Devices Inc	37,800	1,042,524
BMC Software Inc *	22,800	855,684
DST Systems Inc *	18,400	824,320
Fidelity National Information Services Inc	43,300	1,104,583
Ingram Micro Inc ‘A’ *	115,390	1,944,322
Juniper Networks Inc *	34,700	937,594
Lam Research Corp *	19,900	679,784
NetApp Inc *	28,600	763,048
NeuStar Inc ‘A’ *	35,800	809,080
Symantec Corp *	112,000	1,844,640
VeriSign Inc *	46,500	1,101,585

		13,323,711

Materials - 10.3%

Air Products & Chemicals Inc	18,800	1,458,504
Ball Corp	49,860	2,453,112
Bemis Co Inc	39,800	1,031,218
Cliffs Natural Resources Inc	26,500	857,540
Compass Minerals International Inc	4,800	295,776
Packaging Corp of America	84,200	1,717,680
RPM International Inc	57,400	1,061,326

		8,875,156

Utilities - 3.6%

American Electric Power Co Inc	54,400	1,685,856
Energen Corp	33,100	1,426,610

		3,112,466

Total Common Stocks (Cost $73,064,064)		82,052,108

SHORT-TERM INVESTMENT - 3.8%

Money Market Fund - 3.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,224,232	3,224,232

Total Short-Term Investment (Cost $3,224,232)		3,224,232

TOTAL INVESTMENTS - 99.2% (Cost $76,288,296)		85,276,340

OTHER ASSETS & LIABILITIES, NET - 0.8%		687,853

NET ASSETS - 100.0%		$85,964,193

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL MID-CAP EQUITY FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)
Note to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Information Technology	15.5%
Consumer Discretionary	14.5%
Industrials	13.5%
Financials	12.3%
Health Care	11.6%
Materials	10.3%
Consumer Staples	7.3%
Energy	6.8%
Short-Term Investment	3.8%
Utilities	3.6%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Austria - 0.7%

Erste Bank Group AG +	13,393	$602,184

Bermuda - 1.0%

Li & Fung Ltd +	229,200	918,295

Canada - 2.0%

Canadian National Railway Co	37,400	1,832,226

Czech Republic - 0.6%

Komercni Banka AS +	2,907	582,061

France - 20.1%

Air Liquide SA +	14,940	1,702,372
AXA SA +	82,550	2,240,826
Danone SA +	23,176	1,401,925
GDF Suez +	44,905	1,999,297
Legrand SA +	37,290	1,039,947
LVMH Moet Hennessy Louis Vuitton SA +	32,510	3,278,961
Pernod-Ricard SA +	18,708	1,491,184
Schneider Electric SA +	27,776	2,826,091
Total SA +	24,130	1,434,286
Vivendi +	30,275	940,897

		18,355,786

Germany - 12.0%

Bayer AG +	32,360	2,239,895
Beiersdorf AG +	16,780	982,751
Deutsche Boerse AG +	17,920	1,461,869
E.ON AG +	19,548	827,377
Linde AG +	29,700	3,216,337
Merck KGaA +	14,280	1,417,183
SAP AG +	15,880	770,031

		10,915,443

Hong Kong - 0.6%

CNOOC Ltd +	387,000	521,748

India - 1.6%

Infosys Technologies Ltd ADR	29,170	1,414,453

Italy - 0.8%

Intesa Sanpaolo SPA * +	163,032	723,359

Japan - 11.4%

Aeon Credit Service Co Ltd +	41,600	417,475
Canon Inc +	45,950	1,841,053
FANUC Ltd +	12,400	1,107,456
Hirose Electric Co Ltd +	4,800	539,946
HOYA Corp +	71,700	1,689,264
INPEX Corp +	232	1,968,230
Kao Corp +	35,300	871,637
Konica Minolta Holdings Inc +	24,500	231,219
Lawson Inc +	9,200	427,084
Shin-Etsu Chemical Co Ltd +	14,100	865,010
Tokyo Electron Ltd +	7,500	476,918

		10,435,292

Mexico - 1.1%

America Movil SAB de CV ‘L’ ADR	15,800	692,514
Grupo Modelo SAB de CV ‘C’ *	76,400	284,498

		977,012

Netherlands - 6.9%

ASML Holding NV +	9,255	273,129
Heineken NV +	59,260	2,747,583
TNT NV +	64,923	1,744,530
Wolters Kluwer NV +	70,290	1,505,854

		6,271,096

Singapore - 1.1%

Singapore Telecommunications Ltd +	453,380	1,041,833

South Africa - 0.7%

MTN Group Ltd +	37,830	617,146

South Korea - 1.5%

Samsung Electronics Co Ltd +	1,963	1,355,235

Switzerland - 15.8%

Actelion Ltd * +	10,412	647,291
Compagnie Financiere Richemont SA ‘A’ +	35,338	1,000,384
Givaudan SA +	2,370	1,778,291
Julius Baer Holding AG +	27,068	1,357,602
Nestle SA +	94,006	4,013,178
Roche Holding AG +	24,550	3,969,457
Sonova Holding AG +	6,176	624,900
Swiss Reinsurance Co +	10,555	478,589
UBS AG * +	30,186	553,458

		14,423,150

Taiwan - 1.1%

Taiwan Semiconductor Manufacturing Co Ltd ADR	92,970	1,018,951

United Kingdom - 17.8%

BHP Billiton PLC +	19,740	540,609
Burberry Group PLC +	87,330	704,389
Diageo PLC +	133,060	2,047,149
GlaxoSmithKline PLC +	27,330	538,866
Hays PLC +	159,700	265,988
HSBC Holdings PLC (LI) +	118,810	1,360,438
Ladbrokes PLC +	150,187	450,615
Reckitt Benckiser Group PLC +	64,254	3,145,736
Royal Dutch Shell PLC ‘A’ (LI) +	53,890	1,528,435
Smiths Group PLC +	65,267	929,625
Standard Chartered PLC +	63,857	1,577,362
Tesco PLC +	103,577	663,068
William Hill PLC +	263,920	745,043
WPP PLC +	201,029	1,729,030

		16,226,353

United States - 1.8%

Synthes Inc +	13,720	1,654,426

Total Common Stocks (Cost $83,006,880)		89,886,049

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.1%

Money Market Fund - 1.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,055,258	$1,055,258

Total Short-Term Investment (Cost $1,055,258)		1,055,258

TOTAL INVESTMENTS - 99.7% (Cost $84,062,138)		90,941,307

OTHER ASSETS & LIABILITIES, NET - 0.3%		230,117

NET ASSETS - 100.0%		$91,171,424

Notes to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Consumer Staples	19.8%
Consumer Discretionary	12.4%
Financials	12.4%
Health Care	12.2%
Industrial	10.7%
Information Technology	10.5%
Materials	8.9%
Energy	6.0%
Utilities	3.1%
Telecommunication Services	2.6%
Short-Term Investment	1.1%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	As of September 30, 2009, the Fund was diversified by geographical region as a percentage of net assets as follows:

France	20.1%
United Kingdom	17.8%
Switzerland	15.8%
Germany	12.0%
Japan	11.4%
Netherlands	6.9%
United States	2.9%
Canada	2.0%
India	1.6%
South Korea	1.5%
Mexico	1.1%
Singapore	1.1%
Taiwan	1.1%
Bermuda	1.0%
Italy	0.8%
Austria	0.7%
South Africa	0.7%
Czech Republic	0.6%
Hong Kong	0.6%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(c)	Securities with a total aggregate market value of $84,643,407 or 92.8% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.6%

Consumer Discretionary - 6.9%

Aaron’s Inc	12,400	$327,360
Dover Downs Gaming & Entertainment Inc	4,500	25,650
Hillenbrand Inc	7,800	158,886
International Speedway Corp ‘A’	10,300	283,971
NutriSystem Inc	3,700	56,462
Phillips-Van Heusen Corp	9,500	406,505
RadioShack Corp	11,700	193,869
Sturm Ruger & Co Inc	5,400	69,876
The Buckle Inc	11,700	399,438
Wolverine World Wide Inc	12,000	298,080

		2,220,097

Consumer Staples - 8.1%

Cal-Maine Foods Inc	6,200	165,974
Casey’s General Stores Inc	11,100	348,318
Corn Products International Inc	11,500	327,980
Del Monte Foods Co	34,900	404,142
Embotelladora Andina SA ‘B’ ADR (Chile)	8,100	145,476
Ruddick Corp	10,700	284,834
The J.M. Smucker Co	4,900	259,749
Universal Corp	6,500	271,830
Vector Group Ltd	7,350	114,513
WD-40 Co	6,200	176,080
Weis Markets Inc	3,200	102,240

		2,601,136

Energy - 11.2%

Alliance Resource Partners LP	800	29,008
Berry Petroleum Co ‘A’	10,600	283,868
Buckeye Partners LP	4,400	213,004
Cimarex Energy Co	9,600	415,872
El Paso Pipeline Partners LP	2,200	45,606
Frontier Oil Corp	20,000	278,400
Holly Corp	13,300	340,746
Linn Energy LLC	13,100	300,121
Magellan Midstream Partners LP	6,600	248,160
NuStar Energy LP	4,600	238,464
Southern Union Co	15,100	313,929
Sunoco Logistics Partners LP	700	41,475
TC Pipelines LP	1,500	57,150
Tidewater Inc	6,800	320,212
Tsakos Energy Navigation Ltd (Bermuda)	6,500	101,725
Williams Partners LP	2,400	55,896
World Fuel Services Corp	7,000	336,490

		3,620,126

Financials - 14.6%

Advance America Cash Advance Centers Inc	22,500	126,000
American Equity Investment Life Holding Co	9,300	65,286
American Financial Group Inc	15,200	387,600
American Physicians Capital Inc	2,800	80,668
Bank of Hawaii Corp	7,800	324,012
Cash America International Inc	7,100	214,136
Chimera Investment Corp REIT	86,200	329,284
Cullen/Frost Bankers Inc	6,300	325,332
Delphi Financial Group Inc ‘A’	11,900	269,297
Equity One Inc REIT	13,200	206,844
Federated Investors Inc ‘B’	12,700	334,899
Franklin Street Properties Corp REIT	16,200	212,220
Healthcare Realty Trust Inc REIT	12,700	268,351
HRPT Properties Trust REIT	35,800	269,216
Infinity Property & Casualty Corp	4,300	182,664
Nationwide Health Properties Inc REIT	10,300	319,197
PS Business Parks Inc REIT	3,600	184,752
Raymond James Financial Inc	9,400	218,832
RLI Corp	4,300	226,954
Sovran Self Storage Inc REIT	5,100	155,193

		4,700,737

Health Care - 7.1%

Hill-Rom Holdings Inc	7,800	169,884
Invacare Corp	7,300	162,644
Owens & Minor Inc	8,700	393,675
PerkinElmer Inc	18,150	349,206
STERIS Corp	8,400	255,780
Teleflex Inc	6,700	323,677
The Cooper Cos Inc	12,200	362,706
West Pharmaceutical Services Inc	7,000	284,270

		2,301,842

Industrials - 14.5%

Acuity Brands Inc	9,200	296,332
American Ecology Corp	2,500	46,750
Applied Industrial Technologies Inc	9,400	198,904
Barnes Group Inc	11,700	199,953
Belden Inc	9,800	226,380
Bucyrus International Inc	10,100	359,762
Crane Co	12,600	325,206
Curtiss-Wright Corp	9,000	307,170
Ennis Inc	13,000	209,690
Granite Construction Inc	8,500	262,990
Harsco Corp	10,300	364,723
KBR Inc	16,200	377,298
Lennox International Inc	8,500	307,020
SkyWest Inc	10,800	179,064
The Brink’s Co	10,400	279,864
Tomkins PLC ADR (United Kingdom)	3,300	39,567
Trinity Industries Inc	8,600	147,834
Triumph Group Inc	4,300	206,357
Valmont Industries Inc	4,000	340,720

		4,675,584

Information Technology - 2.7%

Diebold Inc	10,600	349,058
Himax Technologies Inc ADR (Cayman)	13,500	44,955
Jabil Circuit Inc	26,500	355,365
MTS Systems Corp	3,000	87,630
Park Electrochemical Corp	1,000	24,650

		861,658

Materials - 14.5%

AMCOL International Corp	5,700	130,473
Bemis Co Inc	13,700	354,967
Commercial Metals Co	23,400	418,860
Compass Minerals International Inc	7,300	449,826
IAMGOLD Corp (Canada)	31,200	441,168
Innophos Holdings Inc	4,700	86,950
International Flavors & Fragrances Inc	8,500	322,405
Methanex Corp (Canada)	13,100	226,761
Royal Gold Inc	9,400	428,640
RPM International Inc	19,500	360,555
Sensient Technologies Corp	11,100	308,247
Sonoco Products Co	12,000	330,480
Terra Industries Inc	10,900	377,903
The Lubrizol Corp	6,200	443,052

		4,680,287

Telecommunication Services - 0.1%

Partner Communications Co Ltd ADR (Israel)	2,700	50,814

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Utilities - 12.9%

AGL Resources Inc	9,600	$338,592
American Water Works Co Inc	16,400	327,016
Amerigas Partners LP	900	32,436
Atmos Energy Corp	11,700	329,706
Avista Corp	8,500	171,870
Cleco Corp	12,500	313,500
Energen Corp	9,100	392,210
National Fuel Gas Co	8,100	371,061
OGE Energy Corp	10,500	347,340
Southwest Gas Corp	8,400	214,872
Suburban Propane Partners LP	3,600	150,552
UGI Corp	11,800	295,708
Vectren Corp	12,000	276,480
Westar Energy Inc	16,000	312,160
WGL Holdings Inc	9,200	304,888

		4,178,391

Total Common Stocks (Cost $28,245,811)		29,890,672

SHORT-TERM INVESTMENT - 7.4%

Money Market Fund - 7.4%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	2,388,613	2,388,613

Total Short-Term Investment (Cost $2,388,613)		2,388,613

TOTAL INVESTMENTS - 100.0% (Cost $30,634,424)		32,279,285

OTHER ASSETS & LIABILITIES, NET - 0.0%		(10,278)

NET ASSETS - 100.0%		$32,269,007

Note to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Financials	14.6%
Industrials	14.5%
Materials	14.5%
Utilities	12.9%
Energy	11.2%
Consumer Staples	8.1%
Short-Term Investment	7.4%
Health Care	7.1%
Consumer Discretionary	6.9%
Information Technology	2.7%
Telecommunication Services	0.1%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL MAIN STREET ® CORE FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.5%

Consumer Discretionary - 10.1%

Advance Auto Parts Inc	23,690	$930,543
Best Buy Co Inc	31,780	1,192,386
GameStop Corp ‘A’ *	47,480	1,256,796
Grupo Televisa SA ADR (Mexico)	31,020	576,662
H&R Block Inc	31,020	570,148
Lowe’s Cos Inc	68,670	1,437,950
McDonald’s Corp	35,470	2,024,273
The McGraw-Hill Cos Inc	67,750	1,703,235
The Washington Post Co ‘B’	1,712	801,353
Time Warner Cable Inc	34,374	1,481,176

		11,974,522

Consumer Staples - 10.3%

Colgate-Palmolive Co	21,150	1,613,322
General Mills Inc	43,340	2,790,229
Mead Johnson Nutrition Co ‘A’	9,000	405,990
Philip Morris International Inc	97,160	4,735,578
Unilever NV ‘NY’ (Netherlands)	41,390	1,194,515
Wal-Mart Stores Inc	30,850	1,514,426

		12,254,060

Energy - 11.0%

Chevron Corp	32,810	2,310,808
Enterprise Products Partners LP	38,370	1,086,638
Exxon Mobil Corp	59,610	4,089,842
Murphy Oil Corp	15,780	908,455
Occidental Petroleum Corp	30,140	2,362,976
Plains All American Pipeline LP	16,600	768,414
Schlumberger Ltd (Netherlands)	25,700	1,531,720

		13,058,853

Financials - 13.5%

American Express Co	45,710	1,549,569
Bank of America Corp	114,154	1,931,486
Citigroup Inc	219,060	1,060,250
Discover Financial Services	37,810	613,656
Janus Capital Group Inc	5,060	71,751
JPMorgan Chase & Co	47,330	2,074,001
Leucadia National Corp *	25,440	628,877
Lincoln National Corp	48,490	1,256,376
Regions Financial Corp	84,730	526,173
State Street Corp	45,610	2,399,086
Teton Advisors Inc *+ Δ	3	11
The Chubb Corp	37,460	1,888,359
The Travelers Cos Inc	25,980	1,278,995
U.S. Bancorp	34,600	756,356

		16,034,946

Health Care - 13.1%

Abbott Laboratories	44,010	2,177,175
Amgen Inc *	32,960	1,985,181
Celgene Corp *	38,990	2,179,541
Cephalon Inc *	10,860	632,486
Laboratory Corp of America Holdings *	15,310	1,005,867
Medco Health Solutions Inc *	34,030	1,882,199
Merck & Co Inc	113,120	3,577,986
St. Jude Medical Inc *	29,680	1,157,817
WellPoint Inc *	20,250	959,040

		15,557,292

Industrials - 10.9%

General Electric Co	130,290	2,139,362
KBR Inc	53,780	1,252,536
Precision Castparts Corp	13,830	1,408,862
Republic Services Inc	81,810	2,173,692
Tyco International Ltd (Switzerland)	75,125	2,590,310
Union Pacific Corp	20,300	1,184,505
United Parcel Service Inc ‘B’	20,990	1,185,305
United Technologies Corp	17,040	1,038,247

		12,972,819

Information Technology - 16.4%

Accenture PLC ‘A’ (Ireland)	15,370	572,840
Adobe Systems Inc *	29,840	985,914
Apple Inc *	18,180	3,370,027
Check Point Software Technologies Ltd (Israel) *	35,270	999,904
eBay Inc *	74,970	1,770,042
Fiserv Inc *	1,630	78,566
Google Inc ‘A’ *	3,750	1,859,437
Hewitt Associates Inc ‘A’ *	21,470	782,152
MasterCard Inc ‘A’	7,960	1,609,114
Microsoft Corp	130,720	3,384,341
QUALCOMM Inc	31,960	1,437,561
Texas Instruments Inc	41,880	992,137
The Western Union Co	52,920	1,001,246
Xilinx Inc	24,910	583,392

		19,426,673

Materials - 3.1%

CF Industries Holdings Inc	1,140	98,302
Monsanto Co	14,190	1,098,306
Praxair Inc	18,720	1,529,237
Sealed Air Corp	51,920	1,019,190

		3,745,035

Telecommunication Services - 1.5%

America Movil SAB de CV ‘L’ ADR (Mexico)	40,130	1,758,898

Utilities - 3.6%

Public Service Enterprise Group Inc	52,020	1,635,509
The AES Corp *	179,650	2,662,413

		4,297,922

Total Common Stocks (Cost $99,492,336)		111,081,020

EXCHANGE-TRADED FUND - 2.0%

Standard & Poor’s Depositary Receipts Trust I	22,000	2,322,320

Total Exchange-Traded Fund (Cost $2,348,373)		2,322,320

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 3.6%

Money Market Fund - 3.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,280,360	$4,280,360

Total Short-Term Investment (Cost $4,280,360)		4,280,360

TOTAL INVESTMENTS - 99.1% (Cost $106,121,069)		117,683,700

OTHER ASSETS & LIABILITIES, NET - 0.9%		1,075,298

NET ASSETS - 100.0%		$118,758,998

Notes to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Information Technology	16.4%
Financials	13.5%
Health Care	13.1%
Energy	11.0%
Industrials	10.9%
Consumer Staples	10.3%
Consumer Discretionary	10.1%
Utilities	3.6%
Short-Term Investment	3.6%
Materials	3.1%
Exchange-Traded Fund	2.0%
Telecommunication Services	1.5%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	A security with a total aggregate market value of $11 or less than 0.01% of the net assets was valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Less than 0.1% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 7.7%

Brazil - 7.7%

All America Latina Logistica SA	31,000	$240,777
Cia de Bebidas das Americas ADR	3,400	279,684
Itau Unibanco Holding SA ADR	3,080	62,062
Lojas Americanas SA	92,940	626,910
Net Servicos de Comunicacao SA *	24,408	283,538
Petroleo Brasileiro SA ADR	25,200	990,612
Vale SA ADR	32,500	666,575

		3,150,158

Total Preferred Stocks (Cost $2,064,697)		3,150,158

COMMON STOCKS - 88.8%

Argentina - 0.0%

IRSA Inversiones y Representaciones SA GDR *	1,200	9,960

Bermuda - 0.9%

Credicorp Ltd	3,100	241,056
Dairy Farm International Holdings Ltd +	6,400	38,209
Jardine Strategic Holdings Ltd +	1,000	16,960
Shangri-La Asia Ltd +	42,000	78,986

		375,211

Brazil - 6.3%

B2W Cia Global do Varejo	10,000	281,271
BM&F BOVESPA SA	64,216	474,479
Cyrela Brazil Realty SA Empreendimentos e Participacoes	18,000	235,618
Diagnosticos da America SA *	4,800	124,633
Embraer-Empresa Brasileira de Aeronautica SA ADR *	17,500	401,450
Gafisa SA	6,000	90,765
Natura Cosmeticos SA	44,700	803,621
Weg SA	16,000	153,985

		2,565,822

Canada - 0.4%

Equinox Minerals Ltd *	7,700	24,884
First Quantum Minerals Ltd	300	19,614
Niko Resources Ltd	1,500	117,335

		161,833

Cayman - 2.7%

Baidu Inc ADR *	300	117,315
NetEase.com Inc ADR *	800	36,544
SINA Corp *	15,300	580,788
Tencent Holdings Ltd +	22,200	360,302

		1,094,949

Chile - 2.1%

Banco Santander Chile SA	3,592,900	198,680
Cencosud SA	215,500	589,171
Parque Arauco SA	1,700	1,580
Sociedad Quimica y Minera de Chile SA ADR	1,500	58,695

		848,126

China - 1.2%

China Shenhua Energy Co Ltd ‘H’ +	62,500	270,900
Shanghai Zhenhua Heavy Industry Co Ltd ‘B’ +	140,090	109,835
Travelsky Technology Ltd ‘H’ +	141,000	107,754

		488,489

Colombia - 1.0%

Almacenes Exito SA GDR ~	14,100	115,923
BanColombia SA ADR	6,700	287,631

		403,554

Denmark - 1.1%

Carlsberg AS ‘B’ +	6,400	465,604

Egypt - 3.1%

Commercial International Bank +	35,933	373,817
Eastern Tobacco Co SAE	4,218	102,981
Egyptian Financial Group-Hermes Holding +	38,387	208,568
Orascom Telecom Holding SAE +	93,921	595,982

		1,281,348

Hong Kong - 9.8%

China Mobile Ltd +	78,000	763,951
China Resources Enterprise Ltd +	189,000	547,869
China Unicom Hong Kong Ltd +	279,000	395,375
CNOOC Ltd +	535,000	721,280
Hang Lung Properties Ltd +	132,000	483,278
Hong Kong Exchanges & Clearing Ltd +	44,000	793,825
Television Broadcasts Ltd +	73,000	313,790

		4,019,368

India - 11.9%

ABB Ltd India +	4,600	74,834
Cairn India Ltd * +	20,800	112,557
Colgate Palmolive India Ltd +	2,700	35,424
Divi’s Laboratories Ltd +	15,004	175,822
HDFC Bank Ltd ADR	8,900	1,053,493
Hindustan Unilever Ltd +	39,641	215,841
Housing Development Finance Corp +	11,000	634,800
Infosys Technologies Ltd +	32,300	1,541,650
ITC Ltd +	13,500	65,140
Nestle India Ltd +	400	18,822
Sun Pharmaceutical Industries Ltd +	3,000	87,625
Tata Consultancy Services Ltd +	29,936	385,104
Zee Entertainment Enterprises Ltd +	91,800	453,099

		4,854,211

Indonesia - 2.8%

P.T. Astra International Tbk +	76,900	263,756
P.T. Bank Central Asia Tbk +	467,000	222,353
P.T. Telekomunikasi Indonesia Tbk +	652,900	584,430
P.T. Unilever Indonesia Tbk +	56,500	62,524

		1,133,063

Kenya - 0.0%

East African Breweries Ltd +	5,700	10,696

Luxembourg - 1.8%

Oriflame Cosmetics SA SDR +	4,800	246,072
Tenaris SA ADR	14,100	502,242

		748,314

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Mexico - 7.1%

America Movil SAB de CV ‘L’ ADR	15,000	$657,450
Bolsa Mexicana de Valores SAB de CV *	5,400	6,681
Corporacion GEO SAB de CV ‘B’ *	47,100	128,071
Fomento Economico Mexicano SAB de CV	112,100	426,822
Fomento Economico Mexicano SAB de CV ADR	4,850	184,542
Grupo Modelo SAB de CV ‘C’ *	100,300	373,496
Grupo Televisa SA ADR	30,400	565,136
SARE Holding SAB de CV ‘B’ *	164,318	63,916
Wal-Mart de Mexico SAB de CV ‘V’	145,136	503,250

		2,909,364

Norway - 0.3%

Det Norske Oljeselskap International ASA * +	195,868	138,195

Philippines - 2.7%

Jollibee Foods Corp +	128,500	134,023
Philippine Long Distance Telephone Co +	4,000	203,614
SM Investments Corp +	6,830	46,777
SM Prime Holdings Inc +	3,191,059	705,219

		1,089,633

Russia - 6.0%

Gazprom OAO ADR +	37,100	866,783
Magnit OAO +	16,200	966,378
NovaTek OAO GDR (LI) +	4,600	228,149
NovaTek OAO GDR (OTC) + ~	7,600	376,942

		2,438,252

South Africa - 4.5%

Adcock Ingram Holdings Ltd +	6,271	40,146
Anglo Platinum Ltd * +	4,300	383,606
Impala Platinum Holdings Ltd +	14,300	334,862
JSE Ltd +	3,100	25,601
MTN Group Ltd +	24,500	399,685
Standard Bank Group Ltd +	40,234	522,282
Tiger Brands Ltd +	7,671	153,880

		1,860,062

South Korea - 4.4%

GS Engineering & Construction Corp +	1,092	85,005
Hyundai Engineering & Construction Co Ltd +	4,496	243,269
Mirae Asset Securities Co Ltd +	5,694	338,526
NHN Corp * +	3,762	552,032
Shinsegae Co Ltd +	1,170	589,120

		1,807,952

Taiwan - 7.5%

Epistar Corp +	146,000	525,030
Epistar Corp GDR * ~	4,600	71,300
HTC Corp +	9,450	103,434
MediaTek Inc +	45,512	756,452
President Chain Store Corp +	35,168	85,963
Synnex Technology International Corp +	32,526	69,045
Taiwan Semiconductor Manufacturing Co Ltd +	734,995	1,454,556

		3,065,780

Thailand - 0.0%

Kiatnakin Bank PCL	2,200	1,501

Turkey - 6.1%

Aksigorta AS +	27,500	98,838
Anadolu Efes Biracilik Ve Malt Sanayii AS +	24,765	271,658
BIM Birlesik Magazalar AS +	2,800	114,536
Enka Insaat ve Sanayi AS +	122,650	524,196
Haci Omer Sabanci Holding AS +	84,858	330,839
Turkcell Iletisim Hizmetleri AS +	134,600	962,691
Yapi ve Kredi Bankasi AS * +	87,312	191,428

		2,494,186

United Arab Emirates - 0.3%

DP World Ltd +	182,500	101,792

United Kingdom - 4.3%

Anglo American PLC +	22,850	729,157
SABMiller PLC +	34,170	825,653
Tullow Oil PLC +	10,510	190,160

		1,744,970

United States - 0.5%

MercadoLibre Inc *	600	23,076
Sohu.com Inc *	2,400	165,072

		188,148

Total Common Stocks (Cost $24,710,831)		36,300,383

SHORT-TERM INVESTMENT - 3.0%

Money Market Fund - 3.0%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	1,241,344	1,241,344

Total Short-Term Investment (Cost $1,241,344)		1,241,344

TOTAL INVESTMENTS - 99.5% (Cost $28,016,872)		40,691,885

OTHER ASSETS & LIABILITIES, NET - 0.5%		210,640

NET ASSETS - 100.0%		$40,902,525

Notes to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Consumer Staples	18.5%
Financials	17.8%
Information Technology	16.7%
Telecommunication Services	11.2%
Energy	11.0%
Consumer Discretionary	9.9%
Materials	5.4%
Industrials	4.9%
Short-Term Investment	3.0%
Health Care	1.1%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)
(b)	As of September 30, 2009, the Fund was diversified by geographical region as a percentage of net assets as follows:

Brazil	14.0%
India	11.9%
Hong Kong	9.8%
Taiwan	7.5%
Mexico	7.1%
Turkey	6.1%
Russia	6.0%
South Africa	4.5%
South Korea	4.4%
United Kingdom	4.3%
United States	3.5%
Egypt	3.1%
Indonesia	2.8%
Cayman	2.7%
Philippines	2.7%
Chile	2.1%
Luxembourg	1.8%
China	1.2%
Denmark	1.1%
Colombia	1.0%
Bermuda	0.9%
Canada	0.4%
Norway	0.3%
United Arab Emirates	0.3%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(c)	Securities with a total aggregate market value of $26,506,356 or 64.8% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.0%

Financials - 0.0%

Fannie Mae *	8,000	$12,880

Total Preferred Stocks (Cost $200,000)		12,880

CONVERTIBLE PREFERRED STOCKS - 1.5%

Financials - 1.5%

American International Group Inc 8.500%	8,300	95,865
Lehman Brothers Holdings Inc 8.750% Ω	1,500	7,650
Wells Fargo & Co 7.500%	3,000	2,679,000

		2,782,515

Total Convertible Preferred Stocks (Cost $3,661,903)		2,782,515

	Principal
	Amount
CORPORATE BONDS & NOTES - 31.4%

Consumer Discretionary - 0.0%

General Motors Corp
8.375% due 07/05/33 Ω	EUR	200,000	43,169

Consumer Staples - 0.7%

Kraft Foods Inc
6.125% due 02/01/18		$700,000	742,988
6.875% due 02/01/38		100,000	110,449
Reynolds American Inc
7.625% due 06/01/16		100,000	107,180
Wal-Mart Stores Inc
5.800% due 02/15/18		200,000	225,035
6.500% due 08/15/37		100,000	117,116

			1,302,768

Energy - 0.9%

Colorado Interstate Gas Co
6.800% due 11/15/15		200,000	223,465
Enterprise Products Operating LLC
4.625% due 10/15/09		100,000	100,040
Gaz Capital SA (Russia)
8.146% due 04/11/18 ~		500,000	530,650
NGPL PipeCo LLC
7.119% due 12/15/17 ~		500,000	560,473
7.768% due 12/15/37 ~		200,000	243,612
The Williams Cos Inc
6.375% due 10/01/10 ~		100,000	102,697

			1,760,937

Financials - 27.3%

American Express Bank FSB
5.500% due 04/16/13		600,000	633,958
American Express Centurion Bank
6.000% due 09/13/17		1,200,000	1,243,326
American General Finance Corp
4.875% due 05/15/10		600,000	576,433
American International Group Inc
5.850% due 01/16/18		800,000	580,078
ANZ National International Ltd (New Zealand)
6.200% due 07/19/13 ~		300,000	328,601
Bank of America Corp
4.875% due 01/15/13		100,000	102,683
5.650% due 05/01/18		700,000	692,332
Barclays Bank PLC (United Kingdom)
5.000% due 09/22/16		100,000	101,483
5.450% due 09/12/12		800,000	858,706
6.050% due 12/04/17 ~		2,700,000	2,721,527
10.179% due 06/12/21 ~		720,000	963,324
Citibank NA
1.875% due 05/07/12		900,000	906,576
1.875% due 06/04/12		400,000	402,942
Citigroup Capital XXI
8.300% due 12/21/77 §		2,000,000	1,797,500
Citigroup Funding Inc
2.250% due 12/10/12		1,700,000	1,724,737
Citigroup Inc
2.125% due 04/30/12		1,400,000	1,420,759
3.625% due 11/30/17 §	EUR	500,000	608,324
5.500% due 04/11/13		$700,000	717,124
5.500% due 10/15/14		1,000,000	1,000,056
5.625% due 08/27/12		50,000	50,600
5.875% due 05/29/37		200,000	174,933
8.500% due 05/22/19		200,000	226,147
Commonwealth Bank of Australia (Australia)
0.925% due 07/12/13 § ~		1,600,000	1,595,912
Danske Bank AS (Denmark)
2.500% due 05/10/12 ~		200,000	202,620
Deutsche Bank AG (Germany)
6.000% due 09/01/17		900,000	972,841
Dexia Credit Local (France)
0.939% due 09/23/11 § ~		500,000	505,086
Ford Motor Credit Co LLC
7.250% due 10/25/11		100,000	97,182
7.800% due 06/01/12		300,000	290,128
9.750% due 09/15/10		100,000	102,212
General Electric Capital Corp
0.510% due 08/15/11 §		400,000	390,228
2.000% due 09/28/12		800,000	805,269
2.250% due 03/12/12		1,000,000	1,018,687
5.875% due 01/14/38		900,000	828,082
6.875% due 01/10/39		200,000	210,142
General Motors Acceptance Corp LLC
6.625% due 05/15/12		300,000	273,512
7.000% due 02/01/12		600,000	553,150
HCP Inc
5.950% due 09/15/11		900,000	925,005
JPMorgan Chase & Co
7.900% § ±		300,000	288,929
KeyBank NA
7.000% due 02/01/11		400,000	415,535
Keycorp
1.051% due 11/22/10 §	EUR	500,000	673,474
LeasePlan Corp NV (Netherlands)
3.125% due 02/10/12		300,000	450,342
Lehman Brothers Holdings Inc
2.851% due 12/23/08 § Ω		$500,000	86,250
5.625% due 01/24/13 Ω		1,200,000	217,500
6.750% due 12/28/17 Ω		500,000	50
6.875% due 05/02/18 Ω		100,000	18,250
Macquarie Bank Ltd (Australia)
3.300% due 07/17/14 ~		5,300,000	5,372,562
Merrill Lynch & Co Inc
1.083% due 02/08/10 §	EUR	100,000	146,116
6.875% due 04/25/18		$900,000	948,059
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~		300,000	311,397
Morgan Stanley
0.490% due 04/19/12 §		100,000	97,159
5.950% due 12/28/17		1,900,000	1,937,601

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount		Value
Nykredit Realkredit AS (Denmark)
3.261% due 04/01/38 §	DKK	762,123	$145,172
3.261% due 10/01/38 §		898,849	168,566
Principal Life Income Funding Trusts
5.300% due 04/24/13		100,000	102,704
Realkredit Danmark AS (Denmark)
4.100% due 01/01/38 §	DKK	3,237,311	610,079
Regions Bank/Birmingham AL
7.500% due 05/15/18		$300,000	273,307
Regions Financial Corp
0.453% due 06/26/12 §		900,000	772,195
Santander Perpetual SA Unipersonal (Spain)
6.671% § ~ ±		200,000	176,178
Santander US Debt SA Unipersonal (Spain)
0.374% due 11/20/09 § ~		500,000	500,037
SLM Corp
0.000% due 10/01/14 §		100,000	52,107
0.499% due 03/15/11 §		600,000	540,521
0.734% due 10/25/11 §		900,000	754,924
The Bear Stearns Cos Inc
0.562% due 11/28/11 §		2,500,000	2,485,135
6.400% due 10/02/17		400,000	435,833
The Goldman Sachs Group Inc
0.651% due 02/06/12 §		200,000	196,877
6.250% due 09/01/17		1,100,000	1,165,227
6.750% due 10/01/37		1,200,000	1,242,388
The Royal Bank of Scotland Group PLC (United Kingdom)
0.854% due 04/08/11 § ~		400,000	401,149
2.625% due 05/11/12 ~		100,000	101,565
3.000% due 12/09/11 ~		800,000	824,034
7.640% § ±		500,000	245,287
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland)
8.700% due 08/07/18 ~		100,000	109,320
UBS AG (Switzerland)
5.875% due 12/20/17		700,000	717,732
Wachovia Corp
0.639% due 10/15/11 §		800,000	789,076
0.673% due 08/01/13 §		300,000	286,904
Wells Fargo & Co
7.980% § ±		1,700,000	1,555,500

			52,217,246

Health Care - 0.5%

Roche Holdings Inc
7.000% due 03/01/39 ~		400,000	498,265
UnitedHealth Group Inc
6.000% due 02/15/18		400,000	421,030
6.875% due 02/15/38		100,000	110,746

			1,030,041

Materials - 0.3%

C10 Capital SPV Ltd (United Kingdom)
6.722% § ±		300,000	237,463
Codelco Inc (Chile)
6.150% due 10/24/36 ~		200,000	208,176
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17		200,000	215,169

			660,808

Telecommunication Services - 1.3%

AT&T Inc
6.300% due 01/15/38		200,000	210,292
BellSouth Corp
4.950% due 04/26/10 ~		900,000	920,177
Verizon Wireless Capital LLC
5.250% due 02/01/12 ~		1,300,000	1,389,122

			2,519,591

Utilities - 0.4%

Electricite de France (France)
5.500% due 01/26/14 ~		200,000	219,718
6.500% due 01/26/19 ~		200,000	229,638
6.950% due 01/26/39 ~		200,000	248,732

			698,088

Total Corporate Bonds & Notes (Cost $60,151,124)			60,232,648

MORTGAGE-BACKED SECURITIES - 39.5%

Collateralized Mortgage Obligations - Commercial - 2.8%

Bear Stearns Commercial Mortgage Securities
5.471% due 01/12/45 “ §		100,000	92,949
5.700% due 06/11/50 “		200,000	177,606
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/46 “		200,000	174,575
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/39 “		900,000	767,308
5.658% due 03/15/39 “ §		100,000	88,748
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 “		400,000	355,513
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/45 “ §		600,000	531,201
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/21 “ § ~		43,524	38,790
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/49 “		500,000	396,352
Merrill Lynch-Floating Trust
0.792% due 07/09/21 “ § ~		500,000	404,205
Morgan Stanley Capital I
5.731% due 07/12/44 “ §		1,700,000	1,627,885
Wachovia Bank Commercial Mortgage Trust
0.333% due 09/15/21 “ § ~		398,407	297,600
5.342% due 12/15/43 “		600,000	458,321

			5,411,053

Collateralized Mortgage Obligations - Residential - 8.9%

Adjustable Rate Mortgage Trust
4.529% due 05/25/35 “ §		68,259	63,842
Banc of America Funding Corp
3.442% due 05/25/35 “ §		213,034	193,998
Banc of America Mortgage Securities Inc
3.994% due 07/25/33 “ §		119,361	111,351
5.000% due 05/25/34 “		64,993	64,132
Bear Stearns Adjustable Rate Mortgage Trust
2.196% due 03/25/35 “ §		227,388	201,638
4.531% due 08/25/33 “ §		283,562	269,115
4.547% due 10/25/35 “ §		90,989	89,468
4.550% due 08/25/35 “ §		96,413	84,717
4.625% due 10/25/35 “ §		561,514	487,553
Bear Stearns Alt-A Trust
5.353% due 05/25/35 “ §		76,637	51,660
5.487% due 09/25/35 “ §		90,953	57,712
5.643% due 11/25/36 “ §		120,493	72,796
Chevy Chase Mortgage Funding Corp
0.496% due 08/25/35 “ § ~		100,737	43,754
Citigroup Mortgage Loan Trust Inc
4.248% due 08/25/35 “ §		116,118	95,249
4.700% due 12/25/35 “ §		190,549	163,060
Countrywide Alternative Loan Trust
5.239% due 06/25/37 “ §		462,649	229,385

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Countrywide Home Loan Mortgage Pass-Through Trust
0.566% due 03/25/35 “ §	$43,227	$23,708
0.586% due 06/25/35 “ § ~	226,433	154,288
CS First Boston Mortgage Securities Corp
0.923% due 03/25/32 “ § ~	8,996	7,559
6.000% due 11/25/35 “	159,240	136,867
Downey Saving and Loan Association Mortgage Loan Trust
0.426% due 04/19/48 “ §	671,991	164,181
Fannie Mae
0.446% due 10/27/37 “ §	3,400,000	3,216,433
1.625% due 11/25/23 “ §	445,765	441,996
4.250% due 07/25/17 “	231,236	240,029
4.500% due 04/25/17 - 10/25/17 “	436,433	451,968
5.000% due 01/25/17 - 07/25/19 “	167,241	172,169
5.500% due 09/25/24 “	104,289	104,742
6.000% due 03/25/31 “	1,456,129	1,542,758
Freddie Mac
2.101% due 07/25/44 “ §	67,126	65,638
2.301% due 10/25/44 “ §	359,749	353,501
4.000% due 10/15/23 “	2,696	2,695
4.500% due 06/15/17 - 10/15/19 “	481,071	496,181
5.000% due 04/15/18 - 04/15/30 “	4,000,124	4,119,335
5.500% due 03/15/17 “	45,572	47,506
8.000% due 04/15/30 “	447,672	486,208
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 “	44,245	43,992
Harborview Mortgage Loan Trust
0.336% due 01/19/38 “ §	71,613	68,026
0.416% due 12/19/36 “ §	918,601	448,104
0.436% due 01/19/38 “ §	278,964	142,691
0.466% due 05/19/35 “ §	47,200	25,122
JPMorgan Mortgage Trust
5.014% due 02/25/35 “ §	96,709	92,700
Mellon Residential Funding Corp
0.723% due 06/15/30 “ §	18,400	15,793
Merrill Lynch Mortgage Investors Inc
0.456% due 02/25/36 “ §	58,062	33,419
Residential Accredit Loans Inc
0.426% due 06/25/46 “ §	134,746	63,760
6.000% due 06/25/36 “	432,011	230,555
Residential Asset Securitization Trust
0.646% due 05/25/33 “ §	30,173	26,028
Structured Asset Mortgage Investments Inc
0.466% due 05/25/36 “ §	280,868	131,321
Structured Asset Securities Corp
3.587% due 08/25/32 “ §	30,013	28,537
3.783% due 10/25/35 “ § ~	131,140	79,871
5.000% due 12/25/34 “	19,674	19,241
Washington Mutual Mortgage Pass-Through Certificates
0.556% due 01/25/45 “ §	39,674	25,039
0.566% due 01/25/45 “ §	39,194	24,022
0.786% due 12/25/27 “ §	101,973	72,009
2.301% due 08/25/42 “ §	6,629	4,554
2.723% due 02/27/34 “ §	13,565	12,589
2.973% due 09/25/46 “ §	131,854	64,340
Wells Fargo Mortgage-Backed Securities Trust
3.169% due 12/25/34 “ §	202,680	195,562
3.787% due 07/25/35 “ §	219,256	208,715
4.500% due 11/25/18 “	156,953	157,852
5.240% due 04/25/36 “ §	301,407	247,680
5.510% due 08/25/36 “ §	75,871	73,706

		17,042,420

Fannie Mae - 19.5%

2.101% due 10/01/44 “ §	65,177	65,098
3.355% due 11/01/34 “ §	258,304	265,256
4.613% due 12/01/36 “ §	28,751	28,875
4.693% due 11/01/32 “ §	312,368	322,135
4.706% due 09/01/35 “ §	297,172	306,916
5.000% due 08/01/20 - 11/01/35 “	1.367,852	1,437,973
5.466% due 12/01/35 “ §	139,325	144,429
5.500% due 12/01/14 - 09/01/38 “	16,652,270	17,529,104
6.000% due 01/01/23 - 10/14/39 “	16,283,004	17,196,809
6.500% due 03/01/17 “	76,731	82,842

		37,379,437

Freddie Mac - 6.5%

3.496% due 04/01/32 “ §	30,080	30,612
4.252% due 11/01/31 “ §	9,527	9,706
4.712% due 06/01/35 “ §	552,812	572,945
4.735% due 09/01/35 “ §	297,183	309,946
5.288% due 09/01/35 “ §	44,106	45,911
5.500% due 03/01/23 - 10/14/39 “	10,790,013	11,296,055
6.000% due 12/01/22 - 03/01/23 “	207,078	221,961

		12,487,136

Government National Mortgage Association - 1.8%

6.500% due 11/15/36-10/15/38 “	3,129,411	3,327,965

Total Mortgage-Backed Securities (Cost $76,489,394)		75,648,011

ASSET-BACKED SECURITIES - 1.7%

Ally Auto Receivables Trust
1.320% due 03/15/12 “ ~	200,000	198,219
Asset Backed Funding Certificates
0.596% due 06/25/34 “ §	138,554	90,845
Bear Stearns Asset Backed Securities Trust
4.615% due 10/25/36 “ §	219,096	129,184
Carrington Mortgage Loan Trust
0.406% due 01/25/36 “ §	142,922	137,323
Citibank Omni Master Trust
1.346% due 12/23/13 “ § ~	1,700,000	1,698,858
JPMorgan Mortgage Acquisition Corp
0.296% due 07/25/36 “ §	41,964	40,294
Lehman XS Trust
0.366% due 11/25/36 “ §	12,917	12,779
Long Beach Mortgage Loan Trust
0.526% due 10/25/34 “ §	18,554	14,190
Park Place Securities Inc
0.506% due 09/25/35 “ §	138,718	88,904
Residential Asset Securities Corp
0.316% due 11/25/36 “ §	7,994	7,916
Saxon Asset Securities Trust
0.306% due 10/25/46 “ §	13,165	12,904
SBI Heloc Trust
0.416% due 08/25/36 “ § ~	60,286	54,681
Securitized Asset-Backed Receivables LLC Trust
0.296% due 09/25/36 “ §	26,537	25,992
0.376% due 05/25/37 “ §	272,717	189,515
SLC Student Loan Trust
0.420% due 02/15/15 “ §	93,956	93,948
SLM Student Loan Trust
0.504% due 10/25/16 “ §	217,610	217,321
Small Business Administration
4.754% due 08/10/14 “	74,778	77,748
Structured Asset Securities Corp
0.296% due 10/25/36 “ §	67,584	63,307

Total Asset-Backed Securities (Cost $3,446,131)		3,153,928

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount		Value
U.S. GOVERNMENT AGENCY ISSUES - 0.6%

Federal Home Loan Bank
3.375% due 06/24/11		$100,000	$104,121
Freddie Mac
1.125% due 06/01/11		1,000,000	1,005,833
5.250% due 07/18/11		100,000	107,861

Total U.S. Government Agency Issues (Cost $1,210,064)			1,217,815

U.S. TREASURY OBLIGATIONS - 25.1%

U.S. Treasury Bonds - 2.2%

4.250% due 05/15/39		1,600,000	1,656,251
4.375% due 02/15/38		200,000	210,844
4.500% due 08/15/39		2,200,000	2,373,252

			4,240,347

U.S. Treasury Notes - 22.9%

0.875% due 12/31/10		200,000	200,945
0.875% due 02/28/11		100,000	100,422
0.875% due 03/31/11		100,000	100,383
0.875% due 05/31/11		200,000	200,578
1.000% due 07/31/11		20,600,000	20,670,020
1.000% due 08/31/11		20,800,000	20,847,133
1.000% due 09/30/11		900,000	901,196
3.000% due 09/30/16		800,000	803,563

			43,824,240

Total U.S. Treasury Obligations (Cost $47,894,856)			48,064,587

FOREIGN GOVERNMENT BONDS & NOTES - 0.9%

Export-Import Bank of Korea (South Korea)
0.798% due 10/04/11 § ~		800,000	801,836
Republic of Panama (Panama)
9.375% due 04/01/29		40,000	54,800
Societe de Financement de l’Economie Francaise (France)
2.125% due 05/20/12	EUR	300,000	443,140
3.375% due 05/05/14 ~		$200,000	205,606
United Mexican States (Mexico)
5.950% due 03/19/19		100,000	105,500
6.050% due 01/11/40		100,000	100,250

Total Foreign Government Bonds & Notes (Cost $1,657,081)			1,711,132

MUNICIPAL BONDS - 2.4%

Buckeye Tobacco Settlement Financing Authority OH ‘A2’
5.875% due 06/01/47		1,100,000	893,695
Clark County Tax NV
5.000% due 06/01/26		900,000	970,722
Los Angeles Unified School District CA ‘A1’
4.500% due 01/01/28		400,000	397,512
North Carolina Turnpike Authority ‘B’
6.700% due 01/01/39		100,000	106,872
State of California
5.650% due 04/01/39 §		100,000	105,690
7.500% due 04/01/34		100,000	109,947
7.550% due 04/01/39		100,000	111,286
Texas State Transportation Commission Mobility Fund ‘A’
4.750% due 04/01/35		100,000	102,572
Tobacco Securitization Authority of Southern California ‘A1’
5.000% due 06/01/37		800,000	651,168
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47		865,000	685,348
University of California Build America Bonds
6.270% due 05/15/31		500,000	522,710

Total Municipal Bonds (Cost $4,680,970)			4,657,522

SHORT-TERM INVESTMENTS - 0.7%

U.S. Treasury Bills - 0.0%

0.222% due 03/04/10 ‡		9,000	8,995
0.189% due 03/25/10 ‡		80,000	79,942

			88,937

	Shares
Money Market Fund - 0.7%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	1,290,226	1,290,226

Total Short-Term Investments (Cost $1,379,146)		1,379,163

TOTAL INVESTMENTS - 103.8% (Cost $200,770,669)		198,860,201

TOTAL SECURITIES SOLD SHORT - (3.2%) (See Note (f) to Notes to Schedule of Investments) (Proceeds $6,039,602)		(6,056,532)

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(1,162,621)

NET ASSETS - 100.0%		$191,641,048

Notes to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	39.5%
Corporate Bonds & Notes	31.4%
U.S. Treasury Obligations	25.1%
Municipal Bonds	2.4%
Asset-Backed Securities	1.7%
Convertible Preferred Stocks	1.5%
Foreign Government Bonds & Notes	0.9%
Short-Term Investments	0.7%
U.S. Government Agency Issues	0.6%
Preferred Stocks	0.0%

103.8%
Securities sold short	(3.2%)
Other Assets & Liabilities, Net	(0.6%)

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)
(b)	As of September 30, 2009, the Fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA / U.S. Government & Agency Issues	72.5%
AA	4.7%
A	13.2%
BBB	6.2%
BB	0.5%
B	1.6%
CCC	0.9%
Not Rated	0.4%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate market value of $372,869 or 0.2% of the net assets were in default as of September 30, 2009.

(e)	0.4% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

(f)	Securities sold short outstanding as of September 30, 2009 were as follows:

	Principal
Description	Amount	Value

Fannie Mae
5.000% due 10/14/39	$300,000	$309,891
5.500% due 10/14/39	3,500,000	3,661,329
5.500% due 11/12/39	2,000,000	2,085,312

Total Securities sold short (Proceeds $6,039,602)		$6,056,532

(g)	Open futures contracts outstanding as of September 30, 2009 were as follows:

				Unrealized
	Number of	Notional		Appreciation
Long Futures Outstanding	Contracts	Amount		(Depreciation)

3-Month Euribor (03/10)	2	EUR	2,000,000	$6,512
Eurodollar (12/09)	66		$66,000,000	91,275
Eurodollar (03/10)	5		5,000,000	15,862
Eurodollar (06/10)	17		17,000,000	36,063
Eurodollar (09/10)	8		8,000,000	19,575
Eurodollar (12/10)	12		12,000,000	11,038
U.S. Treasury 2-Year Notes (12/09)	6		1,200,000	(281)
U.S. Treasury 5-Year Notes (12/09)	7		700,000	13,508
U.S. Treasury 10-Year Notes (12/09)	31		3,100,000	71,187
U.S. Treasury 30-Year Bonds (12/09)	23		2,300,000	13,414
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/10)	2	GPB	1,000,000	4,595
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/10)	4		2,000,000	6,233
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/10)	4		2,000,000	4,515
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/10)	4		2,000,000	3,116
United Kingdom 90-day LIBOR Sterling Interest Rate (03/11)	2		1,000,000	479

				$297,091

(h)	Forward foreign currency contracts outstanding as of September 30, 2009 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	AUD	1,078,000	11/09	$9,658
Buy	BRL	2,365,632	10/09	181,208
Sell	BRL	2,365,632	10/09	(78,584)
Buy	BRL	2,365,632	02/10	76,978
Buy	CAD	199,000	10/09	1,893
Buy	CNY	1,751,383	03/10	(2,605)
Buy	CNY	1,555,941	08/10	(816)
Buy	DKK	511,000	10/09	4,338
Buy	DKK	511,000	12/09	166
Sell	EUR	1,586,000	10/09	(68,747)
Sell	GBP	506,000	10/09	35,456
Buy	JPY	27,864,000	10/09	(3,963)
Buy	KRW	85,593,250	11/09	3,597
Buy	MYR	243,570	11/09	1,244
Buy	SGD	99,578	11/09	1,665
Buy	TWD	2,289,700	11/09	1,852

				$163,340

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)
(i)	Transactions in written options for the six-month period ended September 30, 2009 were as follows:

		Notional
	Number of	Amount
	Contracts	in $	Premium

Outstanding, March 31, 2009	28	4,500,000	$34,346
Call Options Written	59	6,000,000	49,872
Put Options Written	46	38,500,000	369,158
Call Options Expired	(36)	(3,000,000)	(18,279)
Put Options Expired	(56)	(7,500,000)	(50,135)

Outstanding, September 30, 2009	41	38,500,000	$384,962

(j)	Premiums received and value of written options outstanding as of September 30, 2009 were as follows:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Call — OTC 10-Year Interest Rate Swap	Receive	3.000%	11/23/09	RBS	$3,000,000	$19,042	$9,023
Put — OTC 5-Year Interest Rate Swap	Pay	3.750%	11/23/09	BNP	10,000,000	82,500	5,262
Put — OTC 5-Year Interest Rate Swap	Pay	3.750%	11/23/09	CIT	14,000,000	168,700	7,367
Put — OTC 5-Year Interest Rate Swap	Pay	3.750%	11/23/09	MSC	6,000,000	57,600	3,157
Put — OTC 5-Year Interest Rate Swap	Pay	3.750%	11/23/09	RBS	3,000,000	19,650	1,579
Put — OTC 10-Year Interest Rate Swap	Pay	4.350%	11/23/09	DUB	500,000	2,767	929
Put — OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	2,000,000	15,447	6,814

						$365,706	$34,131

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value

Put — CBOT U.S. Treasury Note Futures (12/09)	$115.00	11/20/09	CIT	4	$3,177	$1,562
Call — CBOT U.S. Treasury Note Futures (12/09)	120.00	11/20/09	JPM	33	13,839	20,625
Call — CBOT U.S. Treasury Note Futures (12/09)	121.00	11/20/09	MER	4	2,240	1,438

					$19,256	$23,625

Total Written Options					$384,962	$57,756

(k)	Swap agreements outstanding as of September 30, 2009:
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

Upfront
	Fixed Deal			Implied Credit			Premiums
	Pay	Expiration	Counter-	Spread at	Notional	Market	Paid	Unrealized
Referenced Obligation	Rate	Date	party	09/30/09 (3)	Amount (4)	Value (5)	(Received)	Appreciation

Health Care Properties 5.950% due 09/15/11	(0.460%)	09/20/11	JPM	1.668%	$900,000	$20,857	$—	$20,857

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional	Market	Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/09 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

General Electric Capital Corp 6.000% due 06/15/12	1.500%	09/20/11	DUB	1.808%	$100,000	$(552)	$—	$(552)
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	2.021%	200,000	15,503	—	15,503
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	2.021%	200,000	17,291	—	17,291
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	2.021%	200,000	18,029	—	18,029
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	2.021%	200,000	18,629	—	18,629
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	2.021%	300,000	29,085	—	29,085

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional	Market	Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/09 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	2.021%	$400,000	$41,890	$—	$41,890
General Electric Capital Corp 5.625% due 09/15/17	4.750%	12/20/13	DUB	2.021%	400,000	42,668	—	42,668
International Lease Finance Corp 4.150% due 01/20/15	5.000%	12/20/13	BRC	9.204%	300,000	(37,083)	(51,000)	13,917
SLM Corp 5.125% due 08/27/12	5.000%	12/20/13	CIT	8.728%	400,000	(45,987)	(57,000)	11,013
American International Group 6.250% due 05/01/36	5.000%	12/20/13	DUB	8.079%	500,000	(49,412)	(46,250)	(3,162)
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	DUB	1.927%	200,000	(8,168)	—	(8,168)

						$41,893	$(154,250)	$196,143

Credit Default Swaps on Credit Indices — Buy Protection (1)

						Upfront
	Fixed Deal					Premiums
	Pay	Expiration	Counter-	Notional	Market	Paid	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Depreciation

Dow Jones CDX NA IG-12 Index Δ	(1.000%)	06/20/14	GSC	$300,000	$1,206	$3,182	$(1,976)
Dow Jones CDX NA HY-12 Index Δ	(5.000%)	06/20/14	DUB	94,000	5,625	11,867	(6,242)

					$6,831	$15,049	$(8,218)

Credit Default Swaps on Credit Indices — Sell Protection (2)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration	Counter-	Notional	Market	Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX NA HY-8 Index	0.483%	06/20/12	BRC	$770,352	$(17,567)	$—	$(17,567)
Dow Jones CDX NA HY-9 Index Δ	2.080%	12/20/12	MER	1,444,065	1,805	—	1,805
Dow Jones CDX NA IG-9 Index	0.548%	12/20/17	GSC	97,228	1,323	—	1,323

					$(14,439)	$—	$(14,439)

Total Credit Default Swaps (6)					$55,142	$(139,201)	$194,343

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The aggregate fair value of credit default swaps in a net liability as of September 30, 2009 was $37,667.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)
Interest Rate Swaps

								Upfront
								Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Market	Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount		Value	(Received)	(Depreciation)

BRL - CDI Compounded	MER	Pay	12.670%	01/04/10	BRL	2,000,000	$30,794	$—	$30,794
BRL - CDI Compounded	MSC	Pay	12.670%	01/04/10		8,400,000	129,332	7,053	122,279
6-Month EUR-LIBOR	MSC	Pay	4.500%	03/19/10	EUR	4,200,000	189,858	(2,904)	192,762
6-Month GBP-LIBOR	RBS	Pay	5.000%	09/15/10	GBP	300,000	18,838	(9,463)	28,301
3-Month USD-LIBOR Δ	MSC	Pay	3.000%	12/16/10		$10,100,000	215,652	211,802	3,850
3-Month USD-LIBOR	RBS	Pay	3.000%	02/04/11		2,100,000	68,233	61,325	6,908
6-Month EUR-LIBOR	BNP	Pay	4.500%	03/18/11	EUR	5,200,000	446,934	8,277	438,657
3-Month Australian Bank Bill	CIT	Pay	4.500%	06/15/11	AUD	2,300,000	(16,605)	2,645	(19,250)
3-Month Australian Bank Bill	DUB	Pay	4.500%	06/15/11		6,920,000	(49,959)	7,078	(57,037)
3-Month Australian Bank Bill	MSC	Pay	4.500%	06/15/11		3,600,000	(25,990)	3,423	(29,413)
3-Month USD-LIBOR	RBS	Pay	3.600%	07/07/11		$1,600,000	80,396	—	80,396
3-Month USD-LIBOR	BRC	Pay	3.450%	08/05/11		900,000	41,139	—	41,139
3-Month USD-LIBOR	RBS	Pay	3.450%	08/05/11		17,800,000	813,645	610,190	203,455
6-Month Australian Bank Bill	CSF	Pay	6.250%	09/15/11	AUD	1,200,000	26,124	129	25,995
6-Month EUR-LIBOR Δ	DUB	Pay	4.070%	09/16/11	EUR	11,200,000	766,088	(6,931)	773,019
BRL - CDI Compounded	MSC	Pay	10.115%	01/02/12	BRL	8,900,000	(226,081)	(199,363)	(26,718)
BRL - CDI Compounded	GSC	Pay	10.150%	01/02/12		6,100,000	(150,766)	(23,780)	(126,986)
BRL - CDI Compounded	UBS	Pay	10.575%	01/02/12		1,200,000	(18,777)	(31,680)	12,903
BRL - CDI Compounded	BRC	Pay	10.600%	01/02/12		1,500,000	(7,913)	—	(7,913)
BRL - CDI Compounded	HSB	Pay	10.610%	01/02/12		1,400,000	(7,226)	—	(7,226)
BRL - CDI Compounded	BRC	Pay	10.680%	01/02/12		5,600,000	(76,938)	(65,566)	(11,372)
BRL - CDI Compounded	MER	Pay	12.540%	01/02/12		4,000,000	68,742	(20,439)	89,181
BRL - CDI Compounded	MSC	Pay	12.540%	01/02/12		900,000	15,467	(6,048)	21,515
BRL - CDI Compounded	UBS	Pay	12.540%	01/02/12		3,000,000	51,556	(14,783)	66,339
BRL - CDI Compounded	HSB	Pay	14.765%	01/02/12		100,000	4,251	667	3,584
BRL - CDI Compounded	MER	Pay	14.765%	01/02/12		200,000	8,501	1,029	7,472
6-Month Australian Bank Bill Δ	UBS	Pay	6.000%	09/15/12	AUD	6,100,000	(608)	—	(608)
6-Month GBP-LIBOR	RBS	Pay	5.100%	09/15/13	GBP	400,000	52,532	(755)	53,287
6-Month EUR-LIBOR	BNP	Pay	4.500%	03/18/14	EUR	300,000	41,895	(4,508)	46,403
6-Month EUR-LIBOR	CSF	Pay	4.500%	03/18/14		2,100,000	293,263	(9,168)	302,431
6-Month GBP-LIBOR	DUB	Pay	5.000%	03/18/14	GBP	100,000	12,897	50	12,847
6-Month GBP-LIBOR	GSC	Pay	5.250%	03/18/14		100,000	14,591	(19)	14,610
6-Month GBP-LIBOR	RBS	Pay	5.250%	03/18/14		200,000	29,179	(156)	29,335
3-Month USD-LIBOR	RBS	Pay	4.000%	12/16/14		$2,300,000	128,589	49,165	79,424
6-Month GBP-LIBOR	DUB	Pay	5.000%	09/15/15	GBP	200,000	27,652	303	27,349
6-Month GBP-LIBOR	GSC	Pay	5.000%	09/15/15		300,000	41,478	—	41,478
28-Day Mexico Interbank TIIE Banxico	GSC	Pay	8.170%	11/04/16	MXN	1,200,000	1,360	1,757	(397)
3-Month USD-LIBOR	DUB	Pay	3.500%	06/24/16		$2,600,000	92,879	—	92,879
3-Month Canadian Bank Bill Δ	RBS	Pay	5.700%	12/18/24	CAD	2,100,000	23,416	(1,439)	24,855
3-Month USD-LIBOR	DUB	Pay	5.000%	12/15/35		$1,800,000	113,670	(37,080)	150,750

Total Interest Rate Swaps							$3,268,088	$530,811	$2,737,277

Total Swap Agreements							$3,323,230	$391,610	$2,931,620

(l)	As of September 30, 2009, securities with total aggregate market values of $8,995 and $79,942 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap contracts, respectively. In addition, $183,276 in cash was segregated as collateral for open futures contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Financials - 0.1%

Wells Fargo & Co 7.500%	100	$89,300

Total Convertible Preferred Stocks (Cost $100,000)		89,300

	Principal
	Amount
CORPORATE BONDS & NOTES - 10.3%

Financials - 9.3%

American Express Credit Corp
5.875% due 05/02/13	$200,000	212,294
7.300% due 08/20/13	210,000	233,165
American International Group Inc
8.175% due 05/15/58 §	200,000	121,500
Bank of America Corp
7.375% due 05/15/14	300,000	334,260
Citigroup Funding Inc
1.518% due 05/07/10 §	800,000	800,785
Credit Suisse NY (Switzerland)
5.000% due 05/15/13	900,000	953,589
Ford Motor Credit Co LLC
7.875% due 06/15/10	500,000	502,275
HBOS PLC (United Kingdom)
6.750% due 05/21/18 ~	500,000	446,627
ING Bank NV (Netherlands)
3.900% due 03/19/14 ~	4,700,000	4,844,426
Macquarie Bank Ltd (Australia)
3.300% due 07/17/14 ~	700,000	709,584
Metropolitan Life Global Funding I
2.202% due 06/10/11 ~ §	700,000	699,203
5.125% due 04/10/13 ~	100,000	103,799
New York Life Global Funding
4.650% due 05/09/13 ~	300,000	316,189
Santander Perpetual SA Unipersonal (Spain)
6.671% due 10/29/49 ~ § ±	300,000	264,267
Wachovia Bank NA
1.350% due 05/14/10 §	1,000,000	1,005,505

		11,547,468

Health Care - 0.7%

Roche Holdings Inc
2.393% due 02/25/11 ~ §	800,000	822,052

Information Technology - 0.3%

Hewlett-Packard Co
2.250% due 05/27/11	300,000	305,741

Total Corporate Bonds & Notes (Cost $12,772,942)		12,675,261

MORTGAGE-BACKED SECURITIES - 2.4%

Collateralized Mortgage Obligations - Commercial - 0.3%

JPMorgan Chase Commercial Mortgage Securities Corp
5.336% due 05/15/47 “	110,000	94,546
Morgan Stanley Capital I
5.880% due 06/11/49 “ §	100,000	88,046
Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/45 “ §	210,000	191,696

		374,288

Collateralized Mortgage Obligations - Residential - 1.5%

Bear Stearns Adjustable Rate Mortgage Trust
2.196% due 03/25/35 “ §	51,541	45,705
2.460% due 08/25/35 “ §	41,898	36,753
2.860% due 03/25/35 “ §	148,283	132,623
4.550% due 08/25/35 “ §	75,202	66,079
Citigroup Mortgage Loan Trust Inc
2.510% due 08/25/35 “ §	62,911	54,265
4.248% due 08/25/35 “ §	58,059	47,624
Countrywide Home Loan Mortgage Pass-Through Trust
0.586% due 06/25/35 “ ~ §	45,287	30,858
4.645% due 01/19/34 “ §	357,128	344,135
Freddie Mac
0.473% due 02/15/19 “ §	558,457	554,517
GSR Mortgage Loan Trust
3.936% due 09/25/35 “ §	107,720	99,765
MLCC Mortgage Investors Inc
3.382% due 12/25/34 “ §	323,256	305,862
Residential Accredit Loans Inc
0.426% due 06/25/46 “ §	202,119	95,640
Structured Asset Mortgage Investments Inc
0.456% due 05/25/46 “ §	174,525	97,539

		1,911,365

Freddie Mac - 0.6%

6.000% due 02/01/39 “	702,311	742,259

Total Mortgage-Backed Securities (Cost $3,121,601)		3,027,912

ASSET-BACKED SECURITIES - 3.3%

Ally Auto Receivables Trust
1.320% due 03/15/12 “ ~	1,100,000	1,090,203
Bank of America Auto Trust
1.160% due 02/15/12 “ ~	1,000,000	1,000,857
Ford Credit Auto Owner Trust
0.357% due 09/15/10 “ ~	1,000,000	1,000,343
1.210% due 01/15/12 “	1,000,000	994,432
Freddie Mac Structured Pass-Through Securities
0.526% due 09/25/31 “ §	3,126	2,854

Total Asset-Backed Securities (Cost $4,102,899)		4,088,689

U.S. GOVERNMENT AGENCY ISSUE - 1.4%

Freddie Mac
0.402% due 08/05/11 §	1,740,000	1,739,285

Total U.S. Government Agency Issue (Cost $1,744,437)		1,739,285

U.S. TREASURY OBLIGATIONS - 91.0%

U.S. Treasury Inflation Protected Securities - 89.7%

0.625% due 04/15/13 ^	1,732,147	1,730,522
1.250% due 04/15/14 ^	2,035,240	2,068,948
1.625% due 01/15/15 ^	4,624,308	4,715,351
1.750% due 01/15/28 ^	3,392,400	3,258,824
1.875% due 07/15/13 ^	1,172,590	1,212,898
1.875% due 07/15/15 ^	9,632,727	9,963,852
1.875% due 07/15/19 ^	1,210,368	1,247,436
2.000% due 04/15/12 ^	1,379,703	1,431,442

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
2.000% due 01/15/14 ^	$7,517,733	$7,797,302
2.000% due 07/15/14 ^	1,142,530	1,188,588
2.000% due 01/15/16 ^	1,085,070	1,127,116
2.000% due 01/15/26 ^	3,472,224	3,471,141
2.125% due 01/15/19 ^	3,009,270	3,162,556
2.375% due 04/15/11 ^	7,920,646	8,168,166
2.375% due 01/15/17 ^	1,815,464	1,933,469
2.375% due 01/15/25 ^	4,147,384	4,352,161
2.375% due 01/15/27 ^	10,043,388	10,566,993
2.500% due 07/15/16 ^	5,438,691	5,832,996
2.500% due 01/15/29 ^	3,510,815	3,782,903
2.625% due 07/15/17 ^	7,481,592	8,131,555
3.000% due 07/15/12 ^	4,940,884	5,260,500
3.375% due 01/15/12 ^	242,574	258,341
3.375% due 04/15/32 ^	181,997	225,505
3.500% due 01/15/11 ^	5,197,038	5,417,912
3.625% due 04/15/28 ^	2,223,655	2,753,163
3.875% due 04/15/29 ^	9,107,298	11,764,971

		110,824,611

U.S. Treasury Notes - 1.3%

1.000% due 08/31/11	1,600,000	1,603,626
1.125% due 06/30/11	11,000	11,069

		1,614,695

Total U.S. Treasury Obligations (Cost $108,556,951)		112,439,306

MUNICIPAL BONDS - 0.1%

Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	95,000	75,269
Tobacco Settlement Financing Corp RI ‘A’
6.000% due 06/01/23	75,000	76,112

Total Municipal Bonds (Cost $157,149)		151,381

SHORT-TERM INVESTMENTS - 2.2%

U.S. Treasury Bills - 0.1%

0.240% due 02/18/10 ‡	1,000	1,000
0.260% due 02/25/10 ‡	76,000	75,961

		76,961

Shares
Money Market Fund - 1.2%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	1,486,920	1,486,920

	Principal
	Amount
Repurchase Agreement - 0.9%

JPMorgan Chase & Co
0.040% due 10/01/09
(Dated 09/30/09, repurchase price of $1,100,001; collateralized by U.S. Treasury Inflation Protected Security: 1.875% due 07/15/13 market value $1,126,496)	$1,100,000	1,100,000

Total Short-Term Investments (Cost $2,663,838)		2,663,881

TOTAL INVESTMENTS - 110.8% (Cost $133,219,817)		136,875,015

TOTAL SECURITIES SOLD SHORT - (0.6%) (See Note (e) to Notes to Schedule of Investments) (Proceeds $736,664)		(738,078)

OTHER ASSETS & LIABILITIES, NET - (10.2%)		(12,588,528)

NET ASSETS - 100.0%		$123,548,409

Notes to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	91.0%
Corporate Bonds & Notes	10.3%
Asset-Backed Securities	3.3%
Mortgage-Backed Securities	2.4%
Short-Term Investments	2.2%
U.S. Government Agency Issue	1.4%
Convertible Preferred Stocks	0.1%
Municipal Bonds	0.1%

110.8%
Securities Sold Short	(0.6%)
Other Assets & Liabilities, Net	(10.2%)

100.0%

(b)	As of September 30, 2009, the Fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA / U.S. Government & Agency Issues	93.2%
AA	1.9%
A	3.6%
BBB	0.9%
CCC	0.4%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Less than 0.1% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)
(e)	Securities sold short outstanding as of September 30, 2009 were as follows:

	Principal
Description	Amount	Value

Fannie Mae
6.000% due 11/12/39	$200,000	$210,344
Freddie Mac
6.000% due 10/14/39	500,000	527,734

Total Securities sold short (Proceeds $736,664)		$738,078

(f)	Open futures contracts outstanding as of September 30, 2009 were as follows:

	Number of	Notional		Unrealized
Long Futures Outstanding	Contracts	Amount		Appreciation

3-Month Euribor (06/10)	4	EUR	4,000,000	$2,927
3-Month Euribor (09/10)	11		11,000,000	16,097
Eurodollar (12/09)	7		$7,000,000	7,788
Eurodollar (03/10)	80		80,000,000	85,225
Eurodollar (06/10)	98		98,000,000	91,750
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/09)	30	GBP	15,000,000	70,119

				$273,906

(g)	Forward foreign currency contracts outstanding as of September 30, 2009 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	BRL	112,008	10/09	$3,721
Sell	BRL	112,008	10/09	(8,580)
Sell	BRL	112,008	02/10	(3,645)
Sell	CHF	85,000	10/09	(3,332)
Sell	CHF	85,000	12/09	429
Buy	CNY	2,603,741	03/10	(4,102)
Buy	CNY	2,330,216	06/10	(2,474)
Sell	EUR	148,000	10/09	(6,415)
Buy	KRW	238,300,000	11/09	2,118
Buy	KRW	479,860,000	02/10	6,326
Buy	MXN	6,922,137	11/09	1,071
Buy	MXN	2,680,740	11/09	(2,987)
Sell	MXN	105,737	11/09	(677)

				$(18,547)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)
(h)	Transactions in written options for the six-month period ended September 30, 2009 were as follows:

		Notional
	Number of	Amount
	Contracts	in $	Premium

Outstanding, March 31, 2009	23	9,500,000	$135,225
Call Options Written	21	4,300,000	28,428
Put Options Written	37	27,900,000	240,102
Call Options Closed	—	(2,900,000)	(75,305)
Put Options Closed	—	(1,300,000)	(12,773)
Call Options Expired	(31)	(3,700,000)	(24,372)
Put Options Expired	(50)	(11,400,000)	(72,531)

Outstanding, September 30, 2009	—	22,400,000	$218,774

(i)	Premiums received and value of written options outstanding as of September 30, 2009 were as follows:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Call — OTC 10-Year Interest Rate Swap	Receive	3.000%	11/23/09	RBS	$2,000,000	$12,695	$6,015
Put — OTC 5-Year Interest Rate Swap	Pay	3.420%	11/23/09	RBS	200,000	4,720	315
Put — OTC 5-Year Interest Rate Swap	Pay	3.750%	11/23/09	BNP	1,000,000	8,000	526
Put — OTC 5-Year Interest Rate Swap	Pay	3.750%	11/23/09	CIT	700,000	6,877	368
Put — OTC 5-Year Interest Rate Swap	Pay	3.750%	11/23/09	RBS	3,000,000	24,840	1,579
Put — OTC 7-Year Interest Rate Swap	Pay	4.000%	11/23/09	BRC	1,000,000	10,341	1,329
Put — OTC 7-Year Interest Rate Swap	Pay	4.000%	11/23/09	CIT	2,000,000	23,126	2,658
Put — OTC 7-Year Interest Rate Swap	Pay	4.000%	11/23/09	DUB	1,000,000	5,077	1,329
Put — OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	BNP	1,000,000	9,175	3,125
Put — OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	BRC	3,000,000	28,770	9,374
Put — OTC 5-Year Interest Rate Swap	Pay	5.800%	06/28/10	CSF	1,000,000	5,650	1,367
Put — OTC 5-Year Interest Rate Swap	Pay	5.500%	08/31/10	DUB	1,000,000	10,774	3,401
Put — OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	2,900,000	22,959	9,880
Put — OTC 10-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	600,000	5,925	3,311
Put — OTC 7-Year Interest Rate Swap	Pay	5.365%	09/20/10	RBS	2,000,000	39,845	14,641

Total Written Options						$218,774	$59,218

(j)	Swap agreements outstanding as of September 30, 2009 were as follows:
Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

	Fixed Deal			Implied Credit			Upfront
	Received	Expiration	Counter-	Spread at	Notional	Market	Premiums Paid	Unrealized
Referenced Obligation	Rate	Date	party	09/30/09 (3)	Amount (4)	Value (5)	(Received)	Depreciation

Ford Motor Credit Co 7.000% due 10/01/13	3.800%	09/20/12	MSC	5.348%	$100,000	$(3,968)	$—	$(3,968)
American International Group Inc 6.250% due 05/01/36	1.950%	03/20/13	DUB	8.112%	1,200,000	(207,072)	—	(207,072)

						$(211,040)	$—	$(211,040)

Credit Default Swaps on Credit Indices — Buy Protection (1)

	Fixed Deal					Upfront
	Pay	Expiration	Counter-	Notional	Market	Premiums Paid	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Depreciation

Dow Jones CDX NA IG-12 Index Δ	(1.000%)	06/20/14	DUB	$2,100,000	$8,443	$37,058	$(28,615)
Dow Jones CDX NA IG-12 Index Δ	(1.000%)	06/20/14	GSC	800,000	3,217	16,356	(13,139)

					$11,660	$53,414	$(41,754)

Total Credit Default Swaps (6)					$(199,380)	$53,414	$(252,794)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The aggregate fair value of credit default swaps in a net liability as of September 30,2009 was $252,794.
Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional	Market	Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)

6-Month GBP-LIBOR	DUB	Pay	6.000%	03/20/10	GBP 900,000	$37,611	$15,181	$22,430
France CPI Excluding Tobacco	BRC	Pay	2.103%	10/15/10	EUR 500,000	28,186	(416)	28,602
France CPI Excluding Tobacco	UBS	Pay	2.146%	10/15/10	100,000	6,317	—	6,317
6-Month EUR-LIBOR	GSC	Pay	4.500%	03/18/11	400,000	34,303	(842)	35,145
France CPI Excluding Tobacco Δ	JPM	Pay	2.261%	07/14/11	500,000	35,708	—	35,708
France CPI Excluding Tobacco	JPM	Pay	2.028%	10/15/11	200,000	10,346	—	10,346
France CPI Excluding Tobacco	UBS	Pay	2.095%	10/15/11	300,000	16,868	—	16,868
France CPI Excluding Tobacco	BNP	Pay	1.988%	12/15/11	1,000,000	39,087	—	39,087
BRL — CDI Compounded	MSC	Pay	10.115%	01/02/12	BRL 1,300,000	(33,023)	(18,939)	(14,084)
BRL — CDI Compounded	BRC	Pay	10.680%	01/02/12	800,000	(10,991)	(6,967)	(4,024)
BRL — CDI Compounded	HSB	Pay	14.765%	01/02/12	2,300,000	97,764	15,333	82,431
BRL — CDI Compounded	MER	Pay	14.765%	01/02/12	100,000	4,251	191	4,060
Eurostat Eurozone HICP Excluding Tobacco	UBS	Receive	2.275%	10/15/16	EUR 200,000	2,501	—	2,501
France CPI Excluding Tobacco	UBS	Pay	2.350%	10/15/16	200,000	(3,041)	—	(3,041)
France CPI Excluding Tobacco	JPM	Pay	2.353%	10/15/16	100,000	(1,689)	—	(1,689)

Total Interest Rate Swaps						$264,198	$3,541	$260,657

Total Swap Agreements						$64,818	$56,955	$7,863

(k)	As of September 30, 2009, securities with a total aggregate market value of $76,961 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts. In addition, $103,700 in cash was segregated as collateral for open futures contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Consumer Discretionary - 17.0%

Amazon.com Inc *	18,600	$1,736,496
DeVry Inc	15,500	857,460
International Game Technology	61,600	1,323,168
McDonald’s Corp	21,500	1,227,005
priceline.com Inc *	4,500	746,190
The Home Depot Inc	15,800	420,912
The Sherwin-Williams Co	18,000	1,082,880
Time Warner Cable Inc	23,000	991,070

		8,385,181

Consumer Staples - 5.1%

Colgate-Palmolive Co	12,000	915,360
Kellogg Co	19,000	935,370
Wal-Mart Stores Inc	13,400	657,806

		2,508,536

Energy - 6.9%

Schlumberger Ltd (Netherlands)	6,200	369,520
Southwestern Energy Co *	27,500	1,173,700
Weatherford International Ltd (Switzerland) *	29,700	615,681
XTO Energy Inc	30,800	1,272,656

		3,431,557

Financials - 5.3%

BlackRock Inc	4,100	888,962
CME Group Inc	4,000	1,232,760
IntercontinentalExchange Inc *	5,100	495,669

		2,617,391

Health Care - 18.2%

Alcon Inc (Switzerland)	10,800	1,497,636
Allergan Inc	37,500	2,128,500
Baxter International Inc	10,500	598,605
Covidien PLC (Ireland)	29,000	1,254,540
Express Scripts Inc *	15,000	1,163,700
Laboratory Corp of America Holdings *	9,000	591,300
Medco Health Solutions Inc *	9,700	536,507
Talecris Biotherapeutics Holdings Corp *	13,400	254,600
Zimmer Holdings Inc *	17,800	951,410

		8,976,798

Industrials - 7.5%

Burlington Northern Santa Fe Corp	5,900	470,997
General Dynamics Corp	8,300	536,180
Parker-Hannifin Corp	11,600	601,344
Union Pacific Corp	22,700	1,324,545
United Technologies Corp	12,500	761,625

		3,694,691

Information Technology - 31.8%

Adobe Systems Inc *	27,200	898,688
Apple Inc *	15,100	2,799,087
Cisco Systems Inc *	73,000	1,718,420
Google Inc ‘A’ *	4,800	2,380,080
MasterCard Inc ‘A’	9,100	1,839,565
Oracle Corp	40,300	839,852
QUALCOMM Inc	42,500	1,911,650
Research In Motion Ltd (Canada) *	7,700	520,135
salesforce.com inc *	13,300	757,169
Visa Inc ‘A’	29,700	2,052,567

		15,717,213

Materials - 4.7%

Monsanto Co	13,200	1,021,680
Praxair Inc	16,000	1,307,040
		2,328,720

Telecommunication Services - 1.5%

American Tower Corp ‘A’ *	20,100	731,640

Total Common Stocks (Cost $41,797,255)		48,391,727

EXCHANGE-TRADED FUND - 2.1%

iShares Russell 1000 Growth Index Fund	21,900	1,014,189

Total Exchange-Traded Fund (Cost $982,548)		1,014,189

SHORT-TERM INVESTMENT - 0.8%

Money Market Fund - 0.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	396,434	396,434

Total Short-Term Investment (Cost $396,434)		396,434

TOTAL INVESTMENTS - 100.9% (Cost $43,176,237)		49,802,350

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(450,594)

NET ASSETS - 100.0%		$49,351,756

Note to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Information Technology	31.8%
Health Care	18.2%
Consumer Discretionary	17.0%
Industrials	7.5%
Energy	6.9%
Financials	5.3%
Consumer Staples	5.1%
Materials	4.7%
Exchange-Traded Fund	2.1%
Telecommunication Services	1.5%
Short-Term Investment	0.8%

100.9%
Other Assets & Liabilities, Net	(0.9%)

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.3%

Consumer Discretionary - 17.5%

Comcast Corp ‘A’	247,314	$4,177,133
J.C. Penney Co Inc	25,100	847,125
Liberty Media Corp - Entertainment ‘A’ *	35,500	1,104,405
Lowe’s Cos Inc	41,100	860,634
Macy’s Inc	49,873	912,177
News Corp ‘B’	124,200	1,737,558
Target Corp	8,300	387,444
The Home Depot Inc	36,600	975,024
Time Warner Cable Inc	27,581	1,188,465
Time Warner Inc	66,633	1,917,698
Viacom Inc ‘B’ *	152,150	4,266,286

		18,373,949

Consumer Staples - 12.3%

Altria Group Inc	45,300	806,793
Cadbury PLC ADR (United Kingdom)	24,036	1,230,884
CVS Caremark Corp	38,300	1,368,842
Dr Pepper Snapple Group Inc *	26,752	769,120
Kraft Foods Inc ‘A’	73,402	1,928,270
Philip Morris International Inc	23,300	1,135,642
The Coca-Cola Co	25,200	1,353,240
The Procter & Gamble Co	7,000	405,440
Unilever NV ‘NY’ (Netherlands)	65,400	1,887,444
Wal-Mart Stores Inc	41,900	2,056,871

		12,942,546

Energy - 5.7%

BP PLC ADR (United Kingdom)	13,200	702,636
Chevron Corp	21,800	1,535,374
ConocoPhillips	16,000	722,560
Halliburton Co	53,500	1,450,920
Royal Dutch Shell PLC ADR (United Kingdom)	13,700	783,503
Total SA ADR (France)	13,000	770,380

		5,965,373

Financials - 21.2%

Aflac Inc	10,900	465,866
Bank of America Corp	99,501	1,683,557
Berkshire Hathaway Inc ‘B’ *	242	804,166
JPMorgan Chase & Co	77,100	3,378,522
MetLife Inc	36,800	1,400,976
The Bank of New York Mellon Corp	75,639	2,192,775
The Chubb Corp	110,680	5,579,379
The Goldman Sachs Group Inc	5,100	940,185
The PNC Financial Services Group Inc	24,200	1,175,878
The Travelers Cos Inc	47,586	2,342,659
Torchmark Corp	17,500	760,025
U.S. Bancorp	31,600	690,776
Wells Fargo & Co	30,800	867,944

		22,282,708

Health Care - 15.3%

Abbott Laboratories	15,000	742,050
Boston Scientific Corp *	121,400	1,285,626
Bristol-Myers Squibb Co	100,800	2,270,016
Cardinal Health Inc	56,400	1,511,520
Eli Lilly & Co	34,000	1,123,020
GlaxoSmithKline PLC ADR (United Kingdom)	12,400	489,924
Pfizer Inc	130,300	2,156,465
Roche Holding AG ADR (Switzerland)	19,700	799,820
Schering-Plough Corp	100,000	2,825,000
UnitedHealth Group Inc	21,800	545,872
WellPoint Inc *	13,300	629,888
Wyeth	36,200	1,758,596

		16,137,797

Industrials - 2.7%

Emerson Electric Co	14,900	597,192
General Electric Co	86,700	1,423,614
Honeywell International Inc	11,400	423,510
Ingersoll-Rand PLC (Ireland)	13,400	410,978

		2,855,294

Information Technology - 12.9%

Accenture PLC ‘A’ (Ireland)	13,700	510,599
Cisco Systems Inc *	64,900	1,527,746
Dell Inc *	143,067	2,183,202
eBay Inc *	141,000	3,329,010
Hewlett-Packard Co	28,200	1,331,322
Intel Corp	74,900	1,465,793
International Business Machines Corp	8,300	992,763
KLA-Tencor Corp	31,100	1,115,246
Microsoft Corp	13,400	346,926
The Western Union Co	16,800	317,856
Yahoo! Inc *	28,200	502,242

		13,622,705

Materials - 5.4%

Alcoa Inc	109,700	1,439,264
E.I. du Pont de Nemours & Co	30,099	967,382
International Paper Co	147,577	3,280,637

		5,687,283

Telecommunication Services - 3.3%

AT&T Inc	51,100	1,380,211
Verizon Communications Inc	70,300	2,127,981

		3,508,192

Total Common Stocks (Cost $95,908,590)		101,375,847

SHORT-TERM INVESTMENTS - 3.8%

U.S. Government Agency Issue - 3.7%

Federal Home Loan Bank
0.001%, due 10/01/09	3,900,000	3,900,000

Money Market Fund - 0.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	58,606	58,606

Total Short-Term Investments (Cost $3,958,606)		3,958,606

TOTAL INVESTMENTS - 100.1% (Cost $99,867,196)		105,334,453

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(70,477)

NET ASSETS - 100.0%		$105,263,976

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)
Notes to Schedule of Investments
(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Financials	21.2%
Consumer Discretionary	17.5%
Health Care	15.3%
Information Technology	12.9%
Consumer Staples	12.3%
Energy	5.7%
Materials	5.4%
Short-Term Investments	3.8%
Telecommunication Services	3.3%
Industrials	2.7%

100.1%
Other Assets & Liabilities, Net	(0.1%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.3%

Health Care - 0.3%

Ironwood Pharmaceuticals Inc ‘H’ 8.000% * + Δ	11,028	$132,336

Total Convertible Preferred Stocks (Cost $132,336)		132,336

COMMON STOCKS - 95.7%

Consumer Discretionary - 29.2%

Abercrombie & Fitch Co ‘A’	16,053	527,823
Ctrip.com International Ltd ADR (Cayman) *	27,037	1,589,505
Discovery Communications Inc ‘C’ *	19,975	519,949
Gafisa SA ADR (Brazil)	21,978	667,252
Groupe Aeroplan Inc (Canada)	63,294	585,262
Las Vegas Sands Corp *	41,790	703,744
Li & Fung Ltd (Bermuda) +	428,200	1,715,593
Mohawk Industries Inc *	6,174	294,438
Morningstar Inc *	19,003	922,786
Netflix Inc *	7,276	335,933
New Oriental Education & Technology Group ADR (Cayman) *	10,967	882,295
NVR Inc *	1,116	711,305
priceline.com Inc *	9,577	1,588,058
Sears Holdings Corp *	6,053	395,321
Starbucks Corp *	36,527	754,283
Strayer Education Inc	2,557	556,608
Wynn Resorts Ltd *	21,270	1,507,830

		14,257,985

Energy - 7.5%

Petrohawk Energy Corp *	16,086	389,442
Range Resources Corp	27,481	1,356,462
Ultra Petroleum Corp (Canada) *	39,660	1,941,754

		3,687,658

Financials - 8.0%

Brookfield Asset Management Inc ‘A’ (Canada)	24,836	564,026
Calamos Asset Management Inc ‘A’	26,095	340,801
Greenhill & Co Inc	8,361	748,978
IntercontinentalExchange Inc *	7,751	753,320
Leucadia National Corp *	45,231	1,118,110
Moody’s Corp	12,703	259,903
MSCI Inc ‘A’ *	4,425	131,069

		3,916,207

Health Care - 10.6%

Allergan Inc	11,098	629,922
Gen-Probe Inc *	17,947	743,724
Illumina Inc *	40,351	1,714,918
Intuitive Surgical Inc *	2,424	635,694
Mindray Medical International Ltd ADR (Cayman)	14,232	464,532
Techne Corp	16,110	1,007,681

		5,196,471

Industrials - 9.3%

Aecom Technology Corp *	16,425	445,774
C.H. Robinson Worldwide Inc	15,866	916,262
Covanta Holding Corp *	26,405	448,885
Expeditors International of Washington Inc	33,922	1,192,358
IHS Inc ‘A’ *	13,778	704,469
Monster Worldwide Inc *	23,788	415,814
The Corporate Executive Board Co	17,108	425,989

		4,549,551

Information Technology - 22.4%

Akamai Technologies Inc *	38,061	749,040
Alibaba.com Ltd (Cayman) +	432,600	1,002,068
Autodesk Inc *	29,026	690,819
Baidu Inc ADR (Cayman) *	4,697	1,836,762
BYD Co Ltd ‘H’ (China) +	88,400	725,687
Equinix Inc *	6,103	561,476
Palm Inc *	58,404	1,017,982
Redecard SA (Brazil)	66,682	1,030,944
Rovi Corp *	9,828	330,221
salesforce.com inc *	23,770	1,353,226
Tencent Holdings Ltd (Cayman) +	38,500	624,849
Teradata Corp *	37,191	1,023,496

		10,946,570

Materials - 6.9%

Intrepid Potash Inc *	23,654	557,998
Martin Marietta Materials Inc	12,297	1,132,185
Nalco Holding Co	38,452	787,881
Rockwood Holdings Inc *	27,655	568,863
Texas Industries Inc	7,379	309,918

		3,356,845

Telecommunication Services - 1.8%

Millicom International Cellular SA (Luxembourg) *	4,689	341,078
NII Holdings Inc *	17,697	530,556

		871,634

Total Common Stocks (Cost $39,780,573)		46,782,921

SHORT-TERM INVESTMENT - 3.7%

Money Market Fund - 3.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,837,113	1,837,113

Total Short-Term Investment (Cost $1,837,113)		1,837,113

TOTAL INVESTMENTS - 99.7% (Cost $41,750,022)		48,752,370

OTHER ASSETS & LIABILITIES, NET - 0.3%		125,557

NET ASSETS - 100.0%		$48,877,927

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	29.2%
Information Technology	22.4%
Health Care	10.9%
Industrials	9.3%
Financials	8.0%
Energy	7.5%
Materials	6.9%
Short-Term Investment	3.7%
Telecommunication Services	1.8%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Securities with a total aggregate market value of $4,200,533 or 8.6% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	0.3% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
PL REAL ESTATE FUND
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Consumer Discretionary - 4.5%

Morgans Hotel Group Co *	28,714	$155,630
Starwood Hotels & Resorts Worldwide Inc	38,557	1,273,538

		1,429,168

Financial Services - 91.7%

Acadia Realty Trust REIT	22,063	332,489
AMB Property Corp REIT	15,506	355,863
AvalonBay Communities Inc REIT	27,629	2,009,457
Boston Properties Inc REIT	22,789	1,493,819
Brookfield Properties Corp (Canada)	109,699	1,235,211
Camden Property Trust REIT	15,166	611,190
Care Investment Trust Inc REIT	2,717	20,839
Colony Financial Inc REIT *	7,310	142,911
Cousins Properties Inc REIT	9,100	75,348
CreXus Investment Corp REIT *	6,780	96,954
DCT Industrial Trust Inc REIT	34,630	176,959
DiamondRock Hospitality Co REIT *	14,710	119,151
Digital Realty Trust Inc REIT	3,410	155,871
Duke Realty Corp REIT	9,910	119,019
Equity Lifestyle Properties Inc REIT	14,784	632,607
Equity One Inc REIT	281	4,403
Equity Residential REIT	85,635	2,628,995
Extendicare REIT (Canada)	1,580	12,396
Federal Realty Investment Trust REIT	15,850	972,715
Forest City Enterprises Inc ‘A’	64,623	864,009
HCP Inc REIT	41,150	1,182,651
Healthcare Realty Trust Inc REIT	35,049	740,585
Host Hotels & Resorts Inc REIT	103,025	1,212,604
Kilroy Realty Corp REIT	6,624	183,750
Kite Realty Group Trust REIT	17,840	74,393
Liberty Property Trust REIT	17,841	580,368
LTC Properties Inc REIT	3,720	89,429
Mack-Cali Realty Corp REIT	19,479	629,756
Nationwide Health Properties Inc REIT	4,310	133,567
Plum Creek Timber Co Inc REIT	31,139	954,099
Post Properties Inc REIT	22,340	402,120
PS Business Parks Inc REIT	4,932	253,110
Public Storage REIT	22,347	1,681,388
Rayonier Inc REIT	3,920	160,367
Regency Centers Corp REIT	31,141	1,153,774
Senior Housing Properties Trust REIT	50,723	969,317
Simon Property Group Inc REIT	46,744	3,245,436
Sovran Self Storage Inc REIT	2,912	88,612
Starwood Property Trust Inc REIT *	10,950	221,738
Taubman Centers Inc REIT	4,563	164,633
Ventas Inc REIT	23,630	909,755
Vornado Realty Trust REIT	30,833	1,985,980

		29,077,638

Health Care - 1.1%

Assisted Living Concepts Inc ‘A’ *	12,210	252,991
Capital Senior Living Corp *	12,030	73,383

		326,374

Industrials - 0.5%

NRDC Acquisition Corp *	15,700	162,338

Total Common Stocks (Cost $26,178,333)		30,995,518

SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	575,779	575,779

Total Short-Term Investment (Cost $575,779)		575,779

TOTAL INVESTMENTS - 99.6% (Cost $26,754,112)		31,571,297

OTHER ASSETS & LIABILITIES, NET - 0.4%		129,179

NET ASSETS - 100.0%		$31,700,476

Note to Schedule of Investments

(a)	As of September 30, 2009, the Fund was diversified by property sector as a percentage of net assets as follows:

Retail	18.8%
Residential	17.8%
Office/Industrial	16.0%
Diversified	14.1%
Health Care/Assisted Living	13.8%
Lodging	8.7%
Self-Storage	5.6%
Land	3.0%

97.8%
Short-Term Investment	1.8%
Other Assets & Liabilities, Net	0.4%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-49

PACIFIC LIFE FUNDS
Schedule of Investments
Explanation of Symbols and Terms
September 30, 2009 (Unaudited)

Explanation of Symbols:

*	Non-income producing securities.

“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of September 30, 2009.

Ω	Securities were in default as of September 30, 2009.

±	The security is a perpetual bond and has no definite maturity date.

¥	Unsettled position. Contract rates do not take effect until settlement date.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

‡	Securities were fully/partially segregated with the broker(s)/custodian as collateral for securities sold short, delayed delivery securities, futures contracts, written option contracts and/or swap contracts as of September 30, 2009.

Δ	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager pursuant to Funds’ policy and procedures. (See Note 2G in Notes to Financial Statements).

+	Securities were fair valued under procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

Counterparty Abbreviations:

BRC	Barclays

BNP	BNP Paribas

CIT	Citigroup

CSF	Credit Suisse

DUB	Deutsche Bank

GSC	Goldman Sachs

HSB	HSBC

JPM	JPMorgan Chase

MER	Merrill Lynch

MSC	Morgan Stanley

RBS	Royal Bank of Scotland

UBS	UBS

Currency Abbreviations:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Renminbi

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

SGD	Singapore Dollar

TWD	Taiwanese Dollar

USD	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt

CBOT	Chicago Board of Trade

CPI	Consumer Price Index

CVA	Certificaten Van Aandelen (Dutch Certificate)

FDR	Fiduciary Depositary Receipt

GDR	Global Depositary Receipt

LI	London Stock Exchange

LIBOR	London Interbank Offered Rate

‘NY’	New York Shares

OTC	Over the Counter

REIT	Real Estate Investment Trust

RNC	Riparmio Non-Convertible (Non-convertible savings shares on Italian Stock Exchanges)

SDR	Swedish Depositary Receipt

VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

XAMS	Amsterdam Stock Exchange

Note:	The descriptions, industry and geographical classifications, and Standard and Poor’s quality ratings of the companies shown in the schedules of investments were obtained from published reports and other sources believed to be reliable.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2009 (Unaudited)

	PL Portfolio Optimization Funds					PL Money	PL Small-Cap	PL International
		Moderate-		Moderate-		Market	Growth	Value
	Conservative Fund	Conservative Fund	Moderate Fund	Aggressive Fund	Aggressive Fund	Fund	Fund	Fund

ASSETS
Investments, at cost	$109,006,477	$136,760,647	$468,938,464	$472,981,112	$194,000,849	$41,537,332	$17,487,369	$69,288,435

Investments in affiliates, at value	$115,888,034	$137,271,303	$441,251,868	$428,811,181	$177,472,329	$—	$—	$—
Investments, at value	352,986	106,623	147,274	378,634	134,720	41,537,332	21,772,465	73,214,840
Cash (1)	—	—	—	—	—	—	—	156,593
Foreign currency held, at value (1), (2)	—	—	—	—	—	—	—	69,798
Receivables:
Dividends and interest	10	13	20	5	2	15,025	3,362	186,589
Foreign tax reclaim	—	—	—	—	—	—	—	156,107
Fund shares sold	1,508,720	746,435	2,381,351	1,106,140	203,843	4,805	16,709	38,855
Securities sold	—	—	—	—	—	—	740,081	764,607
Variation margin	—	—	—	—	—	—	—	6,438
Due from adviser	17,847	21,745	58,783	56,810	27,188	14,153	8,732	26,436
Prepaid expenses and other assets	4,744	3,247	6,677	6,572	3,658	10,103	9,019	9,013

Total Assets	117,772,341	138,149,366	443,845,973	430,359,342	177,841,740	41,581,418	22,550,368	74,629,276

LIABILITIES
Payables:
Fund shares redeemed	449,568	204,627	1,226,302	882,965	352,160	124,756	—	—
Securities purchased	352,986	106,623	147,274	378,634	134,720	—	929,829	691,773
Accrued advisory fees	18,430	21,709	71,034	68,967	28,574	—	10,346	39,106
Accrued administration fees	—	—	—	—	—	3,805	5,173	18,049
Accrued support service expenses	17,222	21,919	70,679	65,309	27,063	12,750	5,819	20,373
Accrued custodian fees and expenses	1,982	1,982	1,982	1,982	1,982	2,632	3,014	5,490
Accrued legal and audit fees	16,145	21,505	71,242	67,426	28,288	9,297	6,024	20,708
Accrued deferred trustee compensation and expenses	843	2,483	8,831	9,012	3,510	6,236	3,167	6,037
Accrued distribution and/or service fees	7,897	9,051	28,504	28,252	10,805	1,715	881	3,044
Accrued transfer agency out-of-pocket expenses	11,841	16,399	56,475	56,203	24,607	8,963	3,989	14,385
Accrued other	8,122	9,852	27,918	28,496	11,622	5,861	2,851	9,239

Total Liabilities	885,036	416,150	1,710,241	1,587,246	623,331	176,015	971,093	828,204

NET ASSETS	$116,887,305	$137,733,216	$442,135,732	$428,772,096	$177,218,409	$41,405,403	$21,579,275	$73,801,072

(1)	Includes margin deposits of $156,593 and EUR 30,819 held as collateral for futures contracts in the PL International Value Fund.

(2)	The cost of foreign currency for the PL International Value Fund was $68,976.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2009 (Unaudited)

	PL Portfolio Optimization Funds					PL Money	PL Small-Cap	PL International
		Moderate-		Moderate-		Market	Growth	Value
	Conservative Fund	Conservative Fund	Moderate Fund	Aggressive Fund	Aggressive Fund	Fund (1)	Fund	Fund

NET ASSETS CONSIST OF:
Paid-in capital	$114,022,300	$144,116,412	$491,831,206	$510,013,917	$224,805,587	$41,395,433	$30,702,239	$117,816,451
Undistributed/accumulated net investment income (loss)	1,592,430	1,466,947	3,406,792	1,927,949	411,993	9,814	(103,172)	1,473,638
Undistributed/accumulated net realized gain (loss)	(5,961,968)	(8,467,422)	(25,562,944)	(39,378,473)	(31,605,371)	156	(13,304,888)	(49,434,198)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	7,234,543	617,279	(27,539,322)	(43,791,297)	(16,393,800)	—	4,285,096	3,945,181

NET ASSETS	$116,887,305	$137,733,216	$442,135,732	$428,772,096	$177,218,409	$41,405,403	$21,579,275	$73,801,072

Class A Shares:
Net Assets	$48,392,826	$58,152,983	$194,897,385	$190,023,269	$85,715,438	$41,405,403	$21,579,275	$73,801,072
Shares of beneficial interest outstanding	4,744,851	5,754,331	19,212,787	19,252,941	8,837,541	41,406,179	2,631,607	8,005,391
Net Asset Value per share*	$10.20	$10.11	$10.14	$9.87	$9.70	$1.00	$8.20	$9.22
Sales Charge — Maximum is 5.50% of offering price	0.59	0.59	0.59	0.57	0.56	—	0.48	0.54

Maximum offering price per share	$10.79	$10.70	$10.73	$10.44	$10.26	$1.00	$8.68	$9.76

Class B Shares:**
Net Assets	$11,254,357	$16,010,023	$55,712,473	$60,938,933	$25,635,755
Shares of beneficial interest outstanding	1,113,187	1,597,401	5,538,055	6,252,048	2,686,197
Net Asset Value and offering price per share*	$10.11	$10.02	$10.06	$9.75	$9.54

Class C Shares:**
Net Assets	$51,745,031	$55,213,114	$170,461,567	$165,711,233	$60,897,260
Shares of beneficial interest outstanding	5,120,715	5,510,015	16,968,296	17,045,331	6,381,732
Net Asset Value and offering price per share*	$10.11	$10.02	$10.05	$9.72	$9.54

Class R Shares:**
Net Assets	$5,495,091	$8,357,096	$21,064,307	$12,098,661	$4,969,956
Shares of beneficial interest outstanding	540,771	829,297	2,085,356	1,227,986	514,621
Net Asset Value per share	$10.16	$10.08	$10.10	$9.85	$9.66

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

**	Class B, C and R shares are offered to the PL Portfolio Optimization Funds only (see Note 1 to Financial Statements).

(1)	PL Money Market Fund is not subject to a front-end sales load.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2009 (Unaudited)

	PL Large-Cap	PL Short Duration	PL Floating		PL Mid-Cap	PL International	PL Small-Cap	PL Main Street
	Value	Bond	Rate Loan	PL Growth LT	Equity	Large-Cap	Value	Core
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

ASSETS
Investments, at cost	$126,046,936	$64,831,101	$43,556,372	$61,489,405	$76,288,296	$84,062,138	$30,634,424	$106,121,069

Investments, at value	$134,091,646	$65,728,041	$43,846,640	$74,946,979	$85,276,340	$90,941,307	$32,279,285	$117,683,700
Cash	—	—	94,251	—	—	—	—	—
Foreign currency held, at value (1)	—	—	—	372,573	—	—	—	—
Receivables:
Dividends and interest	251,297	324,252	135,322	74,828	84,709	159,611	44,573	187,906
Foreign tax reclaim	5,510	—	—	45,746	—	168,941	—	—
Fund shares sold	87,167	109,362	53,855	102,704	43,648	37,639	15,720	111,603
Securities sold	—	2,696,889	674,151	615,590	3,125,434	18,042	17,442	1,136,850
Variation margin	—	20,461	—	—	—	—	—	—
Due from adviser	15,489	11,582	6,423	21,524	15,262	24,323	7,967	26,052
Forward foreign currency contracts appreciation	—	—	—	39,714	—	—	—	—
Prepaid expenses and other assets	9,255	813	772	9,975	1,201	9,333	4,676	1,499

Total Assets	134,460,364	68,891,400	44,811,414	76,229,633	88,546,594	91,359,196	32,369,663	119,147,610

LIABILITIES
Payables:
Securities purchased	—	8,398,954	3,055,024	552,792	2,458,690	31,546	49,003	217,420
Due to custodian in foreign currency (1)	—	—	—	—	—	70	—	—
Accrued advisory fees	70,124	19,210	24,641	32,819	44,527	62,712	19,484	42,831
Accrued administration fees	32,365	14,407	9,856	17,901	20,551	22,134	7,794	28,554
Accrued support service expenses	15,891	11,632	7,382	18,351	14,549	16,566	6,939	20,816
Accrued custodian fees and expenses	2,874	3,184	1,849	14,591	6,677	12,139	2,886	23,110
Accrued legal and audit fees	16,238	11,288	4,717	17,834	14,974	16,255	5,549	21,183
Accrued deferred trustee compensation and expenses	6,495	2,320	—	4,823	1,502	4,150	—	2,274
Accrued distribution and/or service fees	5,485	2,453	1,693	3,053	3,477	3,739	1,318	4,840
Accrued transfer agency out-of-pocket expenses	10,847	7,004	4,466	12,156	9,812	11,594	4,762	13,999
Accrued other	6,240	5,360	2,649	7,512	7,642	6,867	2,921	13,585
Forward foreign currency contracts depreciation	—	—	—	130,481	—	—	—	—

Total Liabilities	166,559	8,475,812	3,112,277	812,313	2,582,401	187,772	100,656	388,612

NET ASSETS	$134,293,805	$60,415,588	$41,699,137	$75,417,320	$85,964,193	$91,171,424	$32,269,007	$118,758,998

(1)	The cost of foreign currency for the PL Growth LT Fund and the PL International Large-Cap Fund were $362,552 and ($71) respectively.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2009 (Unaudited)

	PL Large-Cap	PL Short Duration	PL Floating		PL Mid-Cap	PL International	PL Small-Cap	PL Main Street
	Value	Bond	Rate Loan	PL Growth LT	Equity	Large-Cap	Value	Core
	Fund	Fund	Fund (1)	Fund	Fund	Fund	Fund (1)	Fund (1)

NET ASSETS CONSIST OF:
Paid-in capital	$142,924,446	$60,153,897	$43,557,617	$93,266,878	$109,701,208	$96,177,961	$40,631,281	$147,740,835
Undistributed/accumulated net investment income (loss)	665,428	(15,023)	5,021	149,622	170,425	967,733	305,018	516,208
Accumulated net realized loss	(17,341,463)	(676,940)	(2,153,769)	(31,378,311)	(32,895,484)	(12,859,001)	(10,312,153)	(41,060,676)
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	8,045,394	953,654	290,268	13,379,131	8,988,044	6,884,731	1,644,861	11,562,631

NET ASSETS	$134,293,805	$60,415,588	$41,699,137	$75,417,320	$85,964,193	$91,171,424	$32,269,007	$118,758,998

Class A Shares:
Net Assets	$134,293,805	$60,415,588	$41,699,137	$75,417,320	$85,964,193	$91,171,424	$32,269,007	$118,758,998
Shares of beneficial interest outstanding	13,893,236	6,067,618	4,396,375	7,394,608	11,296,205	6,960,464	4,261,829	14,519,307
Net Asset Value per share*	$9.67	$9.96	$9.48	$10.20	$7.61	$13.10	$7.57	$8.18
Sales Charge — Maximum is 5.50% of offering price	0.56	0.58	—	0.59	0.44	0.76	—	—

Maximum offering price per share	$10.23	$10.54	$9.48	$10.79	$8.05	$13.86	$7.57	$8.18

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

(1)	The PL Floating Rate Loan, PL Small-Cap Value and PL Main Street Core Funds are offered to the PL Portfolio Optimization Funds only and are not subject to a front-end sales load.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2009 (Unaudited)

	PL Emerging	PL Managed	PL Inflation	PL Large-Cap		PL Mid-Cap
	Markets	Bond	Managed	Growth	PL Comstock	Growth	PL Real Estate
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

ASSETS
Investments, at cost	$28,016,872	$200,770,669	$133,219,817	$43,176,237	$99,867,196	$41,750,022	$26,754,112

Investments, at value	$40,691,885	$198,860,201	$136,875,015	$49,802,350	$105,334,453	$48,752,370	$31,571,297
Cash (1)	—	183,276	103,700	—	—	—	—
Foreign currency held, at value (2)	410,092	599,208	124,204	—	—	—	8,772
Receivables:
Dividends and interest	52,899	1,160,748	831,651	20,273	180,868	7,579	101,643
Foreign tax reclaim	1,318	—	—	—	—	—	—
Fund shares sold	18,762	200,519	177,609	54,201	35,355	7,872	9,367
Securities sold	139,223	13,955,810	—	—	60,459	364,068	59,189
Variation margin	—	28,039	103,893	—	—	—	—
Securities sold short	—	20,592,188	1,364,414	—	—	—	—
Swap agreements	—	979,942	84,119	—	—	—	—
Due from adviser	24,380	41,054	25,561	6,977	18,725	7,809	8,972
Forward foreign currency contracts appreciation	—	318,055	13,665	—	—	—	—
Prepaid expenses and other assets	500	9,968	1,180	11,171	9,123	7,478	559
Swap appreciation	—	3,256,207	283,495	—	—	—	—

Total Assets	41,339,059	240,185,215	139,988,506	49,894,972	105,638,983	49,147,176	31,759,799

LIABILITIES
Payables:
Due to brokers	—	3,016,000	40,839	—	—	—	—
Securities purchased	336,000	23,486,328	14,473,268	473,270	211,823	204,836	—
Securities covering shorts	—	14,579,523	630,555	—	—	—	—
Securities sold short, at value (proceeds $6,039,602 and $736,664, respectively)	—	6,056,532	738,078	—	—	—	—
Swap agreements	—	588,332	27,164	—	—	—	—
Income distributions	—	2,692	1,106	—	—	—	—
Deferred foreign capital gains tax	9,666	—	—	—	—	—	—
Accrued advisory fees	25,786	61,303	39,360	29,581	64,147	27,255	23,153
Accrued administration fees	9,670	45,978	29,520	11,832	25,659	11,681	7,718
Accrued support service expenses	7,837	34,005	19,239	4,028	18,356	4,924	5,822
Accrued custodian fees and expenses	21,939	24,877	21,739	5,674	6,688	2,251	6,172
Accrued legal and audit fees	6,986	33,296	18,864	3,144	18,964	4,946	6,190
Accrued deferred trustee compensation and expenses	1,514	11,548	4,289	8,993	5,216	5,436	895
Accrued distribution and/or service fees	1,653	7,815	5,020	2,018	4,310	1,995	1,319
Accrued transfer agency out-of-pocket expenses	5,608	21,188	12,009	2,601	12,765	3,538	4,227
Accrued interest	—	—	384	—	—	—	—
Accrued other	9,875	37,692	11,601	2,075	7,079	2,387	3,827
Forward foreign currency contracts depreciation	—	154,715	32,212	—	—	—	—
Outstanding options written, at value (premiums received $384,962 and $218,774, respectively)	—	57,756	59,218	—	—	—	—
Swap depreciation	—	324,587	275,632	—	—	—	—

Total Liabilities	436,534	48,544,167	16,440,097	543,216	375,007	269,249	59,323

NET ASSETS	$40,902,525	$191,641,048	$123,548,409	$49,351,756	$105,263,976	$48,877,927	$31,700,476

(1)	Includes margin deposits of $183,276 and $103,700 segregated for futures contracts in the PL Managed Bond and PL Inflation Managed Funds, respectively.

(2)	The cost of foreign currency for the PL Emerging Markets, PL Managed Bond, PL Inflation Managed Bond and PL Real Estate Funds were $406,465, $609,100, $122,110 and $9,276, respectively.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2009 (Unaudited)

	PL Emerging	PL Managed	PL Inflation	PL Large-Cap		PL Mid-Cap
	Markets	Bond	Managed	Growth	PL Comstock	Growth	PL Real Estate
	Fund (1)	Fund	Fund	Fund	Fund	Fund	Fund

NET ASSETS CONSIST OF:
Paid-in capital	$36,470,275	$184,695,899	$127,815,045	$51,811,704	$138,274,703	$42,213,551	$41,897,737
Undistributed/accumulated net investment income (loss)	307,562	(14,363)	790,593	(73,193)	446,457	(62,693)	(18,528)
Undistributed/accumulated net realized gain (loss)	(8,543,221)	5,175,804	(9,135,455)	(9,012,868)	(38,924,441)	(275,279)	(14,995,415)
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	12,667,909	1,783,708	4,078,226	6,626,113	5,467,257	7,002,348	4,816,682

NET ASSETS	$40,902,525	$191,641,048	$123,548,409	$49,351,756	$105,263,976	$48,877,927	$31,700,476

Class A Shares:
Net Assets	$40,902,525	$191,641,048	$123,548,409	$49,351,756	$105,263,976	$48,877,927	$31,700,476
Shares of beneficial interest outstanding	3,741,039	17,740,679	12,430,145	7,297,022	10,846,158	6,380,103	4,086,099
Net Asset Value per share*	$10.93	$10.80	$9.94	$6.76	$9.71	$7.66	$7.76
Sales Charge — Maximum is 5.50% of offering price	—	0.63	0.58	0.39	0.57	0.45	0.45

Maximum offering price per share	$10.93	$11.43	$10.52	$7.15	$10.28	$8.11	$8.21

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

(1)	The PL Emerging Markets Fund is offered to the PL Portfolio Optimization Funds only and is not subject to a front-end sales load.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009 (Unaudited)

	PL Portfolio Optimization Funds					PL Money	PL Small-Cap	PL International
		Moderate-		Moderate-		Market	Growth	Value
	Conservative Fund	Conservative Fund	Moderate Fund	Aggressive Fund	Aggressive Fund	Fund	Fund	Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (1)	$—	$—	$—	$—	$—	$—	$41,390	$2,042,206
Dividends from affiliated mutual fund investments	1,895,010	1,828,792	4,559,762	3,059,115	868,805	—	—	—
Dividends from mutual fund investments	10	13	21	5	2	4,762	38	41
Interest	34	24	53	33	33	105,190	176	143

Total Investment Income	1,895,054	1,828,829	4,559,836	3,059,153	868,840	109,952	41,604	2,042,390

EXPENSES
Advisory fees	97,351	116,388	380,029	367,661	156,517	50,597	72,743	278,244
Administration fees	146,027	174,583	570,043	551,492	234,776	75,896	36,372	128,420
Support services expenses	15,739	19,425	61,391	55,683	22,885	13,182	6,259	20,859
Custodian fees and expenses	6,017	6,017	6,017	6,017	6,017	9,363	15,446	37,603
Shareholder report expenses	7,709	9,812	31,637	29,233	12,114	5,707	2,604	9,119
Distribution and/or service fees
Class A	49,823	59,460	208,205	202,605	94,377	63,246	30,310	107,017
Class B (2)	47,300	70,678	244,229	266,361	111,680	—	—	—
Class C (2)	217,430	239,768	737,110	714,393	273,826	—	—	—
Class R (2)	11,367	16,828	42,992	23,565	9,787	—	—	—
Transfer agency out-of-pocket expenses	25,753	34,141	116,253	115,832	49,565	18,103	7,652	26,390
Registration fees	27,641	28,943	32,870	37,330	31,027	13,315	6,996	8,339
Legal and audit fees	18,278	22,827	72,845	66,587	27,453	13,753	5,976	21,112
Trustees’ compensation and expenses	3,019	3,798	12,162	11,161	4,609	2,389	1,000	3,527
Money market government insurance expenses	—	—	—	—	—	8,449	—	—
Other	7,496	9,836	29,419	28,476	12,958	7,731	5,352	20,454

Total Expenses	680,950	812,504	2,545,202	2,476,396	1,047,591	281,731	190,710	661,084

Advisory Fee Waiver	—	—	—	—	—	(48,873)	—	—
Adviser Reimbursement and/or Administrator Reduction	(257,679)	(309,382)	(932,637)	(901,812)	(401,404)	(122,750)	(51,285)	(147,403)
Distribution and/or Service Fees Waiver	(121,688)	(145,484)	(475,035)	(459,575)	(195,646)	—	—	—

Net Expenses	301,583	357,638	1,137,530	1,115,009	450,541	110,108	139,425	513,681

NET INVESTMENT INCOME (LOSS)	1,593,471	1,471,191	3,422,306	1,944,144	418,299	(156)	(97,821)	1,528,709

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities from affiliated mutual fund investments	(3,376,627)	(5,173,731)	(17,606,163)	(30,517,036)	(23,576,368)	—	—	—
Investment security and forward transactions (1)	319	382	1,252	1,222	518	156	(1,405,697)	(25,092,144)
Futures contracts and swap transactions	—	—	—	—	—	—	—	196,899
Foreign currency transactions	—	—	—	—	—	—	—	(653,779)

Net Realized Gain (Loss)	(3,376,308)	(5,173,349)	(17,604,911)	(30,515,814)	(23,575,850)	156	(1,405,697)	(25,549,024)

Net change in unrealized appreciation (depreciation) on:
Investment securities and forwards (1)	16,061,090	26,323,296	107,816,939	138,961,414	76,132,600	—	9,421,819	57,517,489
Futures contracts and swaps	—	—	—	—	—	—	—	(4,646)
Foreign currencies	—	—	—	—	—	—	—	119,488

Change in Net Unrealized Appreciation (Depreciation)	16,061,090	26,323,296	107,816,939	138,961,414	76,132,600	—	9,421,819	57,632,331

NET GAIN	12,684,782	21,149,947	90,212,028	108,445,600	52,556,750	156	8,016,122	32,083,307

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,278,253	$22,621,138	$93,634,334	$110,389,744	$52,975,049	$—	$7,918,301	$33,612,016

(1)	Dividends were net of $326,457 foreign tax withheld for the PL International Value Fund. No foreign tax was withheld on realized and change in unrealized capital gains for all these funds.

(2)	Class B, C and R Shares are offered to the PL Portfolio Optimization Funds only.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF OPERATIONS (Continued)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009 (Unaudited)

	PL Large-Cap	PL Short Duration	PL Floating		PL Mid-Cap	PL International	PL Small-Cap	PL Main Street
	Value	Bond	Rate Loan	PL Growth LT	Equity	Large-Cap	Value	Core
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (1)	$1,247,034	$—	$—	$581,486	$611,565	$1,555,284	$503,763	$1,035,810
Dividends from mutual fund investments	4,416	3,224	—	287	3,856	1,627	2,045	4,468
Interest	196	860,043	1,106,785	1,194	—	—	36	407

Total Investment Income	1,251,646	863,267	1,106,785	582,967	615,421	1,556,911	505,844	1,040,685

EXPENSES
Advisory fees	310,288	106,422	129,520	214,686	239,636	341,945	116,599	234,247
Administration fees	143,210	79,816	51,808	117,101	110,601	120,686	46,640	156,165
Support services expenses	16,491	11,916	7,506	19,059	14,791	17,198	7,058	21,130
Custodian fees and expenses	9,663	10,045	7,796	34,878	13,756	51,016	13,403	68,778
Shareholder report expenses	7,113	5,206	3,304	8,214	6,513	7,416	3,106	9,318
Distribution and/or service fees — Class A only	119,341	66,514	43,173	97,584	92,168	100,572	38,866	130,137
Transfer agency out-of-pocket expenses	20,854	15,000	9,486	23,899	18,802	21,525	8,967	26,833
Registration fees	7,717	7,330	197	7,181	8,646	7,640	185	557
Legal and audit fees	16,405	12,152	7,729	18,968	14,978	17,153	7,113	21,531
Trustees’ compensation and expenses	2,740	2,023	1,284	3,166	2,504	2,862	1,192	3,594
Offering expenses	—	—	1,704	—	—	—	—	—
Other	8,010	8,843	2,727	10,020	7,726	12,181	5,739	24,442

Total Expenses	661,832	325,267	266,234	554,756	530,121	700,194	248,868	696,732
Adviser Reimbursement	(88,993)	(72,515)	(41,733)	(125,385)	(87,716)	(136,991)	(46,763)	(176,183)

Net Expenses	572,839	252,752	224,501	429,371	442,405	563,203	202,105	520,549

NET INVESTMENT INCOME	678,807	610,515	882,284	153,596	173,016	993,708	303,739	520,136

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions (1)	(4,069,666)	301,592	(50,456)	(6,876,106)	(1,676,254)	(5,035,439)	(4,500,634)	(17,208,954)
Futures contracts and swap transactions	—	107,723	—	—	—	—	—	—
Foreign currency transactions	2,064	—	—	(548,156)	—	3,828	—	(1,075)

Net Realized Gain (Loss)	(4,067,602)	409,315	(50,456)	(7,424,262)	(1,676,254)	(5,031,611)	(4,500,634)	(17,210,029)

Net change in unrealized appreciation (depreciation) on:
Investment securities and forwards (1)	29,634,083	1,026,969	4,936,144	29,339,227	27,103,831	32,821,653	13,705,363	46,155,582
Futures contracts and swaps	—	16,519	—	—	—	—	—	—
Foreign currencies	494	—	—	88,814	—	10,426	—	—

Change in Net Unrealized Appreciation	29,634,577	1,043,488	4,936,144	29,428,041	27,103,831	32,832,079	13,705,363	46,155,582

NET GAIN	25,566,975	1,452,803	4,885,688	22,003,779	25,427,577	27,800,468	9,204,729	28,945,553

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,245,782	$2,063,318	$5,767,972	$22,157,375	$25,600,593	$28,794,176	$9,508,468	$29,465,689

(1)	Dividends were net of $25,265, $0, $0, $43,914, $0, $292,860, $583 and $505 foreign taxes withheld respectively. No foreign tax was withheld on realized and change in unrealized capital gains for all funds.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF OPERATIONS (Continued)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009 (Unaudited)

	PL Emerging	PL Managed	PL Inflation	PL Large-Cap		PL Mid-Cap
	Markets	Bond	Managed	Growth	PL Comstock	Growth	PL Real Estate
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (1)	$567,808	$138,956	$3,750	$136,736	$1,054,742	$148,073	$410,941
Dividends from mutual fund investments	830	1,138	946	16	3,549	1,317	1,050
Interest	—	3,722,187	2,478,223	157	697	94	96

Total Investment Income	568,638	3,862,281	2,482,919	136,909	1,058,988	149,484	412,087

EXPENSES
Advisory fees	149,294	323,045	192,625	112,454	348,208	112,175	130,494
Administration fees	55,985	242,284	144,468	44,981	139,283	48,075	43,498
Support services expenses	7,949	34,633	19,764	9,240	19,070	4,985	5,923
Custodian fees and expenses	93,845	45,625	37,209	15,185	15,857	12,488	15,654
Shareholder report expenses	3,508	15,222	8,612	1,803	8,217	2,204	2,606
Distribution and/or service fees — Class A only	46,654	201,903	120,390	37,485	116,070	40,062	36,249
Transfer agency out-of-pocket expenses	10,085	44,078	25,220	5,353	23,989	6,655	7,559
Registration fees	209	8,235	7,781	6,824	8,139	8,341	7,875
Legal and audit fees	8,150	36,116	21,177	5,018	18,890	5,126	5,938
Trustees’ compensation and expenses	1,358	5,909	3,340	695	3,159	854	996
Interest on securities sold short	—	591	240	—	—	—	—
Other	27,892	62,225	37,777	3,087	9,250	3,978	3,925

Total Expenses	404,929	1,019,866	618,603	242,125	710,132	244,943	260,717
Adviser Reimbursement	(152,996)	(252,043)	(160,880)	(47,205)	(106,571)	(44,631)	(50,476)

Net Expenses	251,933	767,823	457,723	194,920	603,561	200,312	210,241

NET INVESTMENT INCOME (LOSS)	316,705	3,094,458	2,025,196	(58,011)	455,427	(50,828)	201,846

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions (1)	(2,562,484)	2,102,906	3,856,896	1,101,811	(6,730,278)	739,460	(6,717,108)
Closed short positions	—	(130,925)	(68,053)	—	—	—	—
Futures contracts and swap transactions	—	4,151,987	243,321	—	—	—	—
Written option transactions	—	69,245	(41,465)	—	—	—	—
Foreign currency transactions	(16,161)	(180,944)	(381,055)	—	—	(6,301)	(6,247)

Net Realized Gain (Loss)	(2,578,645)	6,012,269	3,609,644	1,101,811	(6,730,278)	733,159	(6,723,355)

Net change in unrealized appreciation (depreciation) on:
Investment securities and forwards (1)	20,754,432	13,135,315	6,487	6,077,677	36,790,113	13,277,846	20,802,458
Short positions	—	(16,930)	63,040	—	—	—	—
Futures contracts and swaps	—	(2,032,545)	516,330	—	—	—	—
Written options	—	305,229	294,207	—	—	—	—
Foreign currencies	5,778	362,101	338,090	—	—	367	1,017

Change in Net Unrealized Appreciation	20,760,210	11,753,170	1,218,154	6,077,677	36,790,113	13,278,213	20,803,475

NET GAIN	18,181,565	17,765,439	4,827,798	7,179,488	30,059,835	14,011,372	14,080,120

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,498,270	$20,859,897	$6,852,994	$7,121,477	$30,515,262	$13,960,544	$14,281,966

(1)	Dividends were net of $47,980, $0, $0, $0, $15,231, $1,152 and $8,422 foreign taxes withheld respectively. Realized gains on investment security transactions for the PL Emerging Markets Fund are net of foreign capital gains taxes withheld of $431. Change in unrealized appreciation (depreciation) on securities for the PL Emerging Markets Fund are net of increase in deferred foreign capital gains tax of $9,585. No foreign tax was withheld on realized and change in unrealized capital gain for all other funds.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	PL Portfolio Optimization		PL Portfolio Optimization		PL Portfolio Optimization		PL Portfolio Optimization
	Conservative Fund		Moderate-Conservative Fund		Moderate Fund		Moderate-Aggressive Fund
	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2009 (1)	March 31, 2009	2009 (1)	March 31, 2009	2009 (1)	March 31, 2009	2009 (1)	March 31, 2009

OPERATIONS
Net investment income	$1,593,471	$2,362,950	$1,471,191	$2,926,767	$3,422,306	$7,610,015	$1,944,144	$4,826,825
Net realized loss	(3,376,308)	(60,062)	(5,173,349)	(353,635)	(17,604,911)	(489,526)	(30,515,814)	(3,304,606)
Net change in unrealized appreciation (depreciation)	16,061,090	(10,145,423)	26,323,296	(27,263,143)	107,816,939	(136,212,676)	138,961,414	(174,885,094)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,278,253	(7,842,535)	22,621,138	(24,690,011)	93,634,334	(129,092,187)	110,389,744	(173,362,875)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(157,242)	(1,641,626)	(540,541)	(1,920,840)	(2,007,801)	(5,346,894)	(1,439,902)	(3,494,065)
Class B (2)	(21,205)	(385,564)	(141,839)	(521,376)	(517,607)	(1,186,397)	(398,455)	(770,401)
Class C (2)	(110,067)	(1,708,912)	(473,479)	(1,779,875)	(1,545,039)	(3,655,908)	(1,052,044)	(2,126,411)
Class R (2)	(16,284)	(137,814)	(76,643)	(162,397)	(205,301)	(338,218)	(82,855)	(94,421)
Net realized gains
Class A	(106,162)	(77,956)	—	(463,724)	—	(3,015,178)	—	(4,360,077)
Class B (2)	(23,898)	(17,164)	—	(143,096)	—	(878,553)	—	(1,431,835)
Class C (2)	(117,264)	(83,578)	—	(482,131)	—	(2,839,022)	—	(3,957,648)
Class R (2)	(12,184)	(4,870)	—	(31,484)	—	(140,300)	—	(90,242)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(564,306)	(4,057,484)	(1,232,502)	(5,504,923)	(4,275,748)	(17,400,470)	(2,973,256)	(16,325,100)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	19,449,552	27,737,869	15,516,060	20,048,875	36,748,139	54,943,320	26,486,896	52,531,294
Class B (2)	2,646,097	6,816,787	2,783,728	4,872,041	6,465,779	13,122,408	5,011,037	12,746,047
Class C (2)	18,186,380	30,905,331	10,986,926	22,047,114	27,502,703	51,270,473	18,484,574	44,421,124
Class R (2)	2,032,780	2,738,316	2,778,705	4,137,093	6,281,800	10,601,328	5,135,941	4,839,945
Dividends and distribution reinvestments
Class A	245,253	1,606,526	503,506	2,231,636	1,858,336	7,825,444	1,363,770	7,460,708
Class B (2)	42,264	369,358	133,330	623,246	492,357	1,967,912	384,182	2,126,032
Class C (2)	210,636	1,694,017	438,905	2,094,559	1,461,563	6,178,571	1,004,898	5,847,376
Class R (2)	28,399	140,444	76,643	193,881	204,929	477,700	82,855	184,662
Cost of shares repurchased
Class A	(9,761,784)	(15,777,506)	(6,135,556)	(21,201,067)	(20,028,816)	(54,496,673)	(13,868,567)	(50,886,106)
Class B (2)	(1,077,080)	(2,532,332)	(1,445,216)	(4,731,976)	(3,400,461)	(12,097,503)	(3,634,069)	(11,843,706)
Class C (2)	(10,416,755)	(15,279,732)	(5,680,811)	(18,337,675)	(16,390,407)	(54,334,855)	(13,482,513)	(40,731,429)
Class R (2)	(392,939)	(906,046)	(669,915)	(1,441,555)	(1,726,111)	(2,927,683)	(1,033,473)	(621,833)

Net Increase in Net Assets from Capital Share Transactions	21,192,803	37,513,032	19,286,305	10,536,172	39,469,811	22,530,442	25,935,531	26,074,114

NET INCREASE (DECREASE) IN NET ASSETS	34,906,750	25,613,013	40,674,941	(19,658,762)	128,828,397	(123,962,215)	133,352,019	(163,613,861)

NET ASSETS
Beginning of Period/Year	81,980,555	56,367,542	97,058,275	116,717,037	313,307,335	437,269,550	295,420,077	459,033,938

End of Period/Year	$116,887,305	$81,980,555	$137,733,216	$97,058,275	$442,135,732	$313,307,335	$428,772,096	$295,420,077

Undistributed Net Investment Income	$1,592,430	$303,757	$1,466,947	$1,228,258	$3,406,792	$4,260,234	$1,927,949	$2,957,061

(1)	Unaudited.

(2)	Effective June 23, 2008, Class B, C and R shares are offered to the PL Portfolio Optimization Funds only (see Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Portfolio Optimization		PL Money Market		PL Small-Cap Growth		PL International Value
	Aggressive Fund		Fund		Fund (1)		Fund (1)
	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2009 (2)	March 31, 2009	2009 (2)	March 31, 2009	2009 (2)	March 31, 2009	2009 (2)	March 31, 2009

OPERATIONS
Net investment income (loss)	$418,299	$996,098	$(156)	$549,555	$(97,821)	$(294,542)	$1,528,709	$2,935,308
Net realized gain (loss)	(23,575,850)	(6,742,002)	156	999	(1,405,697)	(9,372,520)	(25,549,024)	(23,884,057)
Net change in unrealized appreciation (depreciation)	76,132,600	(82,036,121)	—	—	9,421,819	(2,691,164)	57,632,331	(48,978,708)

Net Increase (Decrease) in Net Assets Resulting from Operations	52,975,049	(87,782,025)	—	550,554	7,918,301	(12,358,226)	33,612,016	(69,927,457)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(843,795)	—	—	(549,555)	—	—	(412,673)	(2,617,399)
Class B (3)	(69,556)	—	—	—	—	—	—	—
Class C (3)	(153,091)	—	—	—	—	—	—	—
Class R (3)	(40,677)	—	—	—	—	—	—	—
Net realized gains
Class A	—	(2,731,262)	—	—	—	—	—	(20,366)
Class B (3)	—	(856,254)	—	—	—	—	—	—
Class C (3)	—	(2,100,835)	—	—	—	—	—	—
Class R (3)	—	(47,288)	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(1,107,119)	(5,735,639)	—	(549,555)	—	—	(412,673)	(2,637,765)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	13,951,021	28,434,551	26,382,270	95,268,593	1,447,425	5,483,255	4,931,957	34,071,651
Class B (3)	1,830,969	5,179,113	—	—	—	933	—	12,969
Class C (3)	8,305,611	19,826,235	—	—	—	488	—	1,889
Class R (3)	1,979,859	2,236,681	—	—	—	—	—	—
Dividends and distribution reinvestments
Class A	807,926	2,643,614	—	507,236	—	—	412,593	2,631,723
Class B (3)	66,790	819,198	—	—	—	—	—	—
Class C (3)	146,984	2,031,218	—	—	—	—	—	—
Class R (3)	40,677	47,288	—	—	—	—	—	—
Cost of shares repurchased
Class A	(13,579,937)	(23,039,029)	(40,400,824)	(82,989,302)	(11,832,934)	(6,926,273)	(43,346,924)	(10,927,150)
Class B (3)	(1,852,544)	(3,906,713)	—	—	—	(8,001)	—	(22,749)
Class C (3)	(9,646,945)	(19,576,097)	—	—	—	(58,646)	—	(131,720)
Class R (3)	(373,316)	(419,159)	—	—	—	—	—	—
Share class conversions
Class A (1)	—	—	—	—	—	625,267	—	1,304,727
Class B (1)	—	—	—	—	—	(374,698)	—	(508,837)
Class C (1)	—	—	—	—	—	(250,569)	—	(795,890)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,677,095	14,276,900	(14,018,554)	12,786,527	(10,385,509)	(1,508,244)	(38,002,374)	25,636,613

NET INCREASE (DECREASE) IN NET ASSETS	53,545,025	(79,240,764)	(14,018,554)	12,787,526	(2,467,208)	(13,866,470)	(4,803,031)	(46,928,609)

NET ASSETS
Beginning of Period/Year	123,673,384	202,914,148	55,423,957	42,636,431	24,046,483	37,912,953	78,604,103	125,532,712

End of Period/Year	$177,218,409	$123,673,384	$41,405,403	$55,423,957	$21,579,275	$24,046,483	$73,801,072	$78,604,103

Undistributed/Accumulated Net Investment Income (Loss)	$411,993	$1,100,813	$9,814	$9,970	$(103,172)	$(5,351)	$1,473,638	$357,602

(1)	Class B and C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

(2)	Unaudited.

(3)	Effective June 23, 2008, Class B, C and R shares are offered to the PL Portfolio Optimization Funds only (see Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Large-Cap Value		PL Short Duration Bond		PL Floating Rate Loan		PL Growth LT
	Fund (1)		Fund (1)		Fund		Fund (1)
	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Period Ended	September 30,	Year Ended
	2009 (2)	March 31, 2009	2009 (2)	March 31, 2009	2009 (2)	March 31, 2009 (3)	2009 (2)	March 31, 2009

OPERATIONS
Net investment income	$678,807	$1,252,666	$610,515	$2,001,475	$882,284	$1,420,624	$153,596	$269,224
Net realized gain (loss)	(4,067,602)	(13,051,311)	409,315	(138,682)	(50,456)	(2,103,313)	(7,424,262)	(22,379,999)
Net change in unrealized appreciation (depreciation)	29,634,577	(22,878,180)	1,043,488	(1,719,200)	4,936,144	(4,645,876)	29,428,041	(20,212,126)

Net Increase (Decrease) in Net Assets Resulting from Operations	26,245,782	(34,676,825)	2,063,318	143,593	5,767,972	(5,328,565)	22,157,375	(42,322,901)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(375,212)	(963,279)	(628,373)	(1,955,303)	(903,667)	(1,416,589)	(1,426,742)	—
Class B	—	—	—	(177)	—	—	—	—
Class C	—	—	—	(164)	—	—	—	—
Net realized gains
Class A	—	(78,133)	—	(2,091,716)	—	—	—	(1,903,771)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(375,212)	(1,041,412)	(628,373)	(4,047,360)	(903,667)	(1,416,589)	(1,426,742)	(1,903,771)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	46,218,718	32,783,087	20,225,443	9,690,468	12,295,780	38,826,706	4,958,029	42,232,556
Class B	—	891	—	—	—	—	—	945
Class C	—	4,759	—	2,046	—	—	—	1,963
Dividends and distribution reinvestments
Class A	374,958	1,039,920	628,341	4,047,008	903,667	1,416,589	1,426,397	1,901,816
Class B	—	—	—	177	—	—	—	—
Class C	—	—	—	152	—	—	—	—
Cost of shares repurchased
Class A	(1,101,774)	(5,390,569)	(9,228,343)	(46,232,179)	(4,175,671)	(5,687,085)	(25,855,490)	(3,658,479)
Class B	—	(75,841)	—	—	—	—	—	(3,740)
Class C	—	(196,162)	—	(16,783)	—	—	—	(33,231)
Share class conversions
Class A (1)	—	1,315,179	—	69,326	—	—	—	731,518
Class B (1)	—	(487,057)	—	(39,693)	—	—	—	(403,971)
Class C (1)	—	(828,122)	—	(29,633)	—	—	—	(327,547)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	45,491,902	28,166,085	11,625,441	(32,509,111)	9,023,776	34,556,210	(19,471,064)	40,441,830

NET INCREASE (DECREASE) IN NET ASSETS	71,362,472	(7,552,152)	13,060,386	(36,412,878)	13,888,081	27,811,056	1,259,569	(3,784,842)

NET ASSETS
Beginning of Period/Year	62,931,333	70,483,485	47,355,202	83,768,080	27,811,056	—	74,157,751	77,942,593

End of Period/Year	$134,293,805	$62,931,333	$60,415,588	$47,355,202	$41,699,137	$27,811,056	$75,417,320	$74,157,751

Undistributed/Accumulated Net Investment Income (Loss)	$665,428	$361,833	$(15,023)	$2,835	$5,021	$26,404	$149,622	$1,422,768

(1)	Class B and C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

(2)	Unaudited.

(3)	Operations commenced on June 30, 2008.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Mid-Cap Equity		PL International Large-Cap		PL Small-Cap		PL Main Street Core
	Fund (1), (2)		Fund (2)		Value Fund		Fund
	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2009 (3)	March 31, 2009	2009 (3)	March 31, 2009	2009 (3)	March 31, 2009	2009 (3)	March 31, 2009

OPERATIONS
Net investment income	$173,016	$762,482	$993,708	$1,158,337	$303,739	$676,961	$520,136	$1,115,871
Net realized loss	(1,676,254)	(25,067,427)	(5,031,611)	(7,194,722)	(4,500,634)	(5,606,856)	(17,210,029)	(13,983,275)
Net change in unrealized appreciation (depreciation)	27,103,831	(10,884,258)	32,832,079	(36,679,372)	13,705,363	(10,487,601)	46,155,582	(35,210,467)

Net Increase (Decrease) in Net Assets Resulting from Operations	25,600,593	(35,189,203)	28,794,176	(42,715,757)	9,508,468	(15,417,496)	29,465,689	(48,077,871)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(113,733)	(881,742)	(795,980)	(406,311)	(82,548)	(543,357)	(299,766)	(1,021,270)
Net realized gains
Class A	—	(5,998)	—	(781,483)	—	—	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(113,733)	(887,740)	(795,980)	(1,187,794)	(82,548)	(543,357)	(299,766)	(1,021,270)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	3,842,452	16,998,453	6,259,524	16,839,960	2,621,253	26,354,167	9,308,473	24,569,857
Class B	—	1,150	—	17,226	—	—	—	—
Class C	—	66	—	5,667	—	—	—	—
Dividends and distribution reinvestments
Class A	113,733	887,735	795,923	1,186,517	82,548	543,357	299,766	1,021,270
Cost of shares repurchased
Class A	(2,613,899)	(8,086,875)	(9,006,075)	(6,188,203)	(6,878,608)	(3,030,610)	(5,276,234)	(3,167,112)
Class B	—	(25)	—	(600)	—	—	—	—
Class C	—	(11,832)	—	(81,491)	—	—	—	—
Share class conversions
Class A (2)	—	210,133	—	1,115,829	—	—	—	—
Class B (2)	—	(60,101)	—	(608,612)	—	—	—	—
Class C (2)	—	(150,032)	—	(507,217)	—	—	—	—

Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,342,286	9,788,672	(1,950,628)	11,779,076	(4,174,807)	23,866,914	4,332,005	22,424,015

NET INCREASE (DECREASE) IN NET ASSETS	26,829,146	(26,288,271)	26,047,568	(32,124,475)	5,251,113	7,906,061	33,497,928	(26,675,126)

NET ASSETS
Beginning of Period/Year	59,135,047	85,423,318	65,123,856	97,248,331	27,017,894	19,111,833	85,261,070	111,936,196

End of Period/Year	$85,964,193	$59,135,047	$91,171,424	$65,123,856	$32,269,007	$27,017,894	$118,758,998	$85,261,070

Undistributed Net Investment Income	$170,425	$111,142	$967,733	$770,005	$305,018	$83,827	$516,208	$295,838

(1)	Prior to July 1, 2008, the PL Mid-Cap Equity Fund was named PL Mid-Cap Value Fund.

(2)	Class B and C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

(3)	Unaudited.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Emerging Markets		PL Managed Bond		PL Inflation Managed		PL Large-Cap Growth
	Fund		Fund (1)		Fund (1)		Fund (1)
	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2009 (2)	March 31, 2009	2009 (2)	March 31, 2009	2009 (2)	March 31, 2009	2009 (2)	March 31, 2009

OPERATIONS
Net investment income (loss)	$316,705	$442,624	$3,094,458	$7,072,229	$2,025,196	$3,961,251	$(58,011)	$(133,537)
Net realized gain (loss)	(2,578,645)	(3,452,033)	6,012,269	5,076,618	3,609,644	(10,185,425)	1,101,811	(8,422,999)
Net change in unrealized appreciation (depreciation)	20,760,210	(16,342,343)	11,753,170	(14,540,979)	1,218,154	921,629	6,077,677	(1,983,894)

Net Increase (Decrease) in Net Assets Resulting from Operations	18,498,270	(19,351,752)	20,859,897	(2,392,132)	6,852,994	(5,302,545)	7,121,477	(10,540,430)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(306,483)	(4,139,507)	(8,944,449)	(2,788,908)	(4,178,065)	—	—
Class B	—	—	—	(3,708)	—	(1,803)	—	—
Class C	—	—	—	(8,415)	—	(4,855)	—	—
Net realized gains
Class A	—	(6,235,734)	—	(7,903,449)	—	(7,952,335)	—	—

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	—	(6,542,217)	(4,139,507)	(16,860,021)	(2,788,908)	(12,137,058)	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	2,464,643	6,701,740	38,549,903	27,329,169	38,882,721	11,788,650	26,180,177	3,318,893
Class B	—	—	—	10,549	—	260	—	1,647
Class C	—	—	—	2,266	—	1,070	—	1,242
Dividends and distribution reinvestments
Class A	—	6,542,217	4,127,895	16,807,322	2,777,218	12,088,166	—	—
Class B	—	—	—	3,464	—	1,614	—	—
Class C	—	—	—	8,080	—	4,303	—	—
Cost of shares repurchased
Class A	(10,880,667)	(4,162,422)	(5,481,629)	(65,643,296)	(3,441,661)	(50,421,261)	(464,489)	(3,413,704)
Class B	—	—	—	(8,663)	—	(126,125)	—	(8,980)
Class C	—	—	—	(321,532)	—	(80,992)	—	(95,193)
Share class conversions
Class A (1)	—	—	—	2,590,719	—	2,785,176	—	981,076
Class B (1)	—	—	—	(824,773)	—	(718,824)	—	(406,919)
Class C (1)	—	—	—	(1,765,946)	—	(2,066,352)	—	(574,157)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,416,024)	9,081,535	37,196,169	(21,812,641)	38,218,278	(26,744,315)	25,715,688	(196,095)

NET INCREASE (DECREASE) IN NET ASSETS	10,082,246	(16,812,434)	53,916,559	(41,064,794)	42,282,364	(44,183,918)	32,837,165	(10,736,525)

NET ASSETS
Beginning of Period/Year	30,820,279	47,632,713	137,724,489	178,789,283	81,266,045	125,449,963	16,514,591	27,251,116

End of Period/Year	$40,902,525	$30,820,279	$191,641,048	$137,724,489	$123,548,409	$81,266,045	$49,351,756	$16,514,591

Undistributed/Accumulated Net Investment Income (Loss)	$307,562	$(9,143)	$(14,363)	$1,030,686	$790,593	$1,554,305	$(73,193)	$(15,182)

(1)	Class B and C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

(2)	Unaudited.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Comstock		PL Mid-Cap Growth		PL Real Estate
	Fund (1)		Fund (1)		Fund (1)
	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2009 (2)	March 31, 2009	2009 (2)	March 31, 2009	2009 (2)	March 31, 2009

OPERATIONS
Net investment income (loss)	$455,427	$1,688,483	$(50,828)	$(183,547)	$201,846	$564,693
Net realized gain (loss)	(6,730,278)	(31,371,559)	733,159	741,438	(6,723,355)	(6,933,772)
Net change in unrealized appreciation (depreciation)	36,790,113	(19,223,029)	13,278,213	(11,370,006)	20,803,475	(16,677,191)

Net Increase (Decrease) in Net Assets Resulting from Operations	30,515,262	(48,906,105)	13,960,544	(10,812,115)	14,281,966	(23,046,270)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(333,765)	(1,691,349)	—	—	(218,736)	(587,647)
Net realized gains
Class A	—	—	—	(3,021,703)	—	—
Return of capital
Class A	—	—	—	—	—	(23,684)

Net Decrease in Net Assets Resulting from Dividends and Distributions to Shareholders	(333,765)	(1,691,349)	—	(3,021,703)	(218,736)	(611,331)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	5,793,412	23,688,364	17,328,146	4,565,953	3,735,652	10,981,327
Class B	—	1,314	—	5,481	—	1,095
Class C	—	5,632	—	6,579	—	1,831
Dividends and distribution reinvestments
Class A	333,707	1,690,697	—	3,003,467	218,730	611,317
Class C	—	—	—	16	—	—
Cost of shares repurchased
Class A	(5,906,443)	(25,297,002)	(1,283,460)	(26,866,051)	(7,091,813)	(5,342,911)
Class B	—	(30,433)	—	(39,846)	—	(466)
Class C	—	(134,206)	—	(194,930)	—	(6,890)
Share class conversions
Class A (1)	—	1,054,821	—	1,945,550	—	304,189
Class B (1)	—	(467,415)	—	(1,041,725)	—	(95,040)
Class C (1)	—	(587,406)	—	(903,825)	—	(209,149)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	220,676	(75,634)	16,044,686	(19,519,331)	(3,137,431)	6,245,303

NET INCREASE (DECREASE) IN NET ASSETS	30,402,173	(50,673,088)	30,005,230	(33,353,149)	10,925,799	(17,412,298)

NET ASSETS
Beginning of Period/Year	74,861,803	125,534,891	18,872,697	52,225,846	20,774,677	38,186,975

End of Period/Year	$105,263,976	$74,861,803	$48,877,927	$18,872,697	$31,700,476	$20,774,677

Undistributed/Accumulated Net Investment Income (Loss)	$446,457	$324,795	$(62,693)	$(11,865)	$(18,528)	$(1,638)

(1)	Class B and C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

(2)	Unaudited.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
STATEMENT OF CASH FLOWS (1)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009 (Unaudited)

PL Floating
Rate Loan
Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$5,767,972

Adjustments to reconcile net decrease in net assets from Operations to net cash used in operating activities:
Purchases of long-term securities	(26,180,849)
Proceeds from disposition of long-term securities	17,636,715
Net purchases of short-term securities	(6,836,869)
Increase in receivable for securities sold	(369,501)
Increase in dividends and interest receivable	(43,179)
Increase in due from adviser	(5,699)
Decrease in prepaid expenses and other assets	1,341
Increase in payable for securities purchased	3,055,024
Increase in accrued advisory fees	6,400
Increase in accrued administration fees	2,560
Increase in accrued support service expenses	4,860
Decrease in accrued custodian fees and expenses	(344)
Decrease in accrued legal and audit fees	(4,037)
Increase in accrued distribution and/or service fees	346
Increase in accrued transfer agency out-of-pocket expenses	594
Decrease in accrued other liabilities	(2,580)
Net amortization on investments	(300,534)
Net realized loss on investment securities	50,456
Net unrealized appreciation on investments	(4,936,144)

Net cash flow used by operating activities	(12,153,468)

CASH FLOWS FROM FINANCING ACTIVITIES (2):
Proceeds from shares sold	12,241,925
Payment of shares redeemed	(4,468,273)

Net cash flow provided by financing activities	7,773,652

NET DECREASE IN CASH	(4,379,816)

CASH:
Beginning of Period	4,474,067

End of Period	$94,251

(1)	Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments. The PL Floating Rate Loan Fund has not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other funds have met the exemption criteria.

(2)	Reinvestment of dividends were $903,667.
See Notes to Financial Statements

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities			Distributions

		Net		Net
		Asset		Realized		Distributions
		Value,		and	Total	from	Distributions
		Beginning	Net	Unrealized	from	Net	from
		of Year	Investment	Gain	Investment	Investment	Capital	Total
For the Year or Period Ended		or Period	Income	(Loss)	Operations	Income	Gains	Distributions

PL Portfolio Optimization Conservative Fund
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$8.84	$0.18	$1.25	$1.43	($0.04)	($0.03)	($0.07)
	4/1/2008 - 3/31/2009 (4)	10.55	0.37	(1.50)	(1.13)	(0.55)	(0.03)	(0.58)
	4/1/2007 - 3/31/2008 (4)	10.51	0.34	0.19	0.53	(0.35)	(0.14)	(0.49)
	4/1/2006 - 3/31/2007 (4)	10.34	0.29	0.33	0.62	(0.28)	(0.17)	(0.45)
	4/1/2005 - 3/31/2006 (4)	10.18	0.22	0.20	0.42	(0.23)	(0.03)	(0.26)
	4/1/2004 - 3/31/2005 (4)	10.15	0.13	0.05	0.18	(0.13)	(0.02)	(0.15)

Class B:	4/1/2009 - 9/30/2009 (4),(5)	$8.77	$0.14	$1.25	$1.39	($0.02)	($0.03)	($0.05)
	4/1/2008 - 3/31/2009 (4)	10.49	0.30	(1.50)	(1.20)	(0.49)	(0.03)	(0.52)
	4/1/2007 - 3/31/2008 (4)	10.46	0.26	0.19	0.45	(0.28)	(0.14)	(0.42)
	4/1/2006 - 3/31/2007 (4)	10.30	0.23	0.33	0.56	(0.23)	(0.17)	(0.40)
	4/1/2005 - 3/31/2006 (4)	10.14	0.17	0.20	0.37	(0.18)	(0.03)	(0.21)
	4/1/2004 - 3/31/2005 (4)	10.14	0.08	0.04	0.12	(0.10)	(0.02)	(0.12)

Class C:	4/1/2009 - 9/30/2009 (4),(5)	$8.76	$0.14	$1.26	$1.40	($0.02)	($0.03)	($0.05)
	4/1/2008 - 3/31/2009 (4)	10.49	0.30	(1.51)	(1.21)	(0.49)	(0.03)	(0.52)
	4/1/2007 - 3/31/2008 (4)	10.45	0.26	0.20	0.46	(0.28)	(0.14)	(0.42)
	4/1/2006 - 3/31/2007 (4)	10.29	0.23	0.33	0.56	(0.23)	(0.17)	(0.40)
	4/1/2005 - 3/31/2006 (4)	10.13	0.17	0.20	0.37	(0.18)	(0.03)	(0.21)
	4/1/2004 - 3/31/2005 (4)	10.13	0.08	0.04	0.12	(0.10)	(0.02)	(0.12)

Class R:	4/1/2009 - 9/30/2009 (4),(5)	$8.81	$0.16	$1.25	$1.41	($0.03)	($0.03)	($0.06)
	4/1/2008 - 3/31/2009 (4)	10.53	0.34	(1.50)	(1.16)	(0.53)	(0.03)	(0.56)
	4/1/2007 - 3/31/2008 (4)	10.50	0.31	0.19	0.50	(0.33)	(0.14)	(0.47)
	4/1/2006 - 3/31/2007 (4)	10.33	0.28	0.34	0.62	(0.28)	(0.17)	(0.45)
	9/30/2005 - 3/31/2006 (4)	10.35	0.11	0.09	0.20	(0.21)	(0.01)	(0.22)

PL Portfolio Optimization Moderate-Conservative Fund
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$8.36	$0.14	$1.72	$1.86	($0.11)	$—	($0.11)
	4/1/2008 - 3/31/2009 (4)	10.96	0.30	(2.36)	(2.06)	(0.44)	(0.10)	(0.54)
	4/1/2007 - 3/31/2008 (4)	11.21	0.28	(0.01)	0.27	(0.34)	(0.18)	(0.52)
	4/1/2006 - 3/31/2007 (4)	10.87	0.23	0.61	0.84	(0.25)	(0.25)	(0.50)
	4/1/2005 - 3/31/2006 (4)	10.33	0.18	0.57	0.75	(0.19)	(0.02)	(0.21)
	4/1/2004 - 3/31/2005 (4)	10.14	0.11	0.22	0.33	(0.12)	(0.02)	(0.14)

Class B:	4/1/2009 - 9/30/2009 (4),(5)	$8.30	$0.10	$1.71	$1.81	($0.09)	$—	($0.09)
	4/1/2008 - 3/31/2009 (4)	10.89	0.23	(2.36)	(2.13)	(0.36)	(0.10)	(0.46)
	4/1/2007 - 3/31/2008 (4)	11.15	0.20	(0.02)	0.18	(0.26)	(0.18)	(0.44)
	4/1/2006 - 3/31/2007 (4)	10.82	0.17	0.61	0.78	(0.20)	(0.25)	(0.45)
	4/1/2005 - 3/31/2006 (4)	10.29	0.13	0.56	0.69	(0.14)	(0.02)	(0.16)
	4/1/2004 - 3/31/2005 (4)	10.13	0.06	0.21	0.27	(0.09)	(0.02)	(0.11)

Class C:	4/1/2009 - 9/30/2009 (4),(5)	$8.30	$0.10	$1.71	$1.81	($0.09)	$—	($0.09)
	4/1/2008 - 3/31/2009 (4)	10.89	0.22	(2.35)	(2.13)	(0.36)	(0.10)	(0.46)
	4/1/2007 - 3/31/2008 (4)	11.16	0.20	(0.02)	0.18	(0.27)	(0.18)	(0.45)
	4/1/2006 - 3/31/2007 (4)	10.83	0.17	0.61	0.78	(0.20)	(0.25)	(0.45)
	4/1/2005 - 3/31/2006 (4)	10.29	0.13	0.57	0.70	(0.14)	(0.02)	(0.16)
	4/1/2004 - 3/31/2005 (4)	10.13	0.06	0.21	0.27	(0.09)	(0.02)	(0.11)

			Ratios/Supplemental Data
							Ratios of
		Net		Net	Ratios	Ratios	Net
		Asset		Assets,	of Expenses	of Expenses	Investment
		Value,		End of	After Expense	Before Expense	Income
		End of		Year or	Reductions to	Reductions to	to	Portfolio
		Year or	Total	Period	Average Net	Average Net	Average Net	Turnover
For the Year or Period Ended		Period	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)	Rates

PL Portfolio Optimization Conservative Fund
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$10.20	16.14%	$48,393	0.20%	0.98%	3.69%	16.85%
	4/1/2008 - 3/31/2009 (4)	8.84	(10.78%)	32,817	0.16%	0.95%	3.91%	26.41%
	4/1/2007 - 3/31/2008 (4)	10.55	5.15%	24,003	0.00%	0.94%	3.20%	43.30%
	4/1/2006 - 3/31/2007 (4)	10.51	6.12%	11,730	0.02%	1.37%	2.77%	35.84%
	4/1/2005 - 3/31/2006 (4)	10.34	4.12%	9,887	0.03%	1.57%	2.17%	66.26%
	4/1/2004 - 3/31/2005 (4)	10.18	1.74%	8,262	0.00%	2.35%	1.29%	20.21%

Class B:	4/1/2009 - 9/30/2009 (4),(5)	$10.11	15.86%	$11,254	0.95%	1.73%	2.94%	16.85%
	4/1/2008 - 3/31/2009 (4)	8.77	(11.51%)	8,306	0.91%	1.70%	3.16%	26.41%
	4/1/2007 - 3/31/2008 (4)	10.49	4.42%	4,895	0.75%	1.69%	2.45%	43.30%
	4/1/2006 - 3/31/2007 (4)	10.46	5.52%	2,822	0.58%	1.93%	2.20%	35.84%
	4/1/2005 - 3/31/2006 (4)	10.30	3.56%	1,923	0.53%	2.07%	1.67%	66.26%
	4/1/2004 - 3/31/2005 (4)	10.14	1.25%	1,450	0.50%	2.85%	0.79%	20.21%

Class C:	4/1/2009 - 9/30/2009 (4),(5)	$10.11	16.01%	$51,745	0.95%	1.73%	2.94%	16.85%
	4/1/2008 - 3/31/2009 (4)	8.76	(11.63%)	37,659	0.91%	1.70%	3.16%	26.41%
	4/1/2007 - 3/31/2008 (4)	10.49	4.48%	25,841	0.75%	1.69%	2.45%	43.30%
	4/1/2006 - 3/31/2007 (4)	10.45	5.55%	16,322	0.58%	1.93%	2.20%	35.84%
	4/1/2005 - 3/31/2006 (4)	10.29	3.65%	11,342	0.53%	2.07%	1.67%	66.26%
	4/1/2004 - 3/31/2005 (4)	10.13	1.18%	8,908	0.50%	2.85%	0.79%	20.21%

Class R:	4/1/2009 - 9/30/2009 (4),(5)	$10.16	16.04%	$5,495	0.45%	1.23%	3.44%	16.85%
	4/1/2008 - 3/31/2009 (4)	8.81	(11.07%)	3,197	0.41%	1.20%	3.66%	26.41%
	4/1/2007 - 3/31/2008 (4)	10.53	4.90%	1,629	0.25%	1.19%	2.95%	43.30%
	4/1/2006 - 3/31/2007 (4)	10.50	6.13%	216	0.10%	1.43%	2.68%	35.84%
	9/30/2005 - 3/31/2006 (4)	10.33	1.90%	10	0.03%	1.57%	2.17%	66.26%

PL Portfolio Optimization Moderate-Conservative Fund
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$10.11	22.35%	$58,153	0.20%	0.98%	2.94%	8.85%
	4/1/2008 - 3/31/2009 (4)	8.36	(19.15%)	39,518	0.14%	0.92%	3.10%	31.68%
	4/1/2007 - 3/31/2008 (4)	10.96	2.31%	50,389	0.00%	0.82%	2.50%	10.38%
	4/1/2006 - 3/31/2007 (4)	11.21	7.93%	36,345	0.01%	1.18%	2.13%	18.25%
	4/1/2005 - 3/31/2006 (4)	10.87	7.23%	28,292	0.02%	1.32%	1.72%	37.91%
	4/1/2004 - 3/31/2005 (4)	10.33	3.28%	19,664	0.00%	1.74%	1.05%	7.82%

Class B:	4/1/2009 - 9/30/2009 (4),(5)	$10.02	21.95%	$16,010	0.95%	1.73%	2.19%	8.85%
	4/1/2008 - 3/31/2009 (4)	8.30	(19.85%)	11,943	0.89%	1.67%	2.35%	31.68%
	4/1/2007 - 3/31/2008 (4)	10.89	1.53%	15,092	0.75%	1.57%	1.75%	10.38%
	4/1/2006 - 3/31/2007 (4)	11.15	7.39%	12,098	0.58%	1.75%	1.56%	18.25%
	4/1/2005 - 3/31/2006 (4)	10.82	6.70%	9,058	0.52%	1.82%	1.22%	37.91%
	4/1/2004 - 3/31/2005 (4)	10.29	2.69%	6,699	0.50%	2.24%	0.55%	7.82%

Class C:	4/1/2009 - 9/30/2009 (4),(5)	$10.02	21.95%	$55,213	0.95%	1.73%	2.19%	8.85%
	4/1/2008 - 3/31/2009 (4)	8.30	(19.84%)	40,640	0.89%	1.67%	2.35%	31.68%
	4/1/2007 - 3/31/2008 (4)	10.89	1.51%	48,205	0.75%	1.57%	1.75%	10.38%
	4/1/2006 - 3/31/2007 (4)	11.16	7.38%	30,464	0.58%	1.75%	1.56%	18.25%
	4/1/2005 - 3/31/2006 (4)	10.83	6.80%	23,860	0.52%	1.82%	1.22%	37.91%
	4/1/2004 - 3/31/2005 (4)	10.29	2.70%	15,375	0.50%	2.24%	0.55%	7.82%

See Notes to Financial Statements	See explanation of references on C-7

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities			Distributions

		Net		Net
		Asset		Realized		Distributions
		Value,		and	Total	from	Distributions
		Beginning	Net	Unrealized	from	Net	from
		of Year	Investment	Gain	Investment	Investment	Capital	Total
For the Year or Period Ended		or Period	Income	(Loss)	Operations	Income	Gains	Distributions

PL Portfolio Optimization Moderate-Conservative Fund (Continued)
Class R:	4/1/2009 - 9/30/2009 (4),(5)	$8.34	$0.13	$1.71	$1.84	($0.10)	$—	($0.10)
	4/1/2008 - 3/31/2009 (4)	10.94	0.27	(2.36)	(2.09)	(0.41)	(0.10)	(0.51)
	4/1/2007 - 3/31/2008 (4)	11.20	0.25	(0.01)	0.24	(0.32)	(0.18)	(0.50)
	4/1/2006 - 3/31/2007 (4)	10.87	0.22	0.61	0.83	(0.25)	(0.25)	(0.50)
	9/30/2005 - 3/31/2006 (4)	10.67	0.09	0.29	0.38	(0.17)	(0.01)	(0.18)

PL Portfolio Optimization Moderate Fund
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$7.96	$0.10	$2.19	$2.29	($0.11)	$—	($0.11)
	4/1/2008 - 3/31/2009 (4)	11.51	0.23	(3.30)	(3.07)	(0.31)	(0.17)	(0.48)
	4/1/2007 - 3/31/2008 (4)	12.08	0.23	(0.17)	0.06	(0.35)	(0.28)	(0.63)
	4/1/2006 - 3/31/2007 (4)	11.56	0.18	0.88	1.06	(0.22)	(0.32)	(0.54)
	4/1/2005 - 3/31/2006 (4)	10.54	0.15	1.06	1.21	(0.16)	(0.03)	(0.19)
	4/1/2004 - 3/31/2005 (4)	10.14	0.08	0.43	0.51	(0.09)	(0.02)	(0.11)

Class B:	4/1/2009 - 9/30/2009 (4),(5)	$7.90	$0.07	$2.19	$2.26	($0.10)	$—	($0.10)
	4/1/2008 - 3/31/2009 (4)	11.44	0.16	(3.30)	(3.14)	(0.23)	(0.17)	(0.40)
	4/1/2007 - 3/31/2008 (4)	12.02	0.14	(0.17)	(0.03)	(0.27)	(0.28)	(0.55)
	4/1/2006 - 3/31/2007 (4)	11.51	0.11	0.89	1.00	(0.17)	(0.32)	(0.49)
	4/1/2005 - 3/31/2006 (4)	10.50	0.09	1.07	1.16	(0.12)	(0.03)	(0.15)
	4/1/2004 - 3/31/2005 (4)	10.13	0.03	0.43	0.46	(0.07)	(0.02)	(0.09)

Class C:	4/1/2009 - 9/30/2009 (4),(5)	$7.88	$0.07	$2.20	$2.27	($0.10)	$—	($0.10)
	4/1/2008 - 3/31/2009 (4)	11.42	0.16	(3.30)	(3.14)	(0.23)	(0.17)	(0.40)
	4/1/2007 - 3/31/2008 (4)	12.00	0.14	(0.17)	(0.03)	(0.27)	(0.28)	(0.55)
	4/1/2006 - 3/31/2007 (4)	11.50	0.11	0.88	0.99	(0.17)	(0.32)	(0.49)
	4/1/2005 - 3/31/2006 (4)	10.49	0.09	1.07	1.16	(0.12)	(0.03)	(0.15)
	4/1/2004 - 3/31/2005 (4)	10.12	0.03	0.43	0.46	(0.07)	(0.02)	(0.09)

Class R:	4/1/2009 - 9/30/2009 (4),(5)	$7.93	$0.09	$2.19	$2.28	($0.11)	$—	($0.11)
	4/1/2008 - 3/31/2009 (4)	11.48	0.20	(3.29)	(3.09)	(0.29)	(0.17)	(0.46)
	4/1/2007 - 3/31/2008 (4)	12.06	0.20	(0.17)	0.03	(0.33)	(0.28)	(0.61)
	4/1/2006 - 3/31/2007 (4)	11.56	0.16	0.88	1.04	(0.22)	(0.32)	(0.54)
	9/30/2005 - 3/31/2006 (4)	11.05	0.07	0.60	0.67	(0.15)	(0.01)	(0.16)

PL Portfolio Optimization Moderate-Aggressive Fund
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$7.31	$0.06	$2.58	$2.64	($0.08)	$—	($0.08)
	4/1/2008 - 3/31/2009 (4)	11.79	0.16	(4.21)	(4.05)	(0.19)	(0.24)	(0.43)
	4/1/2007 - 3/31/2008 (4)	12.74	0.17	(0.41)	(0.24)	(0.33)	(0.38)	(0.71)
	4/1/2006 - 3/31/2007 (4)	12.02	0.12	1.12	1.24	(0.20)	(0.32)	(0.52)
	4/1/2005 - 3/31/2006 (4)	10.66	0.10	1.44	1.54	(0.13)	(0.05)	(0.18)
	4/1/2004 - 3/31/2005 (4)	10.11	0.05	0.58	0.63	(0.06)	(0.02)	(0.08)

Class B:	4/1/2009 - 9/30/2009 (4),(5)	$7.21	$0.03	$2.58	$2.61	($0.07)	$—	($0.07)
	4/1/2008 - 3/31/2009 (4)	11.69	0.08	(4.19)	(4.11)	(0.13)	(0.24)	(0.37)
	4/1/2007 - 3/31/2008 (4)	12.67	0.07	(0.41)	(0.34)	(0.26)	(0.38)	(0.64)
	4/1/2006 - 3/31/2007 (4)	11.97	0.05	1.13	1.18	(0.16)	(0.32)	(0.48)
	4/1/2005 - 3/31/2006 (4)	10.63	0.04	1.45	1.49	(0.10)	(0.05)	(0.15)
	4/1/2004 - 3/31/2005 (4)	10.10	— (6)	0.58	0.58	(0.03)	(0.02)	(0.05)

			Ratios/Supplemental Data
							Ratios of
		Net		Net	Ratios	Ratios	Net
		Asset		Assets,	of Expenses	of Expenses	Investment
		Value,		End of	After Expense	Before Expense	Income
		End of		Year or	Reductions to	Reductions to	to	Portfolio
		Year or	Total	Period	Average Net	Average Net	Average Net	Turnover
For the Year or Period Ended		Period	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)	Rates

PL Portfolio Optimization Moderate-Conservative Fund (Continued)
Class R:	4/1/2009 - 9/30/2009 (4),(5)	$10.08	22.23%	$8,357	0.45%	1.23%	2.69%	8.85%
	4/1/2008 - 3/31/2009 (4)	8.34	(19.36%)	4,957	0.39%	1.17%	2.85%	31.68%
	4/1/2007 - 3/31/2008 (4)	10.94	2.03%	3,031	0.25%	1.07%	2.25%	10.38%
	4/1/2006 - 3/31/2007 (4)	11.20	7.84%	1,373	0.10%	1.25%	2.04%	18.25%
	9/30/2005 - 3/31/2006 (4)	10.87	3.63%	290	0.02%	1.32%	1.72%	37.91%

PL Portfolio Optimization Moderate Fund
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$10.14	28.97%	$194,897	0.20%	0.94%	2.20%	10.18%
	4/1/2008 - 3/31/2009 (4)	7.96	(27.25%)	137,205	0.14%	0.89%	2.35%	25.95%
	4/1/2007 - 3/31/2008 (4)	11.51	0.28%	192,707	0.00%	0.78%	1.90%	5.01%
	4/1/2006 - 3/31/2007 (4)	12.08	9.41%	149,905	0.00%	1.06%	1.51%	8.24%
	4/1/2005 - 3/31/2006 (4)	11.56	11.58%	95,079	0.00%	1.20%	1.33%	26.54%
	4/1/2004 - 3/31/2005 (4)	10.54	5.09%	53,783	0.00%	1.41%	0.82%	5.78%

Class B:	4/1/2009 - 9/30/2009 (4),(5)	$10.06	28.73%	$55,712	0.95%	1.69%	1.45%	10.18%
	4/1/2008 - 3/31/2009 (4)	7.90	(27.95%)	40,658	0.89%	1.64%	1.60%	25.95%
	4/1/2007 - 3/31/2008 (4)	11.44	(0.48%)	56,387	0.75%	1.53%	1.15%	5.01%
	4/1/2006 - 3/31/2007 (4)	12.02	8.88%	43,774	0.57%	1.63%	0.94%	8.24%
	4/1/2005 - 3/31/2006 (4)	11.51	11.10%	31,687	0.50%	1.70%	0.83%	26.54%
	4/1/2004 - 3/31/2005 (4)	10.50	4.55%	19,414	0.50%	1.91%	0.32%	5.78%

Class C:	4/1/2009 - 9/30/2009 (4),(5)	$10.05	28.92%	$170,462	0.95%	1.69%	1.45%	10.18%
	4/1/2008 - 3/31/2009 (4)	7.88	(28.02%)	123,122	0.89%	1.64%	1.60%	25.95%
	4/1/2007 - 3/31/2008 (4)	11.42	(0.46%)	180,421	0.75%	1.53%	1.15%	5.01%
	4/1/2006 - 3/31/2007 (4)	12.00	8.82%	134,695	0.57%	1.63%	0.94%	8.24%
	4/1/2005 - 3/31/2006 (4)	11.50	11.12%	88,774	0.50%	1.70%	0.83%	26.54%
	4/1/2004 - 3/31/2005 (4)	10.49	4.53%	52,510	0.50%	1.91%	0.32%	5.78%

Class R:	4/1/2009 - 9/30/2009 (4),(5)	$10.10	28.90%	$21,064	0.45%	1.19%	1.95%	10.18%
	4/1/2008 - 3/31/2009 (4)	7.93	(27.48%)	12,323	0.39%	1.14%	2.10%	25.95%
	4/1/2007 - 3/31/2008 (4)	11.48	0.05%	7,754	0.25%	1.03%	1.65%	5.01%
	4/1/2006 - 3/31/2007 (4)	12.06	9.24%	2,332	0.11%	1.13%	1.40%	8.24%
	9/30/2005 - 3/31/2006 (4)	11.56	6.16%	13	0.00%	1.20%	1.33%	26.54%

PL Portfolio Optimization Moderate-Aggressive Fund
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$9.87	36.26%	$190,023	0.20%	0.94%	1.46%	14.41%
	4/1/2008 - 3/31/2009 (4)	7.31	(35.15%)	128,976	0.14%	0.89%	1.63%	22.98%
	4/1/2007 - 3/31/2008 (4)	11.79	(2.25%)	203,091	0.00%	0.78%	1.30%	5.05%
	4/1/2006 - 3/31/2007 (4)	12.74	10.57%	158,754	0.00%	1.05%	1.02%	6.96%
	4/1/2005 - 3/31/2006 (4)	12.02	14.59%	93,498	0.00%	1.19%	0.86%	27.98%
	4/1/2004 - 3/31/2005 (4)	10.66	6.26%	43,986	0.00%	1.43%	0.52%	10.16%

Class B:	4/1/2009 - 9/30/2009 (4),(5)	$9.75	36.27%	$60,939	0.95%	1.69%	0.71%	14.41%
	4/1/2008 - 3/31/2009 (4)	7.21	(35.97%)	43,587	0.89%	1.64%	0.88%	22.98%
	4/1/2007 - 3/31/2008 (4)	11.69	(3.04%)	68,162	0.75%	1.53%	0.55%	5.05%
	4/1/2006 - 3/31/2007 (4)	12.67	10.11%	56,938	0.57%	1.62%	0.44%	6.96%
	4/1/2005 - 3/31/2006 (4)	11.97	14.09%	35,154	0.50%	1.69%	0.36%	27.98%
	4/1/2004 - 3/31/2005 (4)	10.63	5.79%	18,954	0.50%	1.93%	0.02%	10.16%

See Notes to Financial Statements	See explanation of references on C-7

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities				Distributions

		Net			Net
		Asset			Realized		Distributions
		Value,	Net		and	Total	from	Distributions
		Beginning	Investment		Unrealized	from	Net	from
		of Year	Income		Gain	Investment	Investment	Capital	Total
For the Year or Period Ended		or Period	(Loss)		(Loss)	Operations	Income	Gains	Distributions

PL Portfolio Optimization Moderate-Aggressive Fund (Continued)
Class C:	4/1/2009 - 9/30/2009 (4),(5)	$7.18	$0.03		$2.57	$2.60	($0.06)	$—	($0.06)
	4/1/2008 - 3/31/2009 (4)	11.67	0.08		(4.20)	(4.12)	(0.13)	(0.24)	(0.37)
	4/1/2007 - 3/31/2008 (4)	12.65	0.07		(0.41)	(0.34)	(0.26)	(0.38)	(0.64)
	4/1/2006 - 3/31/2007 (4)	11.95	0.05		1.13	1.18	(0.16)	(0.32)	(0.48)
	4/1/2005 - 3/31/2006 (4)	10.61	0.04		1.45	1.49	(0.10)	(0.05)	(0.15)
	4/1/2004 - 3/31/2005 (4)	10.09	—	(6)	0.57	0.57	(0.03)	(0.02)	(0.05)

Class R:	4/1/2009 - 9/30/2009 (4),(5)	$7.30	$0.05		$2.58	$2.63	($0.08)	$—	($0.08)
	4/1/2008 - 3/31/2009 (4)	11.79	0.13		(4.21)	(4.08)	(0.17)	(0.24)	(0.41)
	4/1/2007 - 3/31/2008 (4)	12.74	0.13		(0.39)	(0.26)	(0.31)	(0.38)	(0.69)
	4/1/2006 - 3/31/2007 (4)	12.02	0.11		1.13	1.24	(0.20)	(0.32)	(0.52)
	9/30/2005 - 3/31/2006 (4)	11.28	0.05		0.83	0.88	(0.13)	(0.01)	(0.14)

PL Portfolio Optimization Aggressive Fund
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$6.92	$0.04		$2.84	$2.88	($0.10)	$—	($0.10)
	4/1/2008 - 3/31/2009 (4)	12.04	0.09		(4.88)	(4.79)	—	(0.33)	(0.33)
	4/1/2007 - 3/31/2008 (4)	13.49	0.08		(0.77)	(0.69)	(0.33)	(0.43)	(0.76)
	4/1/2006 - 3/31/2007 (4)	12.57	0.07		1.46	1.53	(0.19)	(0.42)	(0.61)
	4/1/2005 - 3/31/2006 (4)	10.75	0.05		1.94	1.99	(0.11)	(0.06)	(0.17)
	4/1/2004 - 3/31/2005 (4)	10.08	0.02		0.70	0.72	(0.02)	(0.03)	(0.05)

Class B:	4/1/2009 - 9/30/2009 (4),(5)	$6.72	$0.01		$2.84	$2.85	($0.03)	$—	($0.03)
	4/1/2008 - 3/31/2009 (4)	11.93	0.02		(4.90)	(4.88)	—	(0.33)	(0.33)
	4/1/2007 - 3/31/2008 (4)	13.41	(0.02)		(0.78)	(0.80)	(0.25)	(0.43)	(0.68)
	4/1/2006 - 3/31/2007 (4)	12.52	(—	)(6)	1.46	1.46	(0.15)	(0.42)	(0.57)
	4/1/2005 - 3/31/2006 (4)	10.72	(0.01)		1.94	1.93	(0.07)	(0.06)	(0.13)
	4/1/2004 - 3/31/2005 (4)	10.07	(0.03)		0.71	0.68	—	(0.03)	(0.03)

Class C:	4/1/2009 - 9/30/2009 (4),(5)	$6.71	$0.01		$2.84	$2.85	($0.02)	$—	($0.02)
	4/1/2008 - 3/31/2009 (4)	11.92	0.02		(4.90)	(4.88)	—	(0.33)	(0.33)
	4/1/2007 - 3/31/2008 (4)	13.40	(0.02)		(0.77)	(0.79)	(0.26)	(0.43)	(0.69)
	4/1/2006 - 3/31/2007 (4)	12.51	(—	)(6)	1.46	1.46	(0.15)	(0.42)	(0.57)
	4/1/2005 - 3/31/2006 (4)	10.72	(0.01)		1.93	1.92	(0.07)	(0.06)	(0.13)
	4/1/2004 - 3/31/2005 (4)	10.07	(0.03)		0.71	0.68	—	(0.03)	(0.03)

Class R:	4/1/2009 - 9/30/2009 (4),(5)	$6.88	$0.03		$2.84	$2.87	($0.09)	$—	($0.09)
	4/1/2008 - 3/31/2009 (4)	12.03	0.06		(4.88)	(4.82)	—	(0.33)	(0.33)
	4/1/2007 - 3/31/2008 (4)	13.49	0.05		(0.77)	(0.72)	(0.31)	(0.43)	(0.74)
	4/1/2006 - 3/31/2007 (4)	12.57	0.05		1.48	1.53	(0.19)	(0.42)	(0.61)
	9/30/2005 - 3/31/2006 (4)	11.50	0.02		1.17	1.19	(0.11)	(0.01)	(0.12)

			Ratios/Supplemental Data
								Ratios of
		Net			Net	Ratios	Ratios	Net
		Asset			Assets,	of Expenses	of Expenses	Investment
		Value,			End of	After Expense	Before Expense	Income
		End of			Year or	Reductions to	Reductions to	(Loss) to	Portfolio
		Year or	Total		Period	Average Net	Average Net	Average Net	Turnover
For the Year or Period Ended		Period	Returns (1)		(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)	Rates

PL Portfolio Optimization Moderate-Aggressive Fund
(Continued)
Class C:	4/1/2009 - 9/30/2009 (4),(5)	$9.72	36.42%		$165,711	0.95%	1.69%	0.71%	14.41%
	4/1/2008 - 3/31/2009 (4)	7.18	(36.12%)		117,549	0.89%	1.64%	0.88%	22.98%
	4/1/2007 - 3/31/2008 (4)	11.67	(3.03%)		184,634	0.75%	1.53%	0.55%	5.05%
	4/1/2006 - 3/31/2007 (4)	12.65	10.12%		143,281	0.57%	1.62%	0.44%	6.96%
	4/1/2005 - 3/31/2006 (4)	11.95	14.13%		90,306	0.50%	1.69%	0.36%	27.98%
	4/1/2004 - 3/31/2005 (4)	10.61	5.72%		48,159	0.50%	1.93%	0.02%	10.16%

Class R:	4/1/2009 - 9/30/2009 (4),(5)	$9.85	36.13%		$12,099	0.45%	1.19%	1.21%	14.41%
	4/1/2008 - 3/31/2009 (4)	7.30	(35.38%)		5,307	0.39%	1.14%	1.38%	22.98%
	4/1/2007 - 3/31/2008 (4)	11.79	(2.39%)		3,147	0.25%	1.03%	1.05%	5.05%
	4/1/2006 - 3/31/2007 (4)	12.74	10.57%		971	0.10%	1.12%	0.92%	6.96%
	9/30/2005 - 3/31/2006 (4)	12.02	7.92%		11	0.00%	1.19%	0.86%	27.98%

PL Portfolio Optimization Aggressive Fund
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$9.70	41.81%		$85,715	0.20%	0.96%	0.91%	23.34%
	4/1/2008 - 3/31/2009 (4)	6.92	(40.88%)		59,937	0.14%	0.92%	0.97%	18.16%
	4/1/2007 - 3/31/2008 (4)	12.04	(5.70%)		96,230	0.00%	0.80%	0.62%	9.66%
	4/1/2006 - 3/31/2007 (4)	13.49	12.53%		75,546	0.00%	1.09%	0.54%	10.14%
	4/1/2005 - 3/31/2006 (4)	12.57	18.59%		39,397	0.00%	1.29%	0.42%	42.51%
	4/1/2004 - 3/31/2005 (4)	10.75	7.17%		18,244	0.00%	1.75%	0.23%	22.37%

Class B:	4/1/2009 - 9/30/2009 (4),(5)	$9.54	42.42%		$25,636	0.95%	1.71%	0.16%	23.34%
	4/1/2008 - 3/31/2009 (4)	6.72	(42.04%)		18,042	0.89%	1.67%	0.22%	18.16%
	4/1/2007 - 3/31/2008 (4)	11.93	(6.46%)		30,059	0.75%	1.55%	(0.13%)	9.66%
	4/1/2006 - 3/31/2007 (4)	13.41	12.00%		23,716	0.58%	1.67%	(0.04%)	10.14%
	4/1/2005 - 3/31/2006 (4)	12.52	18.11%		12,889	0.50%	1.79%	(0.08%)	42.51%
	4/1/2004 - 3/31/2005 (4)	10.72	6.75%		6,110	0.50%	2.25%	(0.27%)	22.37%

Class C:	4/1/2009 - 9/30/2009 (4),(5)	$9.54	42.38%		$60,897	0.95%	1.71%	0.16%	23.34%
	4/1/2008 - 3/31/2009 (4)	6.71	(41.99%)		43,588	0.89%	1.67%	0.22%	18.16%
	4/1/2007 - 3/31/2008 (4)	11.92	(6.44%)		75,389	0.75%	1.55%	(0.13%)	9.66%
	4/1/2006 - 3/31/2007 (4)	13.40	12.01%		55,389	0.58%	1.67%	(0.04%)	10.14%
	4/1/2005 - 3/31/2006 (4)	12.51	18.00%		30,782	0.50%	1.79%	(0.08%)	42.51%
	4/1/2004 - 3/31/2005 (4)	10.72	6.75%		17,510	0.50%	2.25%	(0.27%)	22.37%

Class R:	4/1/2009 - 9/30/2009 (4),(5)	$9.66	41.89%		$4,970	0.45%	1.21%	0.66%	23.34%
	4/1/2008 - 3/31/2009 (4)	6.88	(41.17%)		2,106	0.39%	1.17%	0.72%	18.16%
	4/1/2007 - 3/31/2008 (4)	12.03	(5.88%)		1,236	0.25%	1.05%	0.37%	9.66%
	4/1/2006 - 3/31/2007 (4)	13.49	12.53%		382	0.14%	1.17%	0.40%	10.14%
	9/30/2005 - 3/31/2006 (4)	12.57	10.44%		11	0.00%	1.29%	0.42%	42.51%

See Notes to Financial Statements	See explanation of references on C-7

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities				Distributions

		Net			Net
		Asset			Realized		Distributions
		Value,			and	Total	from	Distributions
		Beginning	Net		Unrealized	from	Net	from
		of Year	Investment		Gain	Investment	Investment	Capital		Total
For the Year or Period Ended		or Period	Income (Loss)		(Loss)	Operations	Income	Gains		Distributions

PL Money Market Fund (7)
Class A:	4/1/2009 - 9/30/2009 (5)	$1.00	($—	)(6)	$— (6)	$—	$—	$—		$—
	4/1/2008 - 3/31/2009	1.00	0.01		—	0.01	(0.01)	—		(0.01)
	4/1/2007 - 3/31/2008	1.00	0.04		—	0.04	(0.04)	—		(0.04)
	4/1/2006 - 3/31/2007	1.00	0.04		—	0.04	(0.04)	—		(0.04)
	4/1/2005 - 3/31/2006	1.00	0.03		—	0.03	(0.03)	—		(0.03)
	4/1/2004 - 3/31/2005	1.00	0.01		—	0.01	(0.01)	—		(0.01)

PL Small-Cap Growth Fund (8),(9)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$5.88	($0.03)		$2.35	$2.32	$—	$—		$—
	4/1/2008 - 3/31/2009 (4)	9.12	(0.07)		(3.17)	(3.24)	—	—		—
	4/1/2007 - 3/31/2008 (4)	11.24	(0.12)		(0.62)	(0.74)	—	(1.38)		(1.38)
	4/1/2006 - 3/31/2007 (4)	11.22	(0.08)		0.11	0.03	—	(0.01)		(0.01)
	4/1/2005 - 3/31/2006 (4)	11.78	(0.10)		1.62	1.52	—	(2.08)		(2.08)
	4/1/2004 - 3/31/2005 (4)	11.53	(0.16)		0.69	0.53	—	(0.28)		(0.28)

PL International Value Fund (9),(10)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$6.14	$0.14		$3.26	$3.40	($0.32)	$—		($0.32)
	4/1/2008 - 3/31/2009 (4)	12.82	0.26		(6.72)	(6.46)	(0.22)	(—	)(6)	(0.22)
	4/1/2007 - 3/31/2008 (4)	14.39	0.22		(1.38)	(1.16)	(0.13)	(0.28)		(0.41)
	4/1/2006 - 3/31/2007 (4)	15.30	0.16		2.48	2.64	(0.14)	(3.41)		(3.55)
	4/1/2005 - 3/31/2006 (4)	13.22	0.14		2.19	2.33	(0.08)	(0.17)		(0.25)
	4/1/2004 - 3/31/2005 (4)	11.89	0.08		1.46	1.54	(0.02)	(0.19)		(0.21)

PL Large-Cap Value Fund (9)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$7.35	$0.06		$2.30	$2.36	($0.04)	$—		($0.04)
	4/1/2008 - 3/31/2009 (4)	11.59	0.16		(4.27)	(4.11)	(0.12)	(0.01)		(0.13)
	4/1/2007 - 3/31/2008 (4)	13.03	0.10		(1.21)	(1.11)	(0.08)	(0.25)		(0.33)
	4/1/2006 - 3/31/2007 (4)	12.67	0.06		1.37	1.43	(0.04)	(1.03)		(1.07)
	4/1/2005 - 3/31/2006 (4)	11.30	0.02		1.38	1.40	(0.03)	(—	)(6)	(0.03)
	4/1/2004 - 3/31/2005 (4)	10.94	0.06		0.35	0.41	(0.05)	—		(0.05)

PL Short Duration Bond Fund (9)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$9.69	$0.11		$0.27	$0.38	($0.11)	$—		($0.11)
	4/1/2008 - 3/31/2009 (4)	10.22	0.32		(0.25)	0.07	(0.31)	(0.29)		(0.60)
	4/1/2007 - 3/31/2008 (4)	9.81	0.35		0.41	0.76	(0.35)	—		(0.35)
	4/1/2006 - 3/31/2007 (4)	9.76	0.32		0.04	0.36	(0.31)	—		(0.31)
	4/1/2005 - 3/31/2006 (4)	9.85	0.19		(0.09)	0.10	(0.19)	—		(0.19)
	4/1/2004 - 3/31/2005 (4)	10.09	0.09		(0.22)	(0.13)	(0.09)	(0.02)		(0.11)

			Ratios/Supplemental Data
								Ratios of
		Net			Net	Ratios	Ratios	Net
		Asset			Assets,	of Expenses	of Expenses	Investment
		Value,			End of	After Expense	Before Expense	Income (Loss)
		End of			Year or	Reductions to	Reductions to	to		Portfolio
		Year or	Total		Period	Average Net	Average Net	Average Net		Turnover
For the Year or Period Ended		Period	Returns (1)		(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)		Rates

PL Money Market Fund (7)
Class A:	4/1/2009 - 9/30/2009 (5)	$1.00	0.00%		$41,405	0.44%	1.11%	(—%	)(6)	N/A
	4/1/2008 - 3/31/2009	1.00	1.27%		55,424	0.78%	1.18%	1.22%		N/A
	4/1/2007 - 3/31/2008	1.00	3.90%		42,636	0.95%	1.28%	3.68%		N/A
	4/1/2006 - 3/31/2007	1.00	4.31%		21,098	1.02%	1.58%	4.20%		N/A
	4/1/2005 - 3/31/2006	1.00	2.76%		19,293	0.94%	1.79%	2.67%		N/A
	4/1/2004 - 3/31/2005	1.00	0.77%		22,341	0.95%	2.05%	0.83%		N/A

PL Small-Cap Growth Fund (8),(9)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$8.20	39.46%		$21,579	1.15%	1.57%	(0.81%)		50.56%
	4/1/2008 - 3/31/2009 (4)	5.88	(35.53%)		24,046	1.28%	1.71%	(0.96%)		72.93%
	4/1/2007 - 3/31/2008 (4)	9.12	(8.81%)		37,258	1.55%	1.90%	(1.07%)		163.56%
	4/1/2006 - 3/31/2007 (4)	11.24	0.28%		41,378	1.78%	2.24%	(0.74%)		52.87%
	4/1/2005 - 3/31/2006 (4)	11.22	15.01%		24,218	1.95%	2.95%	(0.99%)		132.27%
	4/1/2004 - 3/31/2005 (4)	11.78	4.54%		7,116	1.95%	3.38%	(1.36%)		201.57%

PL International Value Fund (9),(10)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$9.22	50.79%		$73,801	1.20%	1.54%	3.57%		17.69%
	4/1/2008 - 3/31/2009 (4)	6.14	(50.74%)		78,604	1.27%	1.58%	2.82%		31.43%
	4/1/2007 - 3/31/2008 (4)	12.82	(8.27%)		124,055	1.40%	1.72%	1.50%		17.40%
	4/1/2006 - 3/31/2007 (4)	14.39	18.40%		77,127	1.64%	2.08%	1.04%		108.86%
	4/1/2005 - 3/31/2006 (4)	15.30	17.85%		57,657	1.80%	2.28%	0.99%		55.25%
	4/1/2004 - 3/31/2005 (4)	13.22	13.13%		50,801	1.80%	2.45%	0.62%		20.92%

PL Large-Cap Value Fund (9)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$9.67	32.22%		$134,294	1.20%	1.39%	1.42%		7.56%
	4/1/2008 - 3/31/2009 (4)	7.35	(35.61%)		62,931	1.25%	1.48%	1.63%		38.49%
	4/1/2007 - 3/31/2008 (4)	11.59	(8.80%)		68,901	1.40%	1.69%	0.79%		24.35%
	4/1/2006 - 3/31/2007 (4)	13.03	12.09%		56,601	1.63%	2.05%	0.50%		19.58%
	4/1/2005 - 3/31/2006 (4)	12.67	12.47%		34,459	1.80%	2.25%	0.20%		77.07%
	4/1/2004 - 3/31/2005 (4)	11.30	3.78%		50,430	1.80%	2.28%	0.54%		43.72%

PL Short Duration Bond Fund (9)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$9.96	3.99%		$60,416	0.95%	1.22%	2.29%		83.01%
	4/1/2008 - 3/31/2009 (4)	9.69	0.75%		47,355	1.02%	1.26%	3.20%		146.36%
	4/1/2007 - 3/31/2008 (4)	10.22	7.86%		83,683	1.15%	1.42%	3.48%		41.74%
	4/1/2006 - 3/31/2007 (4)	9.81	3.76%		66,823	1.39%	1.75%	3.28%		77.84%
	4/1/2005 - 3/31/2006 (4)	9.76	1.03%		44,945	1.55%	1.93%	1.97%		91.81%
	4/1/2004 - 3/31/2005 (4)	9.85	(1.34%)		35,333	1.55%	2.34%	0.93%		203.81%

See Notes to Financial Statements	See explanation of references on C-7

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities				Distributions

		Net			Net
		Asset			Realized		Distributions
		Value,			and	Total	from	Distributions
		Beginning	Net		Unrealized	from	Net	from
		of Year	Investment		Gain	Investment	Investment	Capital		Total
For the Year or Period Ended		or Period	Income (Loss)		(Loss)	Operations	Income	Gains		Distributions

PL Floating Rate Loan Fund
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$8.18	$0.23		$1.30	$1.53	($0.23)	$—		($0.23)
	6/30/2008 - 3/31/2009 (4)	10.00	0.39		(1.82)	(1.43)	(0.39)	—		(0.39)

PL Growth LT Fund (9)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$7.74	$0.02		$2.59	$2.61	($0.15)	$—		($0.15)
	4/1/2008 - 3/31/2009 (4)	12.63	0.03		(4.63)	(4.60)	—	(0.29)		(0.29)
	4/1/2007 - 3/31/2008 (4)	13.10	0.05		(0.22)	(0.17)	(0.05)	(0.25)		(0.30)
	4/1/2006 - 3/31/2007 (4)	12.23	(0.01)		0.98	0.97	—	(0.10)		(0.10)
	4/1/2005 - 3/31/2006 (4)	10.64	(0.05)		1.64	1.59	—	—		—
	4/1/2004 - 3/31/2005 (4)	10.34	(0.05)		0.35	0.30	—	—		—

PL Mid-Cap Equity Fund (9),(11)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$5.33	$0.02		$2.27	$2.29	($0.01)	$—		($0.01)
	4/1/2008 - 3/31/2009 (4)	8.92	0.07		(3.58)	(3.51)	(0.08)	(—	)(6)	(0.08)
	4/1/2007 - 3/31/2008 (4)	11.62	0.06		(1.61)	(1.55)	(0.03)	(1.12)		(1.15)
	4/1/2006 - 3/31/2007 (4)	10.54	(—	)(6)	1.51	1.51	—	(0.43)		(0.43)
	4/1/2005 - 3/31/2006 (4)	9.90	(0.02)		1.30	1.28	(0.01)	(0.63)		(0.64)
	12/31/2004 - 3/31/2005 (4)	10.00	(0.01)		(0.09)	(0.10)	—	—		—

PL International Large-Cap Fund (9)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$9.17	$0.14		$3.90	$4.04	($0.11)	$—		($0.11)
	4/1/2008 - 3/31/2009 (4)	15.55	0.17		(6.37)	(6.20)	(0.06)	(0.12)		(0.18)
	4/1/2007 - 3/31/2008 (4)	16.64	0.19		(0.34)	(0.15)	(0.15)	(0.79)		(0.94)
	4/1/2006 - 3/31/2007 (4)	15.45	0.28		2.49	2.77	(0.30)	(1.28)		(1.58)
	4/1/2005 - 3/31/2006 (4)	12.83	(—	)(6)	2.89	2.89	(0.04)	(0.23)		(0.27)
	4/1/2004 - 3/31/2005 (4)	11.61	(0.01)		1.46	1.45	—	(0.23)		(0.23)

PL Small-Cap Value Fund
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$5.49	$0.06		$2.04	$2.10	($0.02)	$—		($0.02)
	4/1/2008 - 3/31/2009 (4)	8.80	0.16		(3.34)	(3.18)	(0.13)	—		(0.13)
	6/29/2007 - 3/31/2008 (4)	10.00	0.10		(1.24)	(1.14)	(0.06)	—		(0.06)

PL Main Street Core Fund
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$6.11	$0.04		$2.05	$2.09	($0.02)	$—		($0.02)
	4/1/2008 - 3/31/2009 (4)	9.91	0.09		(3.81)	(3.72)	(0.08)	—		(0.08)
	4/1/2007 - 3/31/2008 (4)	11.46	0.08		(0.94)	(0.86)	(0.08)	(0.61)		(0.69)
	4/1/2006 - 3/31/2007	10.67	0.05		0.92	0.97	(0.03)	(0.15)		(0.18)
	9/30/2005 - 3/31/2006	10.00	0.01		0.67	0.68	(0.01)	—		(0.01)

PL Emerging Markets Fund
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$6.54	$0.08		$4.31	$4.39	$—	$—		$—
	4/1/2008 - 3/31/2009 (4)	13.58	0.11		(5.39)	(5.28)	(0.07)	(1.69)		(1.76)
	4/1/2007 - 3/31/2008 (4)	13.01	0.07		2.32	2.39	(0.05)	(1.77)		(1.82)
	4/1/2006 - 3/31/2007	12.00	0.06		1.56	1.62	(0.05)	(0.56)		(0.61)
	9/30/2005 - 3/31/2006	10.00	0.08		2.00	2.08	(0.08)	(—	)(6)	(0.08)

			Ratios/Supplemental Data
								Ratios of
		Net			Net	Ratios	Ratios	Net
		Asset			Assets,	of Expenses	of Expenses	Investment
		Value,			End of	After Expense	Before Expense	Income (Loss)
		End of			Year or	Reductions to	Reductions to	to		Portfolio
		Year or	Total		Period	Average Net	Average Net	Average Net		Turnover
For the Year or Period Ended		Period	Returns (1)		(in thousands)	Assets (2), (3)	Assets (3)	Assets (3)		Rates

PL Floating Rate Loan Fund
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$9.48	18.89%		$41,699	1.30%	1.54%	5.11%		57.29%
	6/30/2008 - 3/31/2009 (4)	8.18	(14.37%)		27,811	1.30%	1.53%	5.90%		56.30%

PL Growth LT Fund (9)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$10.20	33.99%		$75,417	1.10%	1.42%	0.39%		31.76%
	4/1/2008 - 3/31/2009 (4)	7.74	(37.27%)		74,158	1.15%	1.42%	0.32%		80.89%
	4/1/2007 - 3/31/2008 (4)	12.63	(1.55%)		77,196	1.30%	1.66%	0.36%		81.50%
	4/1/2006 - 3/31/2007 (4)	13.10	7.95%		61,954	1.54%	1.95%	(0.08%)		37.99%
	4/1/2005 - 3/31/2006 (4)	12.23	14.94%		43,733	1.70%	2.15%	(0.44%)		69.48%
	4/1/2004 - 3/31/2005 (4)	10.64	2.90%		19,585	1.70%	2.54%	(0.44%)		42.84%

PL Mid-Cap Equity Fund (9),(11)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$7.61	43.00%		$85,964	1.20%	1.44%	0.47%		37.83%
	4/1/2008 - 3/31/2009 (4)	5.33	(39.44%)		59,135	1.26%	1.52%	1.01%		82.26%
	4/1/2007 - 3/31/2008 (4)	8.92	(14.81%)		85,208	1.40%	1.69%	0.55%		70.09%
	4/1/2006 - 3/31/2007 (4)	11.62	14.80%		71,181	1.60%	2.01%	(—%	)(6)	74.07%
	4/1/2005 - 3/31/2006 (4)	10.54	13.11%		23,992	1.80%	2.44%	(0.16%)		112.93%
	12/31/2004 - 3/31/2005 (4)	9.90	(1.00%)		25,454	1.80%	3.20%	(0.42%)		16.26%

PL International Large-Cap Fund (9)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$13.10	44.32%		$91,171	1.40%	1.74%	2.47%		12.69%
	4/1/2008 - 3/31/2009 (4)	9.17	(40.24%)		65,124	1.46%	1.82%	1.39%		25.95%
	4/1/2007 - 3/31/2008 (4)	15.55	(1.17%)		96,049	1.60%	1.99%	1.18%		28.23%
	4/1/2006 - 3/31/2007 (4)	16.64	18.70%		76,806	1.84%	2.38%	1.77%		47.87%
	4/1/2005 - 3/31/2006 (4)	15.45	22.72%		52,728	2.00%	2.79%	(0.03%)		63.12%
	4/1/2004 - 3/31/2005 (4)	12.83	12.73%		38,195	2.00%	3.35%	(0.12%)		55.12%

PL Small-Cap Value Fund
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$7.57	38.23%		$32,269	1.30%	1.60%	1.95%		20.00%
	4/1/2008 - 3/31/2009 (4)	5.49	(36.39%)		27,018	1.34%	1.73%	2.21%		47.41%
	6/29/2007 - 3/31/2008 (4)	8.80	(11.47%)		19,112	1.50%	2.07%	1.46%		17.98%

PL Main Street Core Fund
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$8.18	34.28%		$118,759	1.00%	1.34%	1.00%		100.30%
	4/1/2008 - 3/31/2009 (4)	6.11	(37.66%)		85,261	1.06%	1.41%	1.07%		101.22%
	4/1/2007 - 3/31/2008 (4)	9.91	(8.29%)		111,936	1.20%	1.50%	0.69%		126.84%
	4/1/2006 - 3/31/2007	11.46	9.23%		87,136	1.43%	1.88%	0.54%		107.36%
	9/30/2005 - 3/31/2006	10.67	6.85%		53,930	1.60%	2.00%	0.29%		42.30%

PL Emerging Markets Fund
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$10.93	67.13%		$40,903	1.35%	2.17%	1.70%		27.04%
	4/1/2008 - 3/31/2009 (4)	6.54	(42.31%)		30,820	1.42%	2.34%	1.18%		61.50%
	4/1/2007 - 3/31/2008 (4)	13.58	17.21%		47,633	1.55%	2.38%	0.46%		60.20%
	4/1/2006 - 3/31/2007	13.01	14.49%		51,376	1.78%	2.81%	0.49%		58.31%
	9/30/2005 - 3/31/2006	12.00	20.94%		33,476	1.95%	5.53%	1.88%		41.88%

See Notes to Financial Statements	See explanation of references on C-7

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

			Investment Activities			Distributions

		Net		Net
		Asset		Realized		Distributions
		Value,		and	Total	from		Distributions
		Beginning	Net	Unrealized	from	Net		from
		of Year	Investment	Gain	Investment	Investment		Capital	Total
For the Year or Period Ended		or Period	Income (Loss)	(Loss)	Operations	Income		Gains	Distributions

PL Managed Bond Fund (9)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$9.70	$0.20	$1.15	$1.35	($0.25)		$—	($0.25)
	4/1/2008 - 3/31/2009 (4)	10.73	0.43	(0.45)	(0.02)	(0.55)		(0.46)	(1.01)
	4/1/2007 - 3/31/2008 (4)	10.16	0.42	0.53	0.95	(0.37)		(0.01)	(0.38)
	4/1/2006 - 3/31/2007 (4)	9.98	0.35	0.22	0.57	(0.39)		—	(0.39)
	4/1/2005 - 3/31/2006 (4)	10.03	0.29	(0.07)	0.22	(0.27)		—	(0.27)
	4/1/2004 - 3/31/2005 (4)	10.45	0.14	(0.09)	0.05	(0.25)		(0.22)	(0.47)

PL Inflation Managed Fund (9)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$9.59	$0.20	$0.42	$0.62	($0.27)		$—	($0.27)
	4/1/2008 - 3/31/2009 (4)	11.08	0.39	(0.80)	(0.41)	(0.41)		(0.67)	(1.08)
	4/1/2007 - 3/31/2008 (4)	10.13	0.49	0.95	1.44	(0.49)		—	(0.49)
	4/1/2006 - 3/31/2007 (4)	10.00	0.26	0.14	0.40	(0.27)		—	(0.27)
	4/1/2005 - 3/31/2006 (4)	10.51	0.33	(0.36)	(0.03)	(0.47)		(0.01)	(0.48)
	4/1/2004 - 3/31/2005 (4)	10.93	0.20	(0.01)	0.19	(0.26)		(0.35)	(0.61)

PL Large-Cap Growth Fund (9),(12)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$5.44	($0.01)	$1.33	$1.32	$—		$—	$—
	4/1/2008 - 3/31/2009 (4)	9.24	(0.05)	(3.75)	(3.80)	—		—	—
	4/1/2007 - 3/31/2008 (4)	9.43	(0.08)	(0.11)	(0.19)	—		—	—
	4/1/2006 - 3/31/2007 (4)	10.85	(0.09)	(0.40)	(0.49)	—		(0.93)	(0.93)
	4/1/2005 - 3/31/2006 (4)	10.14	(0.07)	0.78	0.71	—		—	—
	4/1/2004 - 3/31/2005 (4)	10.19	(0.01)	(0.04)	(0.05)	—		—	—

PL Comstock Fund (9)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$6.95	$0.04	$2.75	$2.79	($0.03)		$—	($0.03)
	4/1/2008 - 3/31/2009 (4)	11.84	0.16	(4.89)	(4.73)	(0.16)		—	(0.16)
	4/1/2007 - 3/31/2008 (4)	14.11	0.15	(1.95)	(1.80)	(0.12)		(0.35)	(0.47)
	4/1/2006 - 3/31/2007 (4)	12.92	0.12	1.55	1.67	(0.11)		(0.37)	(0.48)
	4/1/2005 - 3/31/2006 (4)	12.58	0.10	0.83	0.93	(0.06)		(0.53)	(0.59)
	4/1/2004 - 3/31/2005 (4)	11.37	0.07	1.19	1.26	(0.05)		—	(0.05)

PL Mid-Cap Growth Fund (9)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$4.98	($0.01)	$2.69	$2.68	$—		$—	$—
	4/1/2008 - 3/31/2009 (4)	9.31	(0.05)	(3.57)	(3.62)	—		(0.71)	(0.71)
	4/1/2007 - 3/31/2008 (4)	10.93	(0.02)	0.66	0.64	—		(2.26)	(2.26)
	4/1/2006 - 3/31/2007 (4)	11.67	(0.07)	0.31	0.24	—		(0.98)	(0.98)
	4/1/2005 - 3/31/2006 (4)	8.93	(0.11)	2.85	2.74	—		—	—
	4/1/2004 - 3/31/2005 (4)	8.01	(0.12)	1.04	0.92	—		—	—

PL Real Estate Fund (9)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$4.60	$0.04	$3.17	$3.21	($0.05)		$—	($0.05)
	4/1/2008 - 3/31/2009 (4)	11.25	0.15	(6.65)	(6.50)	(0.15	)(13)	—	(0.15)
	4/1/2007 - 3/31/2008 (4)	14.94	0.13	(2.77)	(2.64)	(0.18)		(0.87)	(1.05)
	4/1/2006 - 3/31/2007 (4)	12.89	0.04	3.01	3.05	(0.05)		(0.95)	(1.00)
	4/1/2005 - 3/31/2006 (4)	9.39	0.05	3.70	3.75	(0.17)		(0.08)	(0.25)
	12/31/2004 - 3/31/2005 (4)	10.00	0.05	(0.64)	(0.59)	(0.02)		—	(0.02)

			Ratios/Supplemental Data
								Ratios of
		Net		Net	Ratios	Ratios		Net
		Asset		Assets,	of Expenses	of Expenses		Investment
		Value,		End of	After Expense	Before Expense		Income (Loss)
		End of		Year or	Reductions to	Reductions to		to	Portfolio
		Year or	Total	Period	Average Net	Average Net		Average Net	Turnover
For the Year or Period Ended		Period	Returns (1)	(in thousands)	Assets (2), (3)	Assets (3)		Assets (3)	Rates

PL Managed Bond Fund (9)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$10.80	14.03%	$191,641	0.95%	1.26%		3.83%	227.71%
	4/1/2008 - 3/31/2009 (4)	9.70	0.07%	137,724	1.01%	1.30%		4.36%	441.01%
	4/1/2007 - 3/31/2008 (4)	10.73	9.44%	175,800	1.15%	1.50%		4.05%	424.71%
	4/1/2006 - 3/31/2007 (4)	10.16	5.90%	101,940	1.39%	1.82%		3.49%	477.64%
	4/1/2005 - 3/31/2006 (4)	9.98	2.19%	68,825	1.55%	2.00%		2.84%	534.38%
	4/1/2004 - 3/31/2005 (4)	10.03	0.56%	42,546	1.55%	2.22%		1.37%	323.24%

PL Inflation Managed Fund (9)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$9.94	6.57%	$123,548	0.95%	1.28%		4.21%	213.53%
	4/1/2008 - 3/31/2009 (4)	9.59	(3.85%)	81,266	1.01%	1.35%		3.94%	745.76%
	4/1/2007 - 3/31/2008 (4)	11.08	14.80%	122,386	1.15%	1.49%		4.77%	474.46%
	4/1/2006 - 3/31/2007 (4)	10.13	4.15%	82,340	1.39%	1.78%		2.60%	356.40%
	4/1/2005 - 3/31/2006 (4)	10.00	(0.44%)	66,103	1.55%	1.89%		3.21%	188.82%
	4/1/2004 - 3/31/2005 (4)	10.51	1.99%	36,465	1.55%	2.04%		1.96%	284.19%

PL Large-Cap Growth Fund (9),(12)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$6.76	24.27%	$49,352	1.30%	1.61%		(0.39%)	80.99%
	4/1/2008 - 3/31/2009 (4)	5.44	(41.13%)	16,515	1.37%	1.81%		(0.61%)	179.61%
	4/1/2007 - 3/31/2008 (4)	9.24	(2.01%)	26,235	1.50%	1.92%		(0.79%)	178.83%
	4/1/2006 - 3/31/2007 (4)	9.43	(3.80%)	29,713	1.73%	2.43%		(0.93%)	147.66%
	4/1/2005 - 3/31/2006 (4)	10.85	7.00%	19,366	1.90%	2.58%		(0.62%)	160.96%
	4/1/2004 - 3/31/2005 (4)	10.14	(0.49%)	45,147	1.90%	2.37%		(0.08%)	38.40%

PL Comstock Fund (9)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$9.71	40.23%	$105,264	1.30%	1.53%		0.98%	16.57%
	4/1/2008 - 3/31/2009 (4)	6.95	(40.11%)	74,862	1.37%	1.58%		1.68%	59.96%
	4/1/2007 - 3/31/2008 (4)	11.84	(13.16%)	124,271	1.50%	1.77%		1.09%	23.28%
	4/1/2006 - 3/31/2007 (4)	14.11	13.21%	83,788	1.74%	2.11%		0.92%	40.11%
	4/1/2005 - 3/31/2006 (4)	12.92	7.62%	62,447	1.90%	2.25%		0.79%	22.40%
	4/1/2004 - 3/31/2005 (4)	12.58	11.08%	23,017	1.90%	2.70%		0.55%	34.41%

PL Mid-Cap Growth Fund (9)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$7.66	53.82%	$48,878	1.25%	1.53%		(0.32%)	17.81%
	4/1/2008 - 3/31/2009 (4)	4.98	(40.02%)	18,873	1.34%	1.80%		(0.60%)	47.92%
	4/1/2007 - 3/31/2008 (4)	9.31	3.48%	50,189	1.45%	1.80%		(0.19%)	77.63%
	4/1/2006 - 3/31/2007 (4)	10.93	2.64%	63,462	1.68%	2.08%		(0.64%)	60.08%
	4/1/2005 - 3/31/2006 (4)	11.67	30.68%	39,980	1.85%	2.29%		(1.04%)	107.64%
	4/1/2004 - 3/31/2005 (4)	8.93	11.49%	36,882	1.85%	2.43%		(1.37%)	82.70%

PL Real Estate Fund (9)
Class A:	4/1/2009 - 9/30/2009 (4),(5)	$7.76	70.30%	$31,700	1.45%	1.80%		1.39%	21.74%
	4/1/2008 - 3/31/2009 (4)	4.60	(58.24%)	20,775	1.51%	1.89%		1.79%	42.37%
	4/1/2007 - 3/31/2008 (4)	11.25	(18.03%)	37,872	1.65%	2.03%		1.02%	34.98%
	4/1/2006 - 3/31/2007 (4)	14.94	24.19%	31,504	1.89%	2.42%		0.27%	36.83%
	4/1/2005 - 3/31/2006 (4)	12.89	40.43%	25,552	2.05%	2.76%		0.41%	9.81%
	12/31/2004 - 3/31/2005 (4)	9.39	(5.95%)	13,853	2.05%	3.57%		2.01%	0.79%

See Notes to Financial Statements	See explanation of references on C-7

PACIFIC LIFE FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Explanation of References

(1)	The total returns include reinvestment of all dividends and capital gain distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.

(2)	The ratios of net expenses after expense reductions to average daily net assets are after any adviser expense reimbursements, administrator fee reductions, and distributor fee waivers, as discussed in Note 5 to the Financial Statements. Additionally, non 12b-1 service fees for Class A shares were reduced by 0.25% effective January 1, 2007. The expense ratios for all the PL Portfolio Optimization Funds do not include expenses of the Underlying Funds (see Note 1 to Financial Statements) in which the PL Portfolio Optimization Funds invest.

(3)	The ratios are annualized for periods of less than one full year.

(4)	Per share net investment income has been calculated using the average shares method.

(5)	Unaudited.

(6)	Amount represents less than $0.005 per share or less than 0.005%.

(7)	Class B and C shares were converted to Class A shares on June 29, 2005.

(8)	Prior to October 1, 2005, the PL Small-Cap Growth Fund was named the PF AIM Aggressive Growth Fund.

(9)	Class B and C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

(10)	Prior to May 1, 2006, the PL International Value Fund was named PF Lazard International Value Fund.

(11)	Prior to July 1, 2008, the PL Mid-Cap Equity Fund was named PL Mid-Cap Value Fund.

(12)	Prior to January 1, 2006, the PL Large-Cap Growth Fund was named the PF AIM Blue Chip Fund.

(13)	Includes return of capital distribution of ($0.01).

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     Pacific Life Funds (the “Trust”) is a Delaware statutory trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company, and as of September 30, 2009, was comprised of twenty-three separate funds (each individually, a “Fund”, and collectively, the “Funds”): PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund, PL Portfolio Optimization Aggressive Fund, PL Money Market Fund, PL Small-Cap Growth Fund, PL International Value Fund, PL Large-Cap Value Fund, PL Short Duration Bond Fund, PL Floating Rate Loan Fund, PL Growth LT Fund, PL Mid-Cap Equity Fund, PL International Large-Cap Fund, PL Small-Cap Value Fund, PL Main Street® Core Fund (Main Street is a registered trademark of OppenheimerFunds, Inc.), PL Emerging Markets Fund, PL Managed Bond Fund, PL Inflation Managed Fund, PL Large-Cap Growth Fund, PL Comstock Fund, PL Mid-Cap Growth Fund and PL Real Estate Fund.
     Each Fund, with the exception of the PL Portfolio Optimization Conservative, PL Portfolio Optimization Moderate-Conservative, PL Portfolio Optimization Moderate, PL Portfolio Optimization Moderate-Aggressive, and PL Portfolio Optimization Aggressive Funds, (collectively, the “Portfolio Optimization Funds”), offers Class A shares only. Effective June 23, 2008, all Class B and C shares in the PL Small-Cap Growth, PL International Value, PL Large-Cap Value, PL Short Duration Bond, PL Growth LT, PL Mid-Cap Equity, PL International Large-Cap, PL Managed Bond, PL Inflation Managed, PL Large-Cap Growth, PL Comstock, PL Mid-Cap Growth and PL Real Estate Funds were converted to Class A shares within each Fund. The Portfolio Optimization Funds invest all of their assets in Class A shares of other funds of the Trust (collectively, the “Underlying Funds”). Presently, only the Portfolio Optimization Funds can invest in the PL Floating Rate Loan, PL Small-Cap Value, PL Main Street Core, and PL Emerging Markets Funds. Other than the PL Money Market Fund, the Underlying Funds are not available to new investors. The Portfolio Optimization Funds offer Class A, Class B, Class C and Class R shares. Each class is distinguished by its level of distribution and/or service fees and in general: (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class B shares are subject to a maximum 5.00% contingent deferred sales charge (“CDSC”); (iii) Class C shares are subject to a maximum 1.00% CDSC; and (iv) Class R shares are sold at net asset value (“NAV”) without an initial sales charge. The sales charge for Class A shares is reduced for purchases of $50,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $1 million or more, although there is a CDSC of 1% on redemptions of such Class A shares within one year of purchase. Class A shares of PL Money Market Fund are sold at NAV without an initial sales charge.
     The Portfolio Optimization Funds invest all of their assets in the Underlying Funds without payment of a front-end sales charge. No CDSC is charged to the Portfolio Optimization Funds upon the sales of shares of the Underlying Funds. An asset allocation process is used to determine each of the Portfolio Optimization Funds’ investment mixes and target allocations for each Underlying Fund. The Portfolio Optimization Funds’ asset allocations to the various Underlying Funds are periodically evaluated by Pacific Life Fund Advisors LLC, a wholly owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), the investment adviser to the Trust, and may be updated at that time. Asset allocation analysis is performed by a third-party asset allocation consultant firm retained by Pacific Life Fund Advisors LLC. The asset class allocations, Underlying Funds (including any funds organized in the future), or target allocations with respect to each Underlying Fund, may be changed from time to time, without prior approval from shareholders, as determined appropriate to pursue stated investment goals. Since the Portfolio Optimization Funds invest in the Underlying Funds, in addition to their own net operating expenses, they also indirectly bear a portion of the net operating expenses of the applicable Underlying Funds, based on the actual average holdings.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. These principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements.
     The Trust implemented Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles (“SFAS 168”), issued by Financial Accounting Standards Board (“FASB”) in June 2009. This standard identified the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements that are presented in conformity with U.S. GAAP. SFAS 168 established the FASB Accounting Standards Codification (“FASB ASC”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. GAAP. The FASB ASC did not create new accounting and reporting guidance, rather it reorganized U.S. GAAP pronouncements into approximately 90 topics within a consistent structure. All guidance contained in the FASB ASC carries an equal level of authority.
     The Trust implemented new guidance under FASB ASC Topic 815, Derivative and Hedging, issued in March 2008 (see required disclosure in Note 11).
     The Trust implemented the additional guidance under FASB ASC Topic 820, Fair Value Measurements and Disclosures, issued in April 2009 (see required disclosure in Note 10).
     The Trust implemented new guidance under FASB ASC Topic 855, Subsequent Events, issued in May 2009. The Funds’ management has evaluated subsequent events occurring subsequent to September 30, 2009 through the date the Semi-Annual Report for this Trust was issued on November 24, 2009.

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NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     A. FUND VALUATION
     The NAV per share for each class of shares for each Fund is calculated by taking the total value of a Fund’s assets (the value of the securities and other investments a Fund holds plus cash or other assets, including interest accrued but not yet received), subtracting a Fund’s liabilities (including accrued expenses, dividends payable and any borrowings of a Fund), and dividing by the total number of shares outstanding. The assets of each Portfolio Optimization Fund consist primarily of shares of the Underlying Funds, which are valued at their respective NAV’s at the time of computation.
     Each Fund’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including those days when foreign markets are closed. For purposes of calculating the NAV, the Funds use pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time, although it occasionally closes earlier. If the NYSE or other domestic exchange that normally closes at or before 4:00 p.m. Eastern time, closes later than 4:00 p.m. Eastern time, the closing prices of such domestic exchanges will be used to determine the Fund’s NAV.
     The value of each security and other investment instruments (collectively “holdings”) is based on actual market value or fair value.
     Market Value
     Pricing data is obtained from various sources approved by the Board of Trustees (the “Board”). For purposes of calculating the NAV:
     Domestic equity holdings are generally valued at the last reported sale price received shortly after the close of the NYSE and do not normally take into account trading, clearances or settlements that take place after the NYSE close.
     Foreign equity holdings are generally valued at their last reported sales price on a principal exchange.
     Foreign holdings are normally priced using data reflecting the closing of the principal markets or market participants for those holdings, which may be earlier than the NYSE. Quotations of foreign holdings in foreign currencies and those valued using foreign currency rates are converted into to U.S. dollar equivalents using a foreign exchange quotation from an approved source.
     Fixed income holdings, including domestic and foreign holdings, are generally valued using the mean between the most recent bid and ask prices provided by approved pricing and quotation services which are based on evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing methods and processes under procedures approved by the Board. If bid and ask prices are not available, holdings may be valued at bid prices or evaluated prices. Pricing data used is generally as of the NYSE close, or, if not available, data reflecting the closing of the principal markets or market participants for those holdings, which may be earlier than the NYSE.
     Money market instruments and short-term holdings maturing within 60 days are valued at amortized cost, which approximates market value.
     Over the Counter (“OTC”) holdings, including option contracts and other equity holdings, and listed holdings for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from a quotation and/or valuation reporting system, from established market makers, or from broker-dealers. OTC swap contracts are generally valued by approved pricing and quotation services which are based on evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued by other pricing methods and processes under the procedures approved by the Board.
     Fair Value
     In the event that market quotations are not readily available, (i.e., approved pricing services or dealers do not provide a valuation for a particular holding), the valuations are deemed unreliable or inaccurate, or if events that could materially affect the NAV occur after the close of the principal market for a particular holding but before each Fund values its assets, the holdings may be valued at their fair value, as determined in good faith pursuant to procedures adopted by and/or methodologies approved by the Board and in accordance with the provisions of the 1940 Act.
     As a general principle, the fair value of a holding is the amount which the Funds might reasonably expect to receive for the holding upon its current sale. In determining the fair value of holdings, the Funds may consider a variety of factors, including information that becomes known after the close of the NYSE, and the values that are determined will be deemed to be the price as of the time of close of the NYSE. Fair valuations will also be used when events significantly affecting the values of a Fund’s foreign holdings occur between the close of foreign markets and the close of regular trading on the NYSE; or when, under a Fund’s procedures, the closing price of a foreign holding is deemed unreliable. All of these events could materially affect a Fund’s NAV.
     The Trust has retained a statistical research service to assist in determining the fair value of foreign holdings as approved by the Board. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine fair values for certain foreign holdings. In light of the subjectivity and judgment involved in making fair value determinations, fair value may not be indicative of the particular amount for which the Funds could obtain upon its current sale of that holding.
     B. Securities Transactions and Investment Income
     Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) Securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated

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NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
components of distributions received from real estate investment trusts may be considered return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income is recorded on an accrual basis. Interest income includes coupon interest and amortization of premium and discount on debt securities. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short-term securities and the PL Money Market Fund, which record discounts and premiums on a straight-line basis. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Facility fees and other fees (such as origination fees) received from senior loans purchased (see Note 2G) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are deferred and amortized to income over the period of the commitment. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income on the Statements of Operations when received. Realized gains and losses from securities transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage- and asset-backed securities are recorded as interest income in the Statements of Operations.
     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to distribution and/or service fees (see Note 3). Income, other non-class specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative daily net assets.
     C. DISTRIBUTIONS TO SHAREHOLDERS
     The Funds currently declare and pay dividends on net investment income at least annually, except for the PL Money Market, PL Short Duration Bond, PL Floating Rate Loan, PL Managed Bond, PL Inflation Managed, and PL Real Estate Funds. Dividends are generally: 1) declared daily and paid monthly for the PL Money Market Fund; 2) declared and paid monthly for the PL Short Duration Bond, PL Floating Rate Loan, PL Managed Bond, and PL Inflation Managed Funds; and 3) declared and paid quarterly for the PL Real Estate Fund. Dividends may be declared more or less frequently if advantageous to the specific Fund and its shareholders. All realized capital gains are distributed at least annually for all Funds.
     Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, passive foreign investment companies, post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
     D. FOREIGN CURRENCY TRANSLATION
     Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, and variation margin received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.
     The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities and forwards in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or deprecation on foreign currencies in the Statements of Operations.
     E. EXPENSE ALLOCATION
     General expenses of the Funds are allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund are charged directly to that Fund. Class-specific fees are charged directly to the respective share class within each Fund.
     F. OFFERING COSTS
     The Funds bear all costs (or the applicable pro-rata share if there is more than one new Fund) associated with offering expenses of the Funds including legal, printing and support service expenses (see Note 3). All such costs are amortized to expense of the new Funds on a straight-line basis over twelve months from commencement of operations.
     G. INVESTMENTS AND RISKS
     General Investment Risks
     An investment in each Fund represents an indirect investment in the holdings owned by that Fund. The value of these holdings may move up or down, sometimes rapidly and unpredictably. An investment in the Funds at any point in time may be worth more or less than the original investment. Investments in the Funds may be affected by general economic and market conditions, government and political events, investor perceptions, changes in interest rates and market liquidity.

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NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The price of equity holdings changes in response to many factors, including a company’s historical and prospective earnings, the value of its assets, and many of the factors noted above.
     Fixed income (debt) holdings are affected primarily by the financial condition of the companies that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on the holdings. A fixed income (debt) holding’s issuer (including borrowers) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt holdings may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other holdings, and it may be difficult to value these instruments because of a thin secondary market.
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.
     Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of the Trust’s assets. Due to interedependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of a Fund’s holdings may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those holdings. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair a manager’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.
     Each Fund may not invest in illiquid securities and illiquid bank loans (collectively, “illiquid holdings”) if as a result of such investment, more than 15% (10% for the PL Money Market Fund) of its net assets (taken at market value at the time of such investment) would be invested in illiquid holdings. The term “illiquid holdings” for this purpose means holdings that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. The market value of illiquid holdings held by each Fund as of September 30, 2009 was less than 15% (10% for the PL Money Market Fund) of its net assets. Illiquid holdings may be difficult to value and difficult to sell, which means a Fund may not be able to sell such holding quickly for its full value.
     Senior Loan Participations and Assignments
     Certain Funds may invest in floating rate senior loans (“Senior Loans”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, cannot be predicted with accuracy, as a result, the actual maturity may be substantially less than the stated maturities. Senior loans are exempt from registration under the 1933 Act, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.
     When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.
     When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the borrower directly. When holding a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance of the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest.
     Inflation-Indexed Bonds
     Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds.

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NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statements of Operations.
     Mortgage-Related and Other Asset-Backed Securities
     Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.
     Mortgage dollar rolls, principally using To Be Announced (“TBA”) securities, involve a Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not identical securities at an agreed-upon price on a fixed date in the future. A Fund accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
     SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are included in interest income in the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received from POs are treated as reductions to the cost and par value of the securities. Any principal paydown gains or losses associated with the payments received are reported as interest income in the Statements of Operations.
     Government Sponsored Enterprise Securities
     Certain Funds may invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government sponsored entities such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Although chartered and sponsored by Congress, such entities are generally not funded by Congressional appropriations. The debt and mortgage-backed securities issued by these entities are neither guaranteed nor insured by the U.S. Government. As such, securities issued by these entities are typically supported only by the credit of the issuing entity, which depends entirely on its own resources to repay the debt, subject to the risk of default.
     However, on September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to those applicable entities and their respective assets. FHFA selected a new chief executive officer and chairman of the board of directors of Fannie Mae and Freddie Mac.
     On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (“Purchase Agreement”) with Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each entity. This agreement contains various covenants that severely limit each entity’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each entity’s senior preferred stock and warrants to purchase 79.9% of each entity’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to both Fannie Mae and Freddie Mac as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by Fannie Mae and Freddie Mac. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. Fannie Mae and Freddie Mac are continuing to operate while in conservatorship and each remains liable for each of its respective obligations, including guaranty obligations, associated with its mortgage-backed securities.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     On May 6, 2009, the U.S. Treasury and FHFA, acting on behalf of Fannie Mae and Freddie Mac in its capacity as Conservator, amended the Purchase Agreement, to among other items: (i) increase the funding available under the Purchase Agreement from $100 billion to $200 billion; (ii) increase the limit on our mortgage-related investments portfolio as of December 31, 2009 from $850 billion to $900 billion; and (iii) revise the limit on the aggregate indebtedness and the method of calculating such limit for both Fannie Mae and Freddie Mac.
     When-Issued Securities
     Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.
     Delayed-Delivery Transactions
     Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
     Short Sales
     Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.
     When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities.
     The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a Fund’s exposure to long equity positions. Leverage could magnify gains or losses and, therefore, increase a Fund’s volatility.
     Repurchase Agreements
     Certain Funds may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Fund are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s Investors Service, Inc. (“Moody’s”) or AAA, AA or A by Standard & Poor’s Corporation (“S&P”)) or, if not rated by Moody’s or S&P, are of equivalent investment quality as determined by the investment adviser or the applicable portfolio manager. Such collateral is in the possession of the Funds’ custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
     Derivative Instruments
     Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps and credit default swaps (See Note 11 for a detailed discussion on derivative instruments).
     H. NEW ACCOUNTING PRONOUNCEMENT
     On September 30, 2009, the FASB issued Accounting Standards Update 2009-12, Fair Value Measurements and Disclosures (“ASU”) to provide guidance on measuring fair value of certain alternative investments. The ASU amends of the FASB ASC Topic 820, Fair Value Measurements and Disclosures, to offer investors a practical expedient for measuring the fair value of Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU requires enhanced disclosures by major category of investment about nature and risk of each Fund’s investments within its scope that are measured at fair value on a recurring or nonrecurring basis, the nature and extent of restrictions on redeeming investments, and the amount of unfunded commitments. Management is currently evaluating the

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
impact the implementation will have on the Trust’s financial statement disclosures. The ASU is effective for fiscal years and interim periods ending after December 15, 2009.
3. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, AND DISTRIBUTION AGREEMENTS
     Pursuant to an Investment Advisory Agreement, Pacific Life Fund Advisors LLC (“PLFA”), serves as investment adviser to the Trust. PLFA also does business under the name Pacific Asset Management. Pacific Asset Management manages the PL Money Market Fund. For the other Funds, with the exception of the Portfolio Optimization Funds, PLFA has retained other portfolio management firms to sub-advise the Funds, as discussed later in this section. PLFA receives advisory fees from each Fund based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each Fund:

PL Portfolio Optimization Conservative	0.20%
PL Portfolio Optimization Moderate-Conservative	0.20%
PL Portfolio Optimization Moderate	0.20%
PL Portfolio Optimization Moderate-Aggressive	0.20%
PL Portfolio Optimization Aggressive	0.20%
PL Money Market	See (1)
PL Small-Cap Growth	0.60%
PL International Value	0.65%
PL Large-Cap Value	0.65%
PL Short Duration Bond	0.40%
PL Floating Rate Loan	0.75%
PL Growth LT	0.55%
PL Mid-Cap Equity	0.65%
PL International Large-Cap	0.85%
PL Small-Cap Value	0.75%
PL Main Street Core	0.45%
PL Emerging Markets	0.80%
PL Managed Bond	0.40%
PL Inflation Managed	0.40%
PL Large-Cap Growth (2)	0.75%
PL Comstock	0.75%
PL Mid-Cap Growth	0.70%
PL Real Estate	0.90%

(1)	An annual rate of 0.20% of the first $250 million of the average daily net assets, 0.15% of the next $250 million, and 0.10% in excess of $500 million.

(2)	Effective October 1, 2009, PLFA voluntarily agreed to waive 0.025% of its advisory fees through April 30, 2011.
     Pursuant to Fund Management Agreements, the Trust and PLFA engage other portfolio managers under PLFA’s supervision for seventeen of the twenty-three Funds. As of September 30, 2009, the following firms serve as sub-advisers for their respective Funds: Fred Alger Management, Inc. for the PL Small-Cap Growth Fund; AllianceBernstein L.P. for the PL International Value Fund; ClearBridge Advisors, LLC for the PL Large-Cap Value Fund; Goldman Sachs Asset Management, L.P. for the PL Short Duration Bond Fund; Highland Capital Management, L.P. for the PL Floating Rate Loan Fund; Janus Capital Management LLC for the PL Growth LT Fund; Lazard Asset Management LLC for the PL Mid-Cap Equity Fund; MFS Investment Management for the PL International Large-Cap Fund; NFJ Investment Group LLC for the PL Small-Cap Value Fund; OppenheimerFunds, Inc. for the PL Main Street Core and PL Emerging Markets Funds; Pacific Investment Management Company LLC for the PL Managed Bond and PL Inflation Managed Funds; UBS Global Asset Management (Americas) Inc. for the PL Large-Cap Growth Fund; and Van Kampen for the PL Comstock, PL Mid-Cap Growth and PL Real Estate Funds. PLFA, as investment adviser to the Funds, pays the related management fees to these sub-advisers as compensation for advisory services provided to the Funds.
     Pursuant to an Administration and Shareholder Services Agreement (the “Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. The Trust compensated the Administrator at an annual rate of 0.30% of average daily net assets for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Funds that are outside the scope of the administrator’s and investment adviser’s responsibilities under the respective Agreements. Under the support services agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Funds on state and Federal levels, providing legal, compliance, accounting, tax and chief compliance officer services, maintaining the Trust’s legal existence, shareholders’ meetings, and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Funds reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.
     Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of Pacific Life, serves as distributor of the Trusts’ shares. The Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisings, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trusts’ shares and makes distribution and service payments to selling groups in connection with the sale of the Trusts’ shares and subsequent servicing needs of shareholders provided by selling groups. The Distributor received distribution and service fees pursuant to class-specific distribution and service plans, each adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (together the “12b-1 Plans”) for Class B, C and R shares. The Distributor also received service fees pursuant to a Class A Service Plan (non 12b-1). Under the 12b-1 Plans, each Fund paid to the Distributor both distribution and service fees at an annual rate expressed as a percentage of average daily net assets. The distribution fee was 0.75% for Class B and C shares and 0.25% for R shares. The service fee was 0.25% for Class A, B, C, and R shares. The Class A shares did not pay a distribution fee. For the Portfolio Optimization Funds, each class of shares invests in Class A shares of the Underlying Funds, without payment of a front-end sales charge. To avoid duplication of fees, the 0.25% service fee for each class of the Portfolio Optimization Funds was waived. The fees were accrued daily.
     For the six-month period ended September 30, 2009, the Distributor, acting as underwriter, received net commissions of $3,341,686 from the sale of Class A shares and received $296,764 in CDSC from redemptions of Class B and C shares.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
4. TRUSTEE COMPENSATION
     The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing the committees.
     Each independent trustee is eligible to participate in the Trust’s Deferred Compensation Plan (the “Deferred Compensation Plan”). The Deferred Compensation Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of the Trust that are payable in accordance with the Deferred Compensation Plan. Deferral amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance of the Class A shares of the corresponding Funds without a sales load. Accordingly, the market value appreciation or depreciation of the independent trustee’s deferred compensation accounts will cause the expenses of each Fund to increase or decrease due to the market fluctuation. As of September 30, 2009, the total deferred trustee compensation liability was $119,402 for both current and retired independent trustees.
5. EXPENSE REDUCTIONS
     To help limit the Funds’ expenses, PLFA, pursuant to an expense limitation agreement, has contractually agreed to reduce its fees or otherwise reimburse each Fund for its operating expenses (including organizational expenses, but not including investment advisory fees; distribution and service (12b-1) fees; non 12b-1 service fees; dividends on securities sold short; acquired fund fees and expenses; taxes (including foreign taxes on dividends, interest or gains); interest; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund’s business) that exceed an annual expense rate based on a percentage of a Fund’s average daily net assets. The expense cap is 0.00% for the Portfolio Optimization Funds and 0.30% for the Underlying Funds through June 30, 2010. Pacific Life, as Administrator, charges the Funds at an annual rate of 0.30% of average daily net assets under the Administration and Shareholder Services Agreement (see Note 3). To the extent that the expense cap for a Fund is lower than the administration fee, pursuant to an Expense Limitation Agreement dated July 1, 2008, Pacific Life has agreed to reduce its administration fee to the level of the expense cap through June 30, 2010.
     The investment adviser expense reimbursement and administrator fee reduction for the six-month period ended September 30, 2009 for each Fund were as follows:

	Investment		Total
	Adviser	Administrator	Reimbursements
	Expense	Fee	and
Funds	Reimbursements	Reductions	Reductions

PL Portfolio Optimization Conservative	$111,652	$146,027	$257,679
PL Portfolio Optimization Moderate-Conservative	134,799	174,583	309,382
PL Portfolio Optimization Moderate	362,594	570,043	932,637
PL Portfolio Optimization Moderate-Aggressive	350,319	551,493	901,812
PL Portfolio Optimization Aggressive	166,628	234,776	401,404
PL Money Market	91,992	30,758	122,750
PL Small-Cap Growth	51,285	—	51,285
PL International Value	147,403	—	147,403
PL Large-Cap Value	88,993	—	88,993
PL Short Duration Bond	72,515	—	72,515
PL Floating Rate Loan	41,733	—	41,733
PL Growth LT	125,385	—	125,385
PL Mid-Cap Equity	87,716	—	87,716
PL International Large-Cap	136,991	—	136,991
PL Small-Cap Value	46,763	—	46,763
PL Main Street Core	176,183	—	176,183
PL Emerging Markets	152,996	—	152,996
PL Managed Bond	252,043	—	252,043
PL Inflation Managed	160,880	—	160,880
PL Large-Cap Growth	47,205	—	47,205
PL Comstock	106,571	—	106,571
PL Mid-Cap Growth	44,631	—	44,631
PL Real Estate	50,476	—	50,476

Total	$3,007,753	$1,707,680	$4,715,433

     There is no guarantee that PLFA and/or Pacific Life will continue to cap and/or reduce expenses after June 30, 2010. Any reimbursement and reduction, except for the reimbursement of $8,449 by PLFA for the insurance premium paid by the PL Money Market Fund for participating in the U.S. Treasury’s Temporary Money Market Fund Guarantee Program (see Note 14) and the administration fee reduction of $30,758 by Pacific Life, is subject to repayment to PLFA and/or Pacific Life, for a period of time as permitted under regulatory and/or accounting guidance (currently 3 years from the end of the fiscal year in which the reimbursement or reduction took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to PLFA and/or Pacific Life will have the effect of increasing such expenses of the Funds, but not above the expense cap.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The cumulative reimbursement and reduction amounts, if any, as of September 30, 2009 that are subject to repayment for each Fund are as follows:

	Expiration
Funds	2010	2011	2012	2013

PL Portfolio Optimization Conservative	$233,903	$257,268	$366,006	$257,679
PL Portfolio Optimization Moderate-Conservative	517,561	575,493	577,457	309,382
PL Portfolio Optimization Moderate	1,647,668	2,124,615	1,939,507	932,637
PL Portfolio Optimization Moderate-Aggressive	1,718,549	2,302,787	1,999,277	901,812
PL Portfolio Optimization Aggressive	739,235	1,080,933	906,385	401,404
PL Money Market	113,640	93,254	165,706	83,543
PL Small-Cap Growth	149,587	165,822	131,007	51,285
PL International Value	289,007	343,568	325,469	147,403
PL Large-Cap Value	193,610	198,498	175,460	88,993
PL Short Duration Bond	197,905	212,660	150,950	72,515
PL Floating Rate Loan	—	—	55,422	41,733
PL Growth LT	213,449	272,256	229,867	125,385
PL Mid-Cap Equity	198,479	234,458	195,175	87,716
PL International Large-Cap	339,401	357,364	296,673	136,991
PL Small-Cap Value	—	66,498	120,502	46,763
PL Main Street Core	300,236	315,029	370,309	176,183
PL Emerging Markets	411,421	455,787	347,289	152,996
PL Managed Bond	365,613	501,374	472,001	252,043
PL Inflation Managed	282,559	359,755	341,417	160,880
PL Large-Cap Growth	170,991	140,798	94,718	47,205
PL Comstock	263,118	300,315	214,389	106,571
PL Mid-Cap Growth	207,435	238,535	138,724	44,631
PL Real Estate	144,757	138,599	118,370	50,476

Total	$8,698,124	$10,735,666	$9,732,080	$4,676,226

     Due to the current regulatory and/or accounting guidance, all expense reimbursements made by the investment adviser for the period September 28, 2001 (the Pacific Life Funds’ commencement date of operations) to March 31, 2006 expired for future recoupment as of March 31, 2009. Based on the Funds’ experience, the likelihood of repayment by the Funds for the amounts presented in the table above prior to the expiration is considered remote and no liabilities for such repayments were recorded by the Funds as of September 30, 2009. The adviser expense reimbursement and administrator fee reduction is presented in the Statements of Operations.
6. TRANSACTIONS WITH AFFILIATES
     The Funds have incurred $4,532,295 of investment advisory fees (after $48,873 advisory fee waiver for the PL Money Market Fund), $1,754,530 of administration fees (after $1,707,680 administrator fee reduction), and $432,136 of expenses for support services provided by Pacific Life and PLFA (at approximate cost, see Note 3), for the six-month period ended September 30, 2009. As of September 30, 2009, $845,099, $322,647, and $447,471, respectively, remained payable.
     For the six-month period ended September 30, 2009, the Funds also incurred $3,732,097 of distribution and/or service fees (after distribution and/or service fee waivers of $1,397,428), payable to the Distributor under the 12b-1 Plans and non 12b-1 service plan. As of September 30, 2009, $140,337 remained payable.
     As of September 30, 2009, each of the Portfolio Optimization Funds (aggregate of Classes A, B, C and R) owned shares in each of the affiliated applicable Underlying Funds. A summary of transactions for the six-month period ended September 30, 2009 were as follows:

			Distributions		Net	Change in	September 30, 2009
	April 1, 2009	Purchase	Received and	Sales	Realized	Unrealized	Market	Shares
Fund/Underlying Fund	Market Value	Cost (1)	Reinvested (2)	Proceeds	Gain (Loss)	Appreciation	Value	Balance

PL Portfolio Optimization Conservative Fund
PL Money Market	$1,490,508	$627,140	$—	$2,117,648	$—	$—	$—	—
PL International Value	2,377,909	704,689	10,727	1,499,895	(765,998)	1,795,605	2,623,037	284,494
PL Large-Cap Value	1,577,726	3,682,049	8,877	454,452	(160,917)	1,102,325	5,755,608	595,203
PL Short Duration Bond	11,568,349	6,046,275	163,848	2,151,571	(25,063)	396,210	15,998,048	1,606,230
PL Floating Rate Loan	6,453,595	2,983,494	227,783	524,240	(49,381)	1,259,536	10,350,787	1,091,855
PL Growth LT	1,825,156	863,714	29,821	535,198	(217,010)	783,367	2,749,850	269,593
PL Mid-Cap Equity	2,607,989	774,367	4,332	745,062	(359,573)	1,435,112	3,717,165	488,458
PL International Large-Cap	1,656,197	1,053,903	17,692	612,913	(200,800)	918,870	2,832,949	216,256
PL Main Street Core	4,377,774	824,334	13,400	3,534,840	(872,442)	1,964,603	2,772,829	338,977
PL Managed Bond	28,559,899	9,940,150	912,094	649,373	(17,493)	3,631,448	42,376,725	3,923,771
PL Inflation Managed	15,831,891	5,593,323	493,038	2,084,608	(239,435)	893,731	20,487,940	2,061,161
PL Large-Cap Growth	—	2,151,206	—	77,460	1,061	254,630	2,329,437	344,591
PL Comstock	3,301,137	843,548	13,399	1,420,502	(469,576)	1,625,653	3,893,659	400,995

	$81,628,130	$36,088,192	$1,895,011	$16,407,762	($3,376,627)	$16,061,090	$115,888,034	11,621,584

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

			Distributions		Net	Change in	September 30, 2009
	April 1, 2009	Purchase	Received and	Sales	Realized	Unrealized	Market	Shares
Fund/Underlying Fund	Market Value	Cost (1)	Reinvested (2)	Proceeds	Gain (Loss)	Appreciation	Value	Balance

PL Portfolio Optimization Moderate-Conservative Fund
PL Small-Cap Growth	$1,023,236	$20,919	$—	$1,258,736	$(253,708)	$468,289	$—	—
PL International Value	5,718,751	411,707	30,211	4,172,108	(2,829,792)	5,092,733	4,251,502	461,117
PL Large-Cap Value	3,840,307	4,018,006	22,781	84,719	(31,071)	1,765,164	9,530,468	985,571
PL Short Duration Bond	10,394,754	4,142,486	146,472	81,577	34	330,471	14,932,640	1,499,261
PL Floating Rate Loan	5,530,145	2,970,877	195,916	51,913	(5,369)	1,023,233	9,662,889	1,019,292
PL Growth LT	3,943,745	279,758	75,234	1,215,857	(536,522)	1,660,522	4,206,880	412,439
PL Mid-Cap Equity	3,886,009	228,622	7,449	272,698	(145,081)	1,821,248	5,525,549	726,091
PL International Large-Cap	4,839,675	321,475	59,898	379,717	(126,849)	2,247,477	6,961,959	531,447
PL Small-Cap Value	940,468	107,331	2,870	51,260	(19,662)	393,922	1,373,669	181,462
PL Main Street Core	6,853,763	522,159	24,147	298,925	(110,927)	2,466,416	9,456,633	1,156,068
PL Managed Bond	25,837,362	7,202,238	785,416	200,233	381	3,170,716	36,795,880	3,407,026
PL Inflation Managed	13,955,393	4,592,493	448,550	378,823	(37,821)	648,255	19,228,047	1,934,411
PL Large-Cap Growth	1,005,606	2,696,649	—	58,229	(33,408)	577,001	4,187,619	619,470
PL Comstock	6,886,784	295,418	29,848	1,494,088	(907,604)	3,475,774	8,286,132	853,361
PL Mid-Cap Growth	2,034,810	70,333	—	279,450	(136,332)	1,182,075	2,871,436	374,861

	$96,690,808	$27,880,471	$1,828,792	$10,278,333	$(5,173,731)	$26,323,296	$137,271,303	14,161,877

			Distributions		Net	Change in	September 30, 2009
	April 1, 2009	Purchase	Received and	Sales	Realized	Unrealized	Market	Shares
Fund/Underlying Fund	Market Value	Cost (1)	Reinvested (2)	Proceeds	Gain (Loss)	Appreciation	Value	Balance

PL Portfolio Optimization Moderate Fund
PL Small-Cap Growth	$6,327,324	$167,135	$—	$3,895,242	$(1,901,408)	$3,855,195	$4,553,004	555,244
PL International Value	20,723,872	1,151,026	111,789	12,483,562	(9,603,977)	18,185,234	18,084,382	1,961,430
PL Large-Cap Value	21,074,191	14,356,012	127,364	194,086	(70,662)	8,604,899	43,897,718	4,539,578
PL Short Duration Bond	22,404,654	5,049,842	254,849	6,990,981	24,715	568,528	21,311,607	2,139,720
PL Floating Rate Loan	13,038,709	6,065,287	437,915	180,108	(25,139)	2,327,291	21,663,955	2,285,227
PL Growth LT	22,640,031	710,641	428,532	7,661,535	(3,505,662)	9,751,799	22,363,806	2,192,530
PL Mid-Cap Equity	18,394,241	946,014	35,729	359,679	(201,202)	8,184,231	26,999,334	3,547,876
PL International Large-Cap	18,580,252	795,746	230,500	637,988	(214,673)	8,352,698	27,106,535	2,069,201
PL Small-Cap Value	5,796,711	815,517	18,205	40,541	(17,582)	2,358,391	8,930,701	1,179,749
PL Main Street Core	28,216,458	1,714,758	99,890	443,809	(197,769)	9,864,045	39,253,573	4,798,725
PL Emerging Markets	10,116,269	190,258	—	2,686,780	(784,983)	7,010,337	13,845,101	1,266,706
PL Managed Bond	55,013,605	10,954,482	1,592,155	642,515	(10,452)	6,502,743	73,410,018	6,797,224
PL Inflation Managed	30,374,119	15,413,235	1,055,696	744,527	(61,698)	1,620,176	47,657,001	4,794,467
PL Large-Cap Growth	6,114,856	9,085,886	—	77,634	(44,839)	2,595,673	17,673,942	2,614,489
PL Comstock	23,790,437	2,252,661	109,176	429,053	(245,230)	10,194,598	35,672,589	3,673,799
PL Mid-Cap Growth	6,193,568	212,592	—	411,908	(158,585)	3,484,138	9,319,805	1,216,685
PL Real Estate	4,594,559	1,741,022	57,962	654,692	(587,017)	4,356,963	9,508,797	1,225,360

	$313,393,856	$71,622,114	$4,559,762	$38,534,640	$(17,606,163)	$107,816,939	$441,251,868	46,858,010

			Distributions		Net	Change in	September 30, 2009
	April 1, 2009	Purchase	Received and	Sales	Realized	Unrealized	Market	Shares
Fund/Underlying Fund	Market Value	Cost (1)	Reinvested (2)	Proceeds	Gain (Loss)	Appreciation	Value	Balance

PL Portfolio Optimization Moderate-Aggressive Fund
PL Small-Cap Growth	$9,507,107	$252,144	$—	$4,186,675	$(2,095,588)	$5,217,078	$8,694,066	1,060,252
PL International Value	31,188,322	1,621,926	166,829	15,221,699	(13,343,486)	26,720,832	31,132,724	3,376,651
PL Large-Cap Value	23,772,917	17,094,453	138,880	39,696	(4,858)	9,769,730	50,731,426	5,246,270
PL Short Duration Bond	2,756,816	4,999,333	60,194	17,997	(11)	129,769	7,928,104	795,994
PL Floating Rate Loan	2,792,420	286,762	42,054	3,430,051	(280,316)	589,131	—	—
PL Growth LT	30,522,197	1,157,697	583,792	10,788,736	(4,791,642)	13,230,787	29,914,095	2,932,754
PL Mid-Cap Equity	23,956,975	1,134,279	46,186	602,137	(462,863)	10,778,533	34,850,973	4,579,629
PL International Large-Cap	27,126,165	743,597	330,560	4,135,937	(2,057,022)	13,155,596	35,162,959	2,684,195
PL Small-Cap Value	11,554,863	985,516	34,844	3,524,445	(1,763,498)	5,634,032	12,921,312	1,706,910
PL Main Street Core	30,360,760	5,020,928	107,018	97,010	(48,732)	10,852,203	46,195,167	5,647,331
PL Emerging Markets	12,752,271	345,050	—	3,191,675	(1,250,730)	9,125,721	17,780,637	1,626,774
PL Managed Bond	23,156,379	5,725,283	637,747	3,851,713	24,725	2,662,771	28,355,192	2,625,481
PL Inflation Managed	17,529,642	13,217,511	689,509	89,539	(743)	1,079,168	32,425,548	3,262,128
PL Large-Cap Growth	5,844,767	8,591,170	—	20,029	(2,706)	2,471,679	16,884,881	2,497,763
PL Comstock	26,592,343	1,424,462	117,540	51,088	(16,866)	10,887,986	38,954,377	4,011,779
PL Mid-Cap Growth	5,987,024	10,746,277	—	85,616	(37,677)	5,752,991	22,362,999	2,919,452
PL Real Estate	10,177,254	1,124,504	103,962	3,407,383	(4,385,023)	10,903,407	14,516,721	1,870,711

	$295,578,222	$74,470,892	$3,059,115	$52,741,426	$(30,517,036)	$138,961,414	$428,811,181	46,844,074

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

			Distributions		Net	Change in	September 30, 2009
	April 1, 2009	Purchase	Received and	Sales	Realized	Unrealized	Market	Shares
Fund/Underlying Fund	Market Value	Cost (1)	Reinvested (2)	Proceeds	Gain (Loss)	Appreciation	Value	Balance

PL Portfolio Optimization Aggressive Fund
PL Small-Cap Growth	$6,420,820	$1,006,594	$—	$2,456,878	$(1,188,822)	$3,499,126	$7,280,840	887,907
PL International Value	17,388,051	1,011,838	86,829	9,778,547	(8,766,328)	16,055,393	15,997,236	1,735,058
PL Large-Cap Value	10,069,419	7,063,834	62,746	142,877	(70,530)	4,211,775	21,194,367	2,191,765
PL Growth LT	13,819,590	1,942,577	283,189	5,639,710	(2,827,535)	6,781,272	14,359,383	1,407,783
PL Mid-Cap Equity	10,105,956	756,415	19,678	617,914	(488,858)	4,826,247	14,601,524	1,918,729
PL International Large-Cap	11,699,698	3,320,104	142,618	3,088,305	(1,451,436)	6,847,931	17,470,610	1,333,634
PL Small-Cap Value	8,726,477	723,766	26,627	3,273,238	(1,539,065)	4,371,800	9,036,367	1,193,708
PL Main Street Core	15,463,313	1,232,270	55,310	907,625	(441,134)	5,687,598	21,089,732	2,578,207
PL Emerging Markets	7,971,169	1,929,335	—	5,002,212	(2,306,345)	6,671,874	9,263,821	847,559
PL Managed Bond	—	4,751,540	80,086	15,384	15	178,792	4,995,049	462,505
PL Large-Cap Growth	2,515,549	3,651,370	—	174,133	(107,191)	1,150,549	7,036,144	1,040,850
PL Comstock	12,807,819	972,054	57,410	2,324,533	(1,339,444)	6,426,901	16,600,207	1,709,599
PL Mid-Cap Growth	2,515,983	6,258,559	—	229,709	(167,305)	2,892,336	11,269,864	1,471,262
PL Real Estate	5,737,829	854,936	54,312	3,018,508	(2,882,390)	6,531,006	7,277,185	937,782

	$125,241,673	$35,475,192	$868,805	$36,669,573	$(23,576,368)	$76,132,600	$177,472,329	19,716,348

(1)	Purchase cost excludes distributions received and reinvested.

(2)	Distributions received include distributions from net investment income and from capital gains, if any, from the Underlying Funds.
7. TAX CHARACTER OF DISTRIBUTIONS AND COMPONENTS OF DISTRIBUTABLE EARNINGS
     The tax character of distributions paid during the six-month period ended September 30, 2009, were as follows:

	Distributions Paid From
	Ordinary	Long-Term	Total
Funds	Income	Capital Gains	Distributions

PL Portfolio Optimization Conservative	$564,306	$—	$564,306
PL Portfolio Optimization Moderate-Conservative	1,232,502	—	1,232,502
PL Portfolio Optimization Moderate	4,275,748	—	4,275,748
PL Portfolio Optimization Moderate-Aggressive	2,973,256	—	2,973,256
PL Portfolio Optimization Aggressive	1,107,119	—	1,107,119
PL International Value	412,673	—	412,673
PL Large-Cap Value	375,212	—	375,212
PL Short Duration Bond	628,373	—	628,373
PL Floating Rate Loan	903,667	—	903,667
PL Growth LT	1,426,742	—	1,426,742
PL Mid-Cap Equity	113,733	—	113,733
PL International Large-Cap	795,980	—	795,980
PL Small-Cap Value	82,548	—	82,548
PL Main Street Core	299,766	—	299,766
PL Managed Bond	4,139,507	—	4,139,507
PL Inflation Managed	2,788,908	—	2,788,908
PL Comstock	333,765	—	333,765
PL Real Estate	218,736	—	218,736
     The tax character of distributions paid during the year ended March 31, 2009, were as follows:

	Distributions Paid From
	Ordinary	Long-Term	Return of	Total
Funds	Income	Capital Gains	Capital	Distributions

PL Portfolio Optimization Conservative	$3,923,732	$133,752	$—	$4,057,484
PL Portfolio Optimization Moderate-Conservative	4,398,954	1,105,969	—	5,504,923
PL Portfolio Optimization Moderate	10,527,424	6,873,046	—	17,400,470
PL Portfolio Optimization Moderate-Aggressive	6,485,309	9,839,791	—	16,325,100
PL Portfolio Optimization Aggressive	13	5,735,626	—	5,735,639
PL Money Market	549,555	—	—	549,555
PL International Value	2,637,765	—	—	2,637,765
PL Large-Cap Value	963,281	78,131	—	1,041,412
PL Short Duration Bond	2,359,289	1,688,071	—	4,047,360
PL Floating Rate Loan	1,416,589	—	—	1,416,589
PL Growth LT	6	1,903,765	—	1,903,771
PL Mid-Cap Equity	887,740	—	—	887,740

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Distributions Paid From
	Ordinary	Long-Term	Return of	Total
Funds	Income	Capital Gains	Capital	Distributions

PL International Large-Cap	$406,316	$781,478	$—	$1,187,794
PL Small-Cap Value	543,357	—	—	543,357
PL Main Street Core	1,021,270	—	—	1,021,270
PL Emerging Markets	513,190	6,029,027	—	6,542,217
PL Managed Bond	15,798,381	1,061,640	—	16,860,021
PL Inflation Managed	12,137,058	—	—	12,137,058
PL Comstock	1,691,349	—	—	1,691,349
PL Mid-Cap Growth	99,273	2,922,430	—	3,021,703
PL Real Estate	587,647	—	23,684	611,331
     As of March 31, 2009, the components of distributable earnings on a tax basis were as follows:

				Net
	Accumulated	Undistributed	Undistributed	Unrealized
	Capital and	Ordinary	Long-Term	Appreciation
Funds	Other Losses	Income	Capital Gains	(Depreciation) (1)

PL Portfolio Optimization Conservative	$—	$564,288	$—	$(11,412,193)
PL Portfolio Optimization Moderate-Conservative	(1,453,044)	1,232,493	—	(27,547,046)
PL Portfolio Optimization Moderate	(4,390,644)	4,275,723	—	(138,923,650)
PL Portfolio Optimization Moderate-Aggressive	(5,546,447)	2,973,238	—	(186,068,923)
PL Portfolio Optimization Aggressive	(5,516,810)	1,107,101	—	(95,039,111)
PL Money Market	—	20,274	—	—
PL Small-Cap Growth	(11,301,981)	—	—	(5,733,933)
PL International Value	(23,652,440)	412,673	—	(53,964,982)
PL Large-Cap Value	(12,957,305)	375,210	—	(21,908,453)
PL Short Duration Bond	(1,045,853)	6,949	—	(130,236)
PL Floating Rate Loan	(2,103,313)	25,455	—	(4,645,876)
PL Growth LT	(21,190,772)	1,426,737	—	(18,808,177)
PL Mid-Cap Equity	(30,213,991)	113,723	—	(19,121,026)
PL International Large-Cap	(7,077,460)	795,979	—	(26,716,209)
PL Small-Cap Value	(5,755,378)	82,542	—	(12,116,643)
PL Main Street Core	(21,374,398)	299,758	—	(37,069,200)
PL Emerging Markets	(4,380,683)	—	—	(9,682,549)
PL Managed Bond	(269,322)	891,879	—	(10,367,365)
PL Inflation Managed	(2,829,243)	1,498,967	—	(6,993,238)
PL Large-Cap Growth	(9,923,263)	—	—	357,020
PL Comstock	(25,813,624)	333,756	—	(37,703,395)
PL Mid-Cap Growth	(706,935)	—	—	(6,579,748)
PL Real Estate	(6,804,780)	—	—	(17,454,073)

(1)	Amount includes appreciation and depreciation on investments, derivatives, and assets and liabilities in foreign currencies.
The components of the accumulated capital and other losses as of March 31, 2009, are summarized in Note 8.
8. FEDERAL INCOME TAX INFORMATION
     Each Fund intends to continue to qualify as a regulated investment company and distribute substantially all its taxable income and capital gains to its shareholders. Each Fund presented in the first table below declared and paid sufficient dividends on net investment income and capital gains distributions during the year ended March 31, 2009, to qualify as a regulated investment company and is not required to pay Federal income tax under Subchapter M of the Internal Revenue Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes (see Note 2C). In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.
     Net capital loss carryovers and post-October capital losses, if any, as of March 31, 2009, are available to offset future realized capital gains and thereby reduce future capital gains distributions. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. The net capital loss carryovers and the post-October capital and foreign currency losses deferred as of March 31, 2009, were as follows:

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

								Post-	Post-October	Accumulated
	Net Capital							October	Foreign	Capital and
	Loss	Net Capital Loss Carryover Expiring in						Capital Loss	Currency	Other
Funds	Carryover	2012 and Prior	2013	2014	2015	2016	2017	Deferral	Loss Deferral	Losses

PL Portfolio Optimization Moderate-Conservative	$(1,171,196)	$—	$—	$—	$—	$—	$(1,171,196)	$(281,848)	$—	$(1,453,044)
PL Portfolio Optimization Moderate	(3,967,837)	—	—	—	—	—	(3,967,837)	(422,807)	—	(4,390,644)
PL Portfolio Optimization Moderate-Aggressive	$(3,214,516)	$—	$—	$—	$—	$—	$(3,214,516)	$(2,331,931)	$—	$(5,546,447)
PL Portfolio Optimization Aggressive	(2,128,707)	—	—	—	—	—	(2,128,707)	(3,388,103)	—	(5,516,810)
PL Small-Cap Growth	(5,477,816)	—	—	—	—	—	(5,477,816)	(5,824,165)	—	(11,301,981)
PL International Value	(7,806,521)	—	—	—	—	—	(7,806,521)	(15,695,482)	(150,437)	(23,652,440)
PL Large-Cap Value	(5,885,797)	—	—	—	—	—	(5,885,797)	(7,068,794)	(2,714)	(12,957,305)
PL Short Duration Bond	—	—	—	—	—	—	—	(1,045,853)	—	(1,045,853)
PL Floating Rate Loan	(439,943)	—	—	—	—	—	(439,943)	(1,663,370)	—	(2,103,313)
PL Growth LT	(7,353,330)	—	—	—	—	—	(7,353,330)	(13,692,509)	(144,933)	(21,190,772)
PL Mid-Cap Equity	(15,810,724)	—	—	—	—	—	(15,810,724)	(14,403,267)	—	(30,213,991)
PL International Large-Cap	(2,153,723)	—	—	—	—	—	(2,153,723)	(4,904,806)	(18,931)	(7,077,460)
PL Small-Cap Value	(1,719,010)	—	—	—	—	(32,441)	(1,686,569)	(4,036,368)	—	(5,755,378)
PL Main Street Core	(13,408,365)	—	—	—	—	—	(13,408,365)	(7,966,033)	—	(21,374,398)
PL Emerging Markets	—	—	—	—	—	—	—	(4,374,328)	(6,355)	(4,380,683)
PL Managed Bond	—	—	—	—	—	—	—	(269,322)	—	(269,322)
PL Inflation Managed	(141,727)	—	—	—	—	—	(141,727)	(2,411,164)	(276,352)	(2,829,243)
PL Large-Cap Growth (1)	(5,564,677)	(64,425)	—	—	(1,076,170)	—	(4,424,082)	(4,358,586)	—	(9,923,263)
PL Comstock	(12,106,786)	—	—	—	—	—	(12,106,786)	(13,706,838)	—	(25,813,624)
PL Mid-Cap Growth	—	—	—	—	—	—	—	(704,555)	(2,380)	(706,935)
PL Real Estate	(2,282,346)	—	—	—	—	—	(2,282,346)	(4,522,434)	—	(6,804,780)

(1)	The availability of a certain amount of capital loss carryover which was acquired on December 31, 2003 in the merger with the PF Putnam Research Fund, may be limited in a given year. The net capital loss carryover for 2012 and prior includes $64,425 net capital loss carryover expiring in 2011.
     The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of September 30, 2009, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Net Unrealized
	Investments	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Funds	on Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)

PL Portfolio Optimization Conservative	$112,317,071	$3,923,949	$—	$3,923,949	$—	$3,923,949
PL Portfolio Optimization Moderate-Conservative	139,089,007	1,453,157	(3,164,238)	(1,711,081)	—	(1,711,081)
PL Portfolio Optimization Moderate	473,686,701	8,073,647	(40,361,206)	(32,287,559)	—	(32,287,559)
PL Portfolio Optimization Moderate-Aggressive	478,897,105	7,668,050	(57,375,340)	(49,707,290)	—	(49,707,290)
PL Portfolio Optimization Aggressive	200,703,711	5,684,200	(28,780,862)	(23,096,662)	—	(23,096,662)
PL Money Market	41,537,332	—	—	—	—	—
PL Small-Cap Growth	18,205,657	3,873,751	(306,943)	3,566,808	—	3,566,808
PL International Value	70,240,160	10,571,049	(7,596,369)	2,974,680	18,776	2,993,456
PL Large-Cap Value	126,576,321	10,971,049	(3,455,724)	7,515,325	684	7,516,009
PL Short Duration Bond	64,831,101	1,042,662	(145,722)	896,940	56,714	953,654
PL Floating Rate Loan	43,556,372	1,179,204	(888,936)	290,268	—	290,268
PL Growth LT	63,297,203	12,405,945	(756,169)	11,649,776	(78,443)	11,571,333
PL Mid-Cap Equity	77,786,633	9,817,991	(2,328,284)	7,489,707	—	7,489,707
PL International Large-Cap	86,133,929	10,486,568	(5,679,190)	4,807,378	5,562	4,812,940
PL Small-Cap Value	30,904,571	3,405,928	(2,031,214)	1,374,714	—	1,374,714
PL Main Street Core	107,015,798	11,879,640	(1,211,738)	10,667,902	—	10,667,902
PL Emerging Markets	30,439,373	10,607,204	(354,692)	10,252,512	(7,104)	10,245,408
PL Managed Bond	200,827,642	6,110,254	(8,077,695)	(1,967,441)	3,694,176	1,726,735
PL Inflation Managed	139,397,363	4,178,884	(6,701,232)	(2,522,348)	423,028	(2,099,320)
PL Large-Cap Growth	43,403,401	6,476,383	(77,434)	6,398,949	—	6,398,949
PL Comstock	106,127,169	4,471,455	(5,264,171)	(792,716)	—	(792,716)
PL Mid-Cap Growth	42,022,797	8,705,633	(1,976,060)	6,729,573	—	6,729,573
PL Real Estate	28,910,563	3,423,776	(763,042)	2,660,734	(503)	2,660,231

(1)	Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     As of and during the year ended March 31, 2009, none of the Funds had liabilities for any unrecognized tax benefits. During the year ended March 31, 2009, none of the Funds incurred any interest or penalties.
     The Funds’ tax returns remain subject to examination by Federal and State tax authorities (principal state jurisdictions include California and Delaware) for the tax years ended March 31, 2007 through March 31, 2009 for federal purposes and March 31, 2006 through March 31, 2009 for state purposes.
9. PURCHASES AND SALES OF SECURITIES
     The cost of purchases and proceeds from sales of securities (excluding short-term investments and the PL Money Market Fund since it trades exclusively in short-term debt securities) for the six-month period ended September 30, 2009, were as follows:

	U.S. Government Securities		Other Securities
Funds	Purchases	Sales	Purchases	Sales

PL Portfolio Optimization Conservative	$—	$—	$37,983,203	$16,407,762
PL Portfolio Optimization Moderate-Conservative	—	—	29,709,263	10,278,333
PL Portfolio Optimization Moderate	—	—	76,181,876	38,534,640
PL Portfolio Optimization Moderate-Aggressive	—	—	77,530,007	52,741,426
PL Portfolio Optimization Aggressive	—	—	36,343,997	36,669,573
PL Small-Cap Growth	—	—	11,680,612	22,339,162
PL International Value	—	—	14,530,657	51,374,203
PL Large-Cap Value	—	—	49,405,775	6,776,997
PL Short Duration Bond	39,310,760	38,938,123	13,361,243	42,778,821
PL Floating Rate Loan	—	—	26,180,849	17,636,601
PL Growth LT	—	—	23,382,403	44,665,948
PL Mid-Cap Equity	—	—	26,470,681	26,455,559
PL International Large-Cap	—	—	10,016,767	12,011,093
PL Small-Cap Value	—	—	5,786,515	10,979,652
PL Main Street Core	—	—	101,489,051	101,298,506
PL Emerging Markets	—	—	9,524,476	18,138,211
PL Managed Bond	411,526,510	446,497,020	48,054,209	39,143,581
PL Inflation Managed	262,182,616	271,051,230	14,389,144	14,325,502
PL Large-Cap Growth	—	—	50,486,946	24,464,098
PL Comstock	—	—	14,631,912	14,633,913
PL Mid-Cap Growth	—	—	20,615,877	5,517,715
PL Real Estate	—	—	6,036,978	8,705,921
10. FAIR VALUE MEASUREMENTS
     The Trust implemented the FASB ASC Topic 820, Fair Value Measurements and Disclosures, (“FASB ASC 820”), as of April 1, 2008. Under FASB ASC 820, the Trust is required to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•	Level 1 – Quoted prices in active markets for identical holdings

•	Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3 – Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing each Fund’s holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. Foreign holdings that are valued with the assistance of a statistical research service (as described in Note 2A) are reflected as Level 2.
     The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities in accordance with the additional guidance under the FASB ASC 820:
     Equity Securities (Common and Preferred Stock) – Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     U.S. Treasury Obligations – U.S. Treasuries are fair valued based on a pricing model that evaluates the mean between the most recently published bid and ask price. The model also takes into consideration live data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     U.S. Government Agency Issues and Mortgage-Backed Securities – U.S. Government Agency issues and mortgage-backed securities are fair valued using a pricing model based on inputs that include issuer type, coupon, and cash flows. The model acts as a benchmark or baseline starting point to evaluate all securities. The model is then adjusted for specific characteristics of each security including, weighted average maturity, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, and the next coupon reset date. To the extent that these inputs are observable and timely, the fair values of U.S. Government agency issues and mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.
     Municipal Bonds – Municipal bonds are fair valued based on a pricing model that takes into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Foreign Government Bonds and Notes – Foreign government bonds and notes are fair valued based on a discounted cash flow model that incorporates option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Corporate Bonds – Corporate bonds held by the Funds are generally comprised of two main categories consisting of investment grade bonds and high yield bonds. Investment grade bonds are fair valued using various inputs and techniques, which include broker-dealer quotations, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Asset-Backed Securities – Asset-backed securities are fair valued using a pricing model based on a security’s average life volatility. The model also takes into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type. To the extent that these inputs are observable and timely, the fair values of asset-backed securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Derivative Instruments – Listed derivatives, such as futures contracts, that are actively traded on a national securities exchange are fair valued based on quoted prices from the applicable exchange and are categorized as Level 1. The fair values of over the counter (“OTC”) derivatives including, forwards, swaps, certain option contracts, and commodities can differ based on the type of derivative instrument and the terms of the transaction. OTC derivatives are fair valued using various inputs including, quotations from various broker-dealers and counterparties, and pricing models that use certain observable inputs such as the creditworthiness of the counterparties, default probabilities, yield curves and credit curves. The pricing models utilized generally do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets. As a result, a majority of the Trust’s derivative instruments are categorized as Level 2. If the pricing inputs used are not observable and/or the market for the applicable derivative instruments is inactive, the fair values would be categorized as Level 3.
     Senior Loan Notes – Senior loan notes are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable and timely, the fair values of senior loan notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The following is a summary of the Trust’s holdings as of September 30, 2009 as categorized under the three-tier hierarchy of inputs as defined in the FASB ASC 820:

				Level 2	Level 3
		Total	Level 1	Significant	Significant
		Value at	Quoted	Observable	Unobservable
Funds		September 30, 2009	Price	Input	Input

PL Portfolio Optimization Conservative
Assets	Affiliated Mutual Funds*	$115,888,034	$115,888,034	$—	$—
	Short-Term Investment	352,986	352,986	—	—

	Total	$116,241,020	$116,241,020	$—	$—

PL Portfolio Optimization Moderate-Conservative
Assets	Affiliated Mutual Funds*	$137,271,303	$137,271,303	$—	$—
	Short-Term Investment	106,623	106,623	—	—

	Total	$137,377,926	$137,377,926	$—	$—

PL Portfolio Optimization Moderate
Assets	Affiliated Mutual Funds*	$441,251,868	$441,251,868	$—	$—
	Short-Term Investment	147,274	147,274	—	—

	Total	$441,399,142	$441,399,142	$—	$—

PL Portfolio Optimization Moderate-Aggressive
Assets	Affiliated Mutual Funds*	$428,811,181	$428,811,181	$—	$—
	Short-Term Investment	378,634	378,634	—	—

	Total	$429,189,815	$429,189,815	$—	$—

PL Portfolio Optimization Aggressive
Assets	Affiliated Mutual Funds*	$177,472,329	$177,472,329	$—	$—
	Short-Term Investment	134,720	134,720	—	—

	Total	$177,607,049	$177,607,049	$—	$—

PL Money Market
Assets	Short-Term Investments	$41,537,332	$43,977	$41,493,355	$—

PL Small-Cap Growth
Assets	Common Stocks*	$20,607,827	$20,607,827	$—	$—
	Short-Term Investment	1,164,638	1,164,638	—	—

	Total	$21,772,465	$21,772,465	$—	$—

PL International Value
Assets	Rights*	$24,707	$—	$24,707	$—
	Common Stocks*
	Australia	5,080,535	—	5,080,535	—
	Belgium	250,299	—	250,299	—
	Bermuda	176,548	—	176,548	—
	Canada	2,144,461	2,144,461	—	—
	Denmark	359,411	—	359,411	—
	Finland	837,498	—	837,498	—
	France	8,983,609	—	8,983,609	—
	Germany	8,439,774	—	8,439,774	—
	Hong Kong	430,556	—	430,556	—
	Italy	4,565,913	—	4,565,913	—
	Japan	12,416,848	—	12,416,848	—
	Luxembourg	663,715	—	663,715	—
	Netherlands	1,548,629	—	1,548,629	—
	New Zealand	732,988	—	732,988	—
	Norway	646,830	—	646,830	—
	Spain	2,585,542	—	2,585,542	—
	Sweden	1,846,420	—	1,846,420	—
	Switzerland	3,682,842	—	3,682,842	—
	United Kingdom	17,411,775	—	17,411,775	—

		72,804,193	2,144,461	70,659,732	—

	Short-Term Investment	385,940	385,940	—	—
	Investments in Other Financial Instruments**	6,421	6,421	—	—

	Total	$73,221,261	$2,536,822	$70,684,439	$—

PL Large-Cap Value
Assets	Common Stocks*
	Consumer Discretionary	$20,918,020	$18,967,541	$1,950,479	$—
	Consumer Staples	18,919,425	18,919,425	—	—
	Energy	19,221,758	19,221,758	—	—
	Financials	28,426,969	28,426,969	—	—

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

				Level 2	Level 3
		Total	Level 1	Significant	Significant
		Value at	Quoted	Observable	Unobservable
Funds		September 30, 2009	Price	Input	Input

PL Large-Cap Value (Continued)
Assets	Common Stocks* (Continued)
	Health Care	$10,610,626	$9,127,941	$1,482,685	$—
	Industrials	8,880,385	8,880,385	—	—
	Information Technology	5,239,363	5,239,363	—	—
	Materials	2,048,112	2,048,112	—	—
	Telecommunication Services	8,099,210	8,099,210	—	—
	Utilities	2,948,753	2,948,753	—	—

		125,312,621	121,879,457	3,433,164	—

	Short-Term Investment	8,779,025	8,779,025	—	—

	Total	$134,091,646	$130,658,482	$3,433,164	$—

PL Short Duration Bond
Assets	Corporate Bonds & Notes	$19,845,595	$—	$19,845,595	$—
	Mortgage-Backed Securities	20,254,465	—	20,254,465	—
	Asset-Backed Securities	2,642,972	—	2,642,972	—
	U.S. Government Agency Issues	11,252,816	—	11,252,816	—
	U.S. Treasury Obligations	3,915,039	—	3,915,039	—
	Foreign Government Bonds & Notes	608,749	—	608,749	—
	Short-Term Investment	7,208,405	7,208,405	—	—
	Investments in Other Financial Instruments**	148,747	148,747	—	—

		65,876,788	7,357,152	58,519,636	—

Liabilities	Investments in Other Financial Instruments**	(92,033)	(92,033)	—	—

	Total	$65,784,755	$7,265,119	$58,519,636	$—

PL Floating Rate Loan
Assets	Senior Loan Notes	$37,009,771	$—	$37,009,771	$—
	Short-Term Investment	6,836,869	6,836,869	—	—

	Total	$43,846,640	$6,836,869	$37,009,771	$—

PL Growth LT
Assets	Preferred Stocks*	$1,177,531	$1,177,531	$—	$—
	Common Stocks*
	Consumer Discretionary	2,879,978	1,497,079	1,382,899	—
	Consumer Staples	10,833,591	4,273,765	6,559,826	—
	Energy	6,671,153	6,671,153	—	—
	Financials	6,377,368	6,377,368	—	—
	Health Care	7,852,667	6,418,327	1,434,340	—
	Industrials	7,325,216	7,325,216	—	—
	Information Technology	20,588,874	19,843,881	744,993	—
	Materials	3,334,552	3,334,552	—	—
	Telecommunication Services	2,272,816	2,272,816	—	—
	Utilities	631,597	631,597	—	—

		68,767,812	58,645,754	10,122,058	—

	Short-Term Investment	5,001,636	5,001,636	—	—
	Investments in Other Financial Instruments**	39,714	—	39,714	—

		74,986,693	64,824,921	10,161,772	—

Liabilities	Investments in Other Financial Instruments**	(130,481)	—	(130,481)	—

	Total	$74,856,212	$64,824,921	$10,031,291	$—

PL Mid-Cap Equity
Assets	Common Stocks*	$82,052,108	$82,052,108	$—	$—
	Short-Term Investment	3,224,232	3,224,232	—	—

	Total	$85,276,340	$85,276,340	$—	$—

PL International Large-Cap
Assets	Common Stocks*
	Austria	$602,184	$—	$602,184	$—
	Bermuda	918,295	—	918,295	—
	Canada	1,832,226	1,832,226	—	—
	Czech Republic	582,061	—	582,061	—
	France	18,355,786	—	18,355,786	—
	Germany	10,915,443	—	10,915,443	—
	Hong Kong	521,748	—	521,748	—
	India	1,414,453	1,414,453	—	—

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

				Level 2	Level 3
		Total	Level 1	Significant	Significant
		Value at	Quoted	Observable	Unobservable
Funds		September 30, 2009	Price	Input	Input

PL International Large-Cap (Continued)
Assets	Common Stocks* (Continued)
	Italy	$723,359	$—	$723,359	$—
	Japan	10,435,292	—	10,435,292	—
	Mexico	977,012	977,012	—	—
	Netherlands	6,271,096	—	6,271,096	—
	Singapore	1,041,833	—	1,041,833	—
	South Africa	617,146	—	617,146	—
	South Korea	1,355,235	—	1,355,235	—
	Switzerland	14,423,150	—	14,423,150	—
	Taiwan	1,018,951	1,018,951	—	—
	United Kingdom	16,226,353	—	16,226,353	—
	United States	1,654,426	—	1,654,426	—

		89,886,049	5,242,642	84,643,407	—

	Short-Term Investment	1,055,258	1,055,258	—	—

	Total	$90,941,307	$6,297,900	$84,643,407	$—

PL Small-Cap Value
Assets	Common Stocks*	$29,890,672	$29,890,672	$—	$—
	Short-Term Investment	2,388,613	2,388,613	—	—

	Total	$32,279,285	$32,279,285	$—	$—

PL Main Street Core
Assets	Common Stocks*
	Consumer Discretionary	$11,974,522	$11,974,522	$—	$—
	Consumer Staples	12,254,060	12,254,060	—	—
	Energy	13,058,853	13,058,853	—	—
	Financials	16,034,946	16,034,935	—	11
	Health Care	15,557,292	15,557,292	—	—
	Industrials	12,972,819	12,972,819	—	—
	Information Technology	19,426,673	19,426,673	—	—
	Materials	3,745,035	3,745,035	—	—
	Telecommunication Services	1,758,898	1,758,898	—	—
	Utilities	4,297,922	4,297,922	—	—

		111,081,020	111,081,009	—	11

	Exchange-Traded Fund*	2,322,320	2,322,320	—	—
	Short-Term Investment	4,280,360	4,280,360	—	—

	Total	$117,683,700	$117,683,689	$—	$11

PL Emerging Markets
Assets	Preferred Stocks*	$3,150,158	$3,150,158	$—	$—
	Common Stocks*
	Argentina	9,960	9,960	—	—
	Bermuda	375,211	258,016	117,195	—
	Brazil	2,565,822	2,565,822	—	—
	Canada	161,833	161,833	—	—
	Cayman	1,094,949	734,647	360,302	—
	Chile	848,126	848,126	—	—
	China	488,489	—	488,489	—
	Colombia	403,554	403,554	—	—
	Denmark	465,604	—	465,604	—
	Egypt	1,281,348	102,981	1,178,367	—
	Hong Kong	4,019,368	—	4,019,368	—
	India	4,854,211	1,053,493	3,800,718	—
	Indonesia	1,133,063	—	1,133,063	—
	Kenya	10,696	—	10,696	—
	Luxembourg	748,314	502,242	246,072	—
	Mexico	2,909,364	2,909,364	—	—
	Norway	138,195	—	138,195	—
	Philippines	1,089,633	—	1,089,633	—
	Russia	2,438,252	—	2,438,252	—
	South Africa	1,860,062	—	1,860,062	—
	South Korea	1,807,952	—	1,807,952	—
	Taiwan	3,065,780	71,300	2,994,480	—

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

				Level 2	Level 3
		Total	Level 1	Significant	Significant
		Value at	Quoted	Observable	Unobservable
Funds		September 30, 2009	Price	Input	Input

PL Emerging Markets (Continued)
Assets	Common Stocks* (Continued)
	Thailand	$1,501	$1,501	$—	$—
	Turkey	2,494,186	—	2,494,186	—
	United Arab Emirates	101,792	—	101,792	—
	United Kingdom	1,744,970	—	1,744,970	—
	United States	188,148	188,148	—	—

		36,300,383	9,810,987	26,489,396

	Short-Term Investment	1,241,344	1,241,344	—	—

	Total	$40,691,885	$14,202,489	$26,489,396	$—

PL Managed Bond
Assets	Preferred Stocks*	$12,880	$12,880	$—	$—
	Convertible Preferred Stocks*	2,782,515	2,782,515	—	—
	Corporate Bonds & Notes	60,232,648	—	60,232,648	—
	Mortgage-Backed Securities	75,648,011	—	72,351,707	3,296,304
	Asset-Backed Securities	3,153,928	—	3,153,928	—
	U.S. Government Agency Issues	1,217,815	—	1,217,815	—
	U.S. Treasury Obligations	48,064,587	—	48,064,587	—
	Foreign Government Bonds & Notes	1,711,132	—	1,711,132	—
	Municipal Bonds	4,657,522	—	4,657,522	—
	Short-Term Investments	1,379,163	1,290,226	88,937	—
	Investments in Other Financial Instruments**	4,678,289	297,372	4,380,917	—

		203,538,490	4,382,993	195,859,193	3,296,304

Liabilities	Securities sold short	(6,056,532)	—	(6,056,532)	—
	Investments in Other Financial Instruments**	(952,384)	(23,906)	(928,478)	—

	Total	$196,529,574	$4,359,087	$188,874,183	$3,296,304

PL Inflation Managed
Assets	Convertible Preferred Stocks*	$89,300	$89,300	$—	$—
	Corporate Bonds & Notes	12,675,261	—	12,675,261	—
	Mortgage-Backed Securities	3,027,912	—	3,027,912	—
	Asset-Backed Securities	4,088,689	—	4,088,689	—
	U.S. Government Agency Issue	1,739,285	—	1,739,285	—
	U.S. Treasury Obligations	112,439,306	—	112,439,306	—
	Municipal Bonds	151,381	—	151,381	—
	Short-Term Investments	2,663,881	1,486,920	1,176,961	—
	Investments in Other Financial Instruments**	612,173	273,906	199,254	139,013

		137,487,188	1,850,126	135,498,049	139,013

Liabilities	Securities sold short	(738,078)	—	(738,078)	—
	Investments in Other Financial Instruments**	(351,214)	—	(346,484)	(4,730)

	Total	$136,397,896	$1,850,126	$134,413,487	$134,283

PL Large-Cap Growth
Assets	Common Stocks*	$48,391,727	$48,391,727	$—	$—
	Exchange-Traded Fund*	1,014,189	1,014,189	—	—
	Short-Term Investment	396,434	396,434	—	—

	Total	$49,802,350	$49,802,350	$—	$—

PL Comstock
Assets	Common Stocks*	$101,375,847	$101,375,847	$—	$—
	Short-Term Investments	3,958,606	58,606	3,900,000	—

	Total	$105,334,453	$101,434,453	$3,900,000	$—

PL Mid-Cap Growth
Assets	Convertible Preferred Stocks*	$132,336	$—	$—	$132,336
	Common Stocks*
	Consumer Discretionary	14,257,985	12,542,392	1,715,593	—
	Energy	3,687,658	3,687,658	—	—
	Financials	3,916,207	3,916,207	—	—
	Health Care	5,196,471	5,196,471	—	—
	Industrials	4,549,551	4,549,551	—	—
	Information Technology	10,946,570	8,593,966	2,352,604	—
	Materials	3,356,845	3,356,845	—	—
	Telecommunication Services	871,634	871,634	—	—

		46,782,921	42,714,724	4,068,197	—

	Short-Term Investment	1,837,113	1,837,113	—	—

	Total	$48,752,370	$44,551,837	$4,068,197	$132,336

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

				Level 2	Level 3
		Total	Level 1	Significant	Significant
		Value at	Quoted	Observable	Unobservable
	Funds	September 30, 2009	Price	Input	Input

PL Real Estate
Assets	Common Stocks*	$30,995,518	$30,995,518	$—	$—
	Short-Term Investment	575,779	575,779	—	—

	Total	$31,571,297	$31,571,297	$—	$—

     The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining value for the six-month period ended September 30, 2009. The value of holdings transferred in and/or out of Level 3 are determined on the basis of specific identification date method. Total realized and unrealized gains (losses) of Level 3 holdings are included in net realized and unrealized gains (losses) in the Trust’s Statements of Operations. Funds not listed held no Level 3 holdings at the beginning or end of the period.

									Change in Net
									Unrealized
									Appreciation
						Total Change			(Depreciation)
						in Net	Transfers		on Level 3
	Value,		Net	Accrued	Total Net	Unrealized	In and/		Holdings Held at
	Beginning		Purchases	Discounts	Realized Gains	Appreciation	or Out of	Value,	the End of Period
Funds	of Period		(Sales)	(Premiums)	(Losses)	(Depreciation)	Level 3	End of Period	if Applicable

PL Main Street Core
Common Stocks*
Financials	$8		$—	$—	$—	$3	$—	$11	$3

PL Managed Bond
Mortgage-Backed Securities	$—		$(20,598)	$—	$106	$164,800	$3,151,996	$3,296,304	$164,800
Other Financial Instruments **	1,003,023	(1)	(1,002,725)	—	1,002,577	(1,002,875)	—	—	—

	$1,003,023		$(1,023,323)	$—	$1,002,683	$(838,075)	$3,151,996	$3,296,304	$164,800

PL Inflation Managed
Other Financial Instruments **	$246,309	(1)	$(168,455)	$—	$174,310	$(117,881)	$—	$134,283	$36,873

PL Mid-Cap Growth
Convertible Preferred Stocks*	$132,336		$—	$—	$—	$—	$—	$132,336	$—

*	For Funds that have all of their equity securities categorized in a single level, refer to their respective schedule of investments for further industry breakout.

**	Investments in other financial instruments include open futures contracts, swap contracts, written options, and forward foreign currency contracts, if any.

(1)	Value, Beginning of Period has been reclassified to conform with current year presentation. This change had no impact on Change in Net Unrealized Appreciation (Depreciation) on Level 3 Holdings Held at the End of Period, if Applicable.
11. DERIVATIVE INVESTMENT HOLDINGS CATEGORIZED BY RISK EXPOSURE
     Effective April 1, 2009 the Trust implemented new guidance under FASB ASC Topic 815, Derivatives and Hedging, (“FASB ASC 815”). The new guidance requires all companies to enhance disclosures about the Funds’ derivative and hedging activities in its financial statements to enable financial statement users to understand how and why the entity uses derivative investments to manage risks, how derivative investments are accounted for, and how derivative investments affect the entity’s financial position, results of operations, and cash flows.
     Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.
     Market Risks Managed By Investing In Derivatives
     Interest rate risk – A Fund may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.
     Foreign investments and currency risk - A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and currencies.
     Price volatility risk – Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
     Credit risk - Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in fixed income (debt) holdings may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality. In addition, certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty and entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.
     A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.
     Credit Related Contingent Features
     Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over the counter derivative and foreign exchange contracts, entered into by the Funds and those counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. For example, many ISDA Master Agreements include credit related contingent features, which may be established between a Fund and its derivatives counterparty to reduce the risk that a counterparty will not fulfill its payment obligations to a Fund. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow a Fund to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the derivatives counterparty. Any election made by a counterparty to early terminate a transaction could be material to the Fund’s financial statements. To reduce credit risk associated with ISDA transactions, a Fund may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.
     Futures Contracts
     In the normal course of pursuing their investment objectives, certain Funds are subject to price volatility, interest rate, currency, credit and other risks relating to a Fund’s investments. Certain Funds may enter into futures contracts to manage these risks, and may also use futures for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging, or to otherwise help achieve a Fund’s investment goal. Futures contracts are also subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures present minimal counterparty credit risk since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For open futures contracts see the Schedule of Investments, which is also indicative of activity for the six months ended September 30, 2009.
     Options Contracts
     In the normal course of pursuing their investment objectives, certain Funds are subject to price volatility risk, interest rate risk, and foreign investments and currency risk. Certain Funds may enter into options contracts to manage these risks, and may also write and/or purchase call and put options on securities, futures, interest rate swaps, or currencies for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or to otherwise help achieve a Fund’s investment goal. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying the written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid. For open options contracts see the Schedule of Investments, which is also indicative of activity for the six months ended September 30, 2009.
     Forward Foreign Currency Contracts
     In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk, the risk that counterparties are unable to meet the terms of the contracts or that the value of the foreign currencies change unfavorably versus the U.S. dollar. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purpose of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or to otherwise help achieve a Fund’s investment goals. Forward foreign currency contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable translation rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty. For open forward foreign currency contracts see the Schedule of Investments, which is also indicative of activity for the six months ended September 30, 2009.
     Swaps
     Swaps involve commitments to exchange components of income (generally interest or returns) pegged to specified underlying assets based on a notional principal amount. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
     Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Unrealized appreciation is recorded as an asset and unrealized depreciation is recorded as a liability on the Statements of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are included in the calculation of realized gain or loss in the Statements of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain or loss in the Statements of Operations.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     Interest Rate Swaps
     In the normal course of pursuing their investment objectives, certain Funds may invest in interest rate swaps to manage interest rate risk or for purposes of hedging, duration management, as a substitute for securities, to increase returns, or to otherwise help achieve a Fund’s investment goals. Because certain Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain Funds may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets. A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty. For open interest rate swaps see the Schedule of Investments, which is also indicative of activity for the six months ended September 30, 2009.
     Credit Default Swaps
     In the normal course of pursuing their investment objectives, certain Funds may invest in credit default swaps to manage credit risk or for purposes of hedging, duration management, as a substitute for securities, to increase returns, or to otherwise help achieve a Fund’s investment goals. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
     If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
     Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
     Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
     Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect.
     Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
     A Fund may use pairs trades of credit default swaps. Pairs trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pairs trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.
     A Fund may also use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.
     A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
     The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to the Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2009 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. For open credit default swaps see the Schedule of Investments, which is also indicative of activity for the six months ended September 30, 2009.
     Total Return Swaps
     In the normal course of pursuing their investment objectives, certain Funds may invest in total return swaps. A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.
     The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2009:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivative Investments	Liability Derivative Investments

Interest rate contracts	Investments, at value	Outstanding options written, at value
	Receivable: Swap agreements	Payable: Swap agreements
	Receivable: Variation margin	Payable: Variation margin
	Swap appreciation	Swap depreciation

Foreign exchange contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation

Credit contracts	Receivable: Swap agreements	Payable: Swap agreements
Other contracts	Swap appreciation	Swap depreciation

Equity contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin

     Because the Trust values its derivatives at fair value and recognizes changes in fair value through the Statements of Operations, it does not qualify for hedge accounting under FASB ASC 815. Accordingly, even though a Fund’s investments in derivatives may represent economic hedges as part of its investment objectives, they are considered to be non-hedge transactions for purposes of FASB ASC 815. The following is a summary of each Fund’s derivative investments not accounted for as hedging investments under FASB ASC 815, categorized by primary risk exposure as of September 30, 2009:

	Asset Derivative Investments Value
			Interest		Foreign
	Total Value at	Equity	Rate	Credit	Exchange	Other
Funds	September 30, 2009	Contracts	Contracts	Contracts	Contracts	Contracts

PL International Value	$6,421	$6,421 *	$—	$—	$—	$—
PL Short Duration Bond	148,747	—	148,747 *	—	—	—
PL Growth LT	39,714	—	—	—	39,714	—
PL Managed Bond	4,851,576	—	4,286,462 *	247,059	318,055	—
PL Inflation Managed	655,185	—	588,106 *	53,414	13,665	—

Total	$5,701,643	$6,421	$5,023,315	$300,473	$371,434	$—

	Liability Derivative Investments Value
			Interest		Foreign
	Total Value at	Equity	Rate	Credit	Exchange	Other
Funds	September 30, 2009	Contracts	Contracts	Contracts	Contracts	Contracts

PL Short Duration Bond	$(92,033)	$—	$(92,033)*	$—	$—	$—
PL Growth LT	(130,481)	—	—	—	(130,481)	—
PL Managed Bond	(1,125,671)	—	(779,039)*	(191,917)	(154,715)	—
PL Inflation Managed	(394,226)	—	(109,220)	(252,794)	(32,212)	—

Total	$(1,742,411)	$—	$(980,292)	$(444,711)	$(317,408)	$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.
     The following is a summary of the location of derivative investments on the Funds’ Statements of Operations as of September 30, 2009:

Derivative Investments Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Interest rate contracts	Net realized gain (loss) on investment security and forward transactions
Equity contracts	Net realized gain (loss) on futures contracts and swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on investment securities and forwards
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Change in net unrealized appreciation (depreciation) on written options

Foreign exchange contracts	Net realized gain (loss) on investment security and forward transactions
Net realized gain (loss) on futures contracts and swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on foreign currency transactions
Change in net unrealized appreciation (depreciation) on investment securities and forwards
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on foreign currencies

Credit contracts	Net realized gain (loss) on futures contracts and swap transactions
Other contracts	Change in net unrealized appreciation (depreciation) on futures contracts and swaps

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The following is a summary of each Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six-month period ended September 30, 2009:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
			Interest		Foreign
		Equity	Rate	Credit	Exchange	Other
Funds	Total	Contracts	Contracts	Contracts	Contracts	Contracts

PL International Value	$(398,793)	$196,899	$—	$—	$(595,692)	$—
PL Short Duration Bond	107,723	—	107,723	—	—	—
PL Growth LT	(537,729)	1,073	—	—	(538,802)	—
PL Managed Bond	4,454,850	—	4,523,359	87,800	(156,309)	—
PL Inflation Managed	(142,576)	—	564,886	(333,671)	(373,791)	—

Total	$3,483,475	$197,972	$5,195,968	$(245,871)	$(1,664,594)	$—

	Change in Unrealized Appreciation (Depreciation) on
	Derivative Investments Recognized in the Statements of Operations
			Interest		Foreign
		Equity	Rate	Credit	Exchange	Other
Funds	Total	Contracts	Contracts	Contracts	Contracts	Contracts

PL International Value	$100,693	$(4,646)	$—	$—	$105,339	$—
PL Short Duration Bond	16,519	—	16,519	—	—	—
PL Growth LT	58,176	—	—	—	58,176	—
PL Managed Bond	(2,490,812)	—	(3,572,258)	715,745	365,701	—
PL Inflation Managed	1,104,208	—	171,693	605,417	327,098	—

Total	$(1,211,216)	$(4,646)	$(3,384,046)	$1,321,162	$856,314	$—

12. SHARES OF BENEFICIAL INTEREST
     Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Changes in shares of beneficial interest of each Fund were as follows:

	PL Portfolio Optimization		PL Portfolio Optimization		PL Portfolio Optimization		PL Portfolio Optimization
	Conservative Fund		Moderate-Conservative Fund		Moderate Fund		Moderate-Aggressive Fund
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2009	3/31/2009	9/30/2009	3/31/2009	9/30/2009	3/31/2009	9/30/2009	3/31/2009

Class A
Shares sold	2,018,781	2,956,336	1,632,342	2,130,505	3,926,164	5,467,124	3,007,752	5,206,917
Dividends and distribution reinvested	25,789	179,587	54,729	247,855	206,482	842,154	159,692	780,751
Shares repurchased	(1,013,819)	(1,696,454)	(657,011)	(2,251,664)	(2,151,949)	(5,820,224)	(1,556,652)	(5,568,491)

Net increase	1,030,751	1,439,469	1,030,060	126,696	1,980,697	489,054	1,610,792	419,177
Beginning shares outstanding	3,714,100	2,274,631	4,724,271	4,597,575	17,232,090	16,743,036	17,642,149	17,222,972

Ending shares outstanding	4,744,851	3,714,100	5,754,331	4,724,271	19,212,787	17,232,090	19,252,941	17,642,149

Class B
Shares sold	275,662	714,350	301,071	509,964	702,081	1,312,742	579,042	1,289,865
Dividends and distribution reinvested	4,477	41,713	14,588	69,813	55,135	211,875	45,519	218,841
Shares repurchased	(114,268)	(275,210)	(156,870)	(526,525)	(367,654)	(1,304,938)	(421,579)	(1,288,485)

Net increase	165,871	480,853	158,789	53,252	389,562	219,679	202,982	220,221
Beginning shares outstanding	947,316	466,463	1,438,612	1,385,360	5,148,493	4,928,814	6,049,066	5,828,845

Ending shares outstanding	1,113,187	947,316	1,597,401	1,438,612	5,538,055	5,148,493	6,252,048	6,049,066

Class C
Shares sold	1,900,382	3,275,571	1,176,121	2,281,299	2,987,062	5,115,416	2,129,450	4,470,139
Dividends and distribution reinvested	22,337	191,300	48,020	234,491	163,852	663,823	119,488	602,849
Shares repurchased	(1,098,836)	(1,633,608)	(610,869)	(2,045,402)	(1,805,571)	(5,949,843)	(1,575,044)	(4,527,360)

Net increase (decrease)	823,883	1,833,263	613,272	470,388	1,345,343	(170,604)	673,894	545,628
Beginning shares outstanding	4,296,832	2,463,569	4,896,743	4,426,355	15,622,953	15,793,557	16,371,437	15,825,809

Ending shares outstanding	5,120,715	4,296,832	5,510,015	4,896,743	16,968,296	15,622,953	17,045,331	16,371,437

Class R
Shares sold	215,327	287,632	298,141	446,824	696,027	1,150,700	608,732	511,373
Dividends and distribution reinvested	2,995	15,951	8,349	21,818	22,872	52,854	9,714	19,890
Shares repurchased	(40,607)	(95,180)	(71,294)	(151,527)	(188,183)	(324,413)	(117,307)	(71,380)

Net increase	177,715	208,403	235,196	317,115	530,716	879,141	501,139	459,883
Beginning shares outstanding	363,056	154,653	594,101	276,986	1,554,640	675,499	726,847	266,964

Ending shares outstanding	540,771	363,056	829,297	594,101	2,085,356	1,554,640	1,227,986	726,847

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PL Portfolio Optimization		PL Money		PL Small-Cap		PL International
	Aggressive Fund		Market Fund		Growth Fund (1)		Value Fund (1)
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2009	3/31/2009	9/30/2009	3/31/2009	9/30/2009	3/31/2009	9/30/2009	3/31/2009

Class A
Shares sold	1,656,454	2,935,895	26,382,270	95,268,593	212,135	733,225	686,092	3,626,631
Dividends and distribution reinvested	97,930	230,475	—	507,236	—	—	53,934	335,641
Shares repurchased	(1,581,915)	(2,494,595)	(40,400,824)	(82,989,302)	(1,672,704)	(789,525)	(5,545,241)	(929,360)
Converted from Class B and C shares	—	—	—	—	—	64,795	—	104,545

Net increase (decrease)	172,469	671,775	(14,018,554)	12,786,527	(1,460,569)	8,495	(4,805,215)	3,137,457
Beginning shares outstanding	8,665,072	7,993,297	55,424,733	42,638,206	4,092,176	4,083,681	12,810,606	9,673,149

Ending shares outstanding	8,837,541	8,665,072	41,406,179	55,424,733	2,631,607	4,092,176	8,005,391	12,810,606

Class B
Shares sold	222,815	538,821				103		979
Dividends and distribution reinvested	8,236	72,540				—		—
Shares repurchased	(228,767)	(448,088)				(889)		(1,725)
Converted to Class A shares	—	—				(40,580)		(41,781)

Net increase (decrease)	2,284	163,273				(41,366)		(42,527)
Beginning shares outstanding	2,683,913	2,520,640				41,366		42,527

Ending shares outstanding	2,686,197	2,683,913				—		—

Class C
Shares sold	1,028,120	2,202,758				54		145
Dividends and distribution reinvested	18,124	179,396				—		—
Shares repurchased	(1,155,930)	(2,217,009)				(6,381)		(10,054)
Converted to Class A shares	—	—				(27,088)		(65,319)

Net increase (decrease)	(109,686)	165,145				(33,415)		(75,228)
Beginning shares outstanding	6,491,418	6,326,273				33,415		75,228

Ending shares outstanding	6,381,732	6,491,418				—		—

Class R
Shares sold	247,060	254,938
Dividends and distribution reinvested	4,954	4,130
Shares repurchased	(43,659)	(55,583)

Net increase	208,355	203,485
Beginning shares outstanding	306,266	102,781

Ending shares outstanding	514,621	306,266

	PL Large-Cap		PL Short Duration		PL Floating Rate		PL Growth
	Value Fund (1)		Bond Fund (1)		Loan Fund (2)		LT Fund (1)
	Period ended	Year ended	Period ended	Year ended	Period ended	Period ended	Period ended	Year ended
	9/30/2009	3/31/2009	9/30/2009	3/31/2009	9/30/2009	3/31/2009	9/30/2009	3/31/2009

Class A
Shares sold	5,414,217	2,978,769	2,051,517	969,287	1,358,360	3,928,223	539,184	3,666,221
Dividends and distribution reinvested	44,321	122,830	63,713	410,568	99,699	168,607	161,723	154,494
Shares repurchased	(127,940)	(597,981)	(936,808)	(4,684,155)	(462,035)	(696,479)	(2,883,240)	(413,180)
Converted from Class B and C shares	—	114,264	—	6,864	—	—	—	56,444

Net increase (decrease)	5,330,598	2,617,882	1,178,422	(3,297,436)	996,024	3,400,351	(2,182,333)	3,463,979
Beginning shares outstanding	8,562,638	5,944,756	4,889,196	8,186,632	3,400,351	—	9,576,941	6,112,962

Ending shares outstanding	13,893,236	8,562,638	6,067,618	4,889,196	4,396,375	3,400,351	7,394,608	9,576,941

Class B
Shares sold		76		—				74
Dividends and distribution reinvested		—		17				—
Shares repurchased		(6,307)		—				(296)
Converted to Class A shares		(43,188)		(3,936)				(32,171)

Net decrease		(49,419)		(3,919)				(32,393)
Beginning shares outstanding		49,419		3,919				32,393

Ending shares outstanding		—		—				—

(1)	Class B and Class C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

(2)	Operations commenced on June 30, 2008.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PL Large-Cap		PL Short Duration		PL Floating Rate		PL Growth
	Value Fund (1)		Bond Fund (1)		Loan Fund (2)		LT Fund (1)
	Period ended	Year ended	Period ended	Year ended	Period ended	Period ended	Period ended	Year ended
	9/30/2009	3/31/2009	9/30/2009	3/31/2009	9/30/2009	3/31/2009	9/30/2009	3/31/2009

Class C
Shares sold		412		199				155
Dividends and distribution reinvested		—		15				—
Shares repurchased		(16,754)		(1,649)				(2,549)
Converted to Class A shares		(73,662)		(2,932)				(26,175)

Net decrease		(90,004)		(4,367)				(28,569)
Beginning shares outstanding		90,004		4,367				28,569

Ending shares outstanding		—		—				—

	PL Mid-Cap		PL International		PL Small-Cap		PL Main Street
	Equity Fund (1), (3)		Large-Cap Fund (1)		Value Fund		Core Fund
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2009	3/31/2009	9/30/2009	3/31/2009	9/30/2009	3/31/2009	9/30/2009	3/31/2009

Class A
Shares sold	587,221	2,317,738	584,840	1,329,243	410,510	3,021,440	1,248,478	2,854,315
Dividends and distribution reinvested	17,688	142,979	73,290	88,594	12,818	87,024	41,576	146,772
Shares repurchased	(406,457)	(941,323)	(801,672)	(564,633)	(1,082,905)	(360,058)	(726,896)	(345,795)
Converted from Class B and C shares	—	22,991	—	73,362	—	—	—	—

Net increase (decrease)	198,452	1,542,385	(143,542)	926,566	(659,577)	2,748,406	563,158	2,655,292
Beginning shares outstanding	11,097,753	9,555,368	7,104,006	6,177,440	4,921,406	2,173,000	13,956,149	11,300,857

Ending shares outstanding	11,296,205	11,097,753	6,960,464	7,104,006	4,261,829	4,921,406	14,519,307	13,956,149

Class B
Shares sold		127		1,100
Dividends and distribution reinvested		—		—
Shares repurchased		(3)		(38)
Converted to Class A shares		(6,709)		(41,192)

Net decrease		(6,585)		(40,130)
Beginning shares outstanding		6,585		40,130

Ending shares outstanding		—		—

Class C
Shares sold		7		362
Dividends and distribution reinvested		—		—
Shares repurchased		(1,264)		(5,143)
Converted to Class A shares		(16,768)		(34,177)

Net decrease		(18,025)		(38,958)
Beginning shares outstanding		18,025		38,958

Ending shares outstanding		—		—

	PL Emerging		PL Managed		PL Inflation		PL Large-Cap
	Markets Fund		Bond Fund (1)		Managed Fund (1)		Growth Fund (1)
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2009	3/31/2009	9/30/2009	3/31/2009	9/30/2009	3/31/2009	9/30/2009	3/31/2009

Class A
Shares sold	267,934	839,755	3,685,587	2,711,679	4,025,690	1,160,750	4,342,504	478,562
Dividends and distribution reinvested	—	729,647	389,590	1,712,608	285,769	1,208,287	—	—
Shares repurchased	(1,242,447)	(360,976)	(528,706)	(6,865,813)	(359,232)	(5,191,750)	(79,160)	(384,057)
Converted from Class B and C shares	—	—	—	249,828	—	258,126	—	99,602

Net increase (decrease)	(974,513)	1,208,426	3,546,471	(2,191,698)	3,952,227	(2,564,587)	4,263,344	194,107
Beginning shares outstanding	4,715,552	3,507,126	14,194,208	16,385,906	8,477,918	11,042,505	3,033,678	2,839,571

Ending shares outstanding	3,741,039	4,715,552	17,740,679	14,194,208	12,430,145	8,477,918	7,297,022	3,033,678

(1)	Class B and Class C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

(2)	Operations commenced on June 30, 2008.

(3)	Formerly named Mid-Cap Value Fund.

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PL Emerging		PL Managed		PL Inflation		PL Large-Cap
	Markets Fund		Bond Fund (1)		Managed Fund (1)		Growth Fund (1)
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2009	3/31/2009	9/30/2009	3/31/2009	9/30/2009	3/31/2009	9/30/2009	3/31/2009

Class B
Shares sold				983		24		177
Dividends and distribution reinvested				326		150		—
Shares repurchased				(809)		(11,675)		(949)
Converted to Class A shares				(79,742)		(67,109)		(42,959)

Net decrease				(79,242)		(78,610)		(43,731)
Beginning shares outstanding				79,242		78,610		43,731

Ending shares outstanding				—		—		—

Class C
Shares sold				211		97		135
Dividends and distribution reinvested				760		400		—
Shares repurchased				(30,109)		(7,459)		(9,953)
Converted to Class A shares				(170,523)		(192,804)		(60,722)

Net decrease				(199,661)		(199,766)		(70,540)
Beginning shares outstanding				199,661		199,766		70,540

Ending shares outstanding				—		—		—

	PL Comstock		PL Mid-Cap		PL Real Estate
	Fund (1)		Growth Fund (1)		Fund (1)
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	9/30/2009	3/31/2009	9/30/2009	3/31/2009	9/30/2009	3/31/2009

Class A
Shares sold	711,319	2,391,446	2,795,045	658,172	670,487	1,621,236
Dividends and distribution reinvested	40,895	208,713	—	465,751	33,388	96,968
Shares repurchased	(680,992)	(2,416,252)	(208,123)	(2,919,074)	(1,137,142)	(593,678)
Converted from Class B and C shares	—	93,595	—	196,520	—	27,603

Net increase (decrease)	71,222	277,502	2,586,922	(1,598,631)	(433,267)	1,152,129
Beginning shares outstanding	10,774,936	10,497,434	3,793,181	5,391,812	4,519,366	3,367,237

Ending shares outstanding	10,846,158	10,774,936	6,380,103	3,793,181	4,086,099	4,519,366

Class B
Shares sold		110		588		110
Dividends and distribution reinvested		—		—		—
Shares repurchased		(2,548)		(4,082)		(40)
Converted to Class A shares		(42,186)		(109,815)		(8,683)

Net decrease		(44,624)		(113,309)		(8,613)
Beginning shares outstanding		44,624		113,309		8,613

Ending shares outstanding		—		—		—

Class C
Shares sold		477		704		192
Dividends and distribution reinvested		—		1		—
Shares repurchased		(11,256)		(20,134)		(577)
Converted to Class A shares		(53,116)		(95,571)		(19,183)

Net decrease		(63,895)		(115,000)		(19,568)
Beginning shares outstanding		63,895		115,000		19,568

Ending shares outstanding		—		—		—

(1)	Class B and Class C shares were converted to Class A shares on June 23, 2008 (see Note 1 to Financial Statements).

PACIFIC LIFE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
13. INDEMNIFICATIONS
     Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
14. U.S. TREASURY’S TEMPORARY MONEY MARKET FUND GUARANTEE PROGRAM
     The PL Money Market Fund participated in the voluntary, temporary money market guarantee program (the “Program”) offered by the U.S. Department of the Treasury (the “Treasury”). The Program which had an initial three-month term beginning September 19, 2008 was extended through April 30, 2009, and was extended a second time through September 18, 2009. The Program expired on September 18, 2009. The Fund did not need to utilize the coverage available under the Program.
     Participation in each term of the Program required a payment to the Treasury ranging from 0.01% to 0.015% of the net asset value of the PL Money Market Fund as of September 19, 2008. While this would normally be an expense borne by the PL Money Market Fund, PLFA, as investment adviser to the Funds, reimbursed the PL Money Market Fund for the expenses of participating in the Program.
     The Program’s guarantee applied to shareholders of the PL Money Market Fund as of the close of business on September 19, 2008 (“Eligible Shareholders”). The Program covered the lesser of the number of shares owned by an Eligible Shareholder (i) on September 19, 2008 or (ii) on the date the PL Money Market Fund’s market-based net asset value per share falls below $0.995. Investors who became shareholders after September 19, 2008 were not covered under the Program.

PACIFIC LIFE FUNDS
DISCLOSURE OF FUND EXPENSES
(Unaudited)
     We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transactions costs such as initial sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, which include advisory fees, administration fees, distribution and/or service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2009 to September 30, 2009.
ACTUAL EXPENSES
     The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable adviser expense reimbursement, administrator fee reductions, advisory fee, and distribution and/or service fee waivers. The “Ending Account Value at 09/30/09” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/09-09/30/09” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2009 to September 30, 2009.
     You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/09-09/30/09.”
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable adviser expense reimbursement, administrator fee reductions, and distributor fee waivers. It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.
     You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as initial sales charges (loads) or contingent deferred sales charges. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period (1)
	Value at	Value at	Expense	04/01/09 -
	04/01/09	09/30/09	Ratio	09/30/09

PL Portfolio Optimization Conservative Fund (2)

Actual Fund Return
Class A	$1,000.00	$1,161.40	0.20%	$1.08
Class B	1,000.00	1,158.60	0.95%	5.14
Class C	1,000.00	1,160.10	0.95%	5.14
Class R	1,000.00	1,160.40	0.45%	2.44

Hypothetical
Class A	$1,000.00	$1,024.07	0.20%	$1.01
Class B	1,000.00	1,020.31	0.95%	4.81
Class C	1,000.00	1,020.31	0.95%	4.81
Class R	1,000.00	1,022.81	0.45%	2.28

PL Portfolio Optimization Moderate-Conservative Fund (2)

Actual Fund Return
Class A	$1,000.00	$1,223.50	0.20%	$1.11
Class B	1,000.00	1,219.50	0.95%	5.29
Class C	1,000.00	1,219.50	0.95%	5.29
Class R	1,000.00	1,222.30	0.45%	2.51

Hypothetical
Class A	$1,000.00	$1,024.07	0.20%	$1.01
Class B	1,000.00	1,020.31	0.95%	4.81
Class C	1,000.00	1,020.31	0.95%	4.81
Class R	1,000.00	1,022.81	0.45%	2.28

PL Portfolio Optimization Moderate Fund (2)

Actual Fund Return
Class A	$1,000.00	$1,289.70	0.20%	$1.15
Class B	1,000.00	1,287.30	0.95%	5.45
Class C	1,000.00	1,289.20	0.95%	5.45
Class R	1,000.00	1,289.00	0.45%	2.58

Hypothetical
Class A	$1,000.00	$1,024.07	0.20%	$1.01
Class B	1,000.00	1,020.31	0.95%	4.81
Class C	1,000.00	1,020.31	0.95%	4.81
Class R	1,000.00	1,022.81	0.45%	2.28

PL Portfolio Optimization Moderate-Aggressive Fund (2)

Actual Fund Return
Class A	$1,000.00	$1,362.60	0.20%	$1.18
Class B	1,000.00	1,362.70	0.95%	5.63
Class C	1,000.00	1,364.20	0.95%	5.63
Class R	1,000.00	1,361.30	0.45%	2.66

Hypothetical
Class A	$1,000.00	$1,024.07	0.20%	$1.01
Class B	1,000.00	1,020.31	0.95%	4.81
Class C	1,000.00	1,020.31	0.95%	4.81
Class R	1,000.00	1,022.81	0.45%	2.28
See explanation of references on page E-3

PACIFIC LIFE FUNDS
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period (1)
	Value at	Value at	Expense	04/01/09 -
	04/01/09	09/30/09	Ratio	09/30/09

PL Portfolio Optimization Aggressive Fund (2)

Actual Fund Return
Class A	$1,000.00	$1,418.10	0.20%	$1.21
Class B	1,000.00	1,424.20	0.95%	5.77
Class C	1,000.00	1,423.80	0.95%	5.77
Class R	1,000.00	1,418.90	0.45%	2.73

Hypothetical
Class A	$1,000.00	$1,024.07	0.20%	$1.01
Class B	1,000.00	1,020.31	0.95%	4.81
Class C	1,000.00	1,020.31	0.95%	4.81
Class R	1,000.00	1,022.81	0.45%	2.28

PL Money Market Fund

Actual Fund Return
Class A	$1,000.00	$1,000.00	0.44%	$2.21

Hypothetical
Class A	$1,000.00	$1,022.86	0.44%	$2.23

PL Small-Cap Growth Fund

Actual Fund Return
Class A	$1,000.00	$1,394.60	1.15%	$6.90

Hypothetical
Class A	$1,000.00	$1,019.30	1.15%	$5.82

PL International Value Fund

Actual Fund Return
Class A	$1,000.00	$1,507.90	1.20%	$7.54

Hypothetical
Class A	$1,000.00	$1,019.05	1.20%	$6.07

PL Large-Cap Value Fund

Actual Fund Return
Class A	$1,000.00	$1,322.20	1.20%	$6.99

Hypothetical
Class A	$1,000.00	$1,019.05	1.20%	$6.07

PL Short Duration Bond Fund

Actual Fund Return
Class A	$1,000.00	$1,039.90	0.95%	$4.86

Hypothetical
Class A	$1,000.00	$1,020.31	0.95%	$4.81

PL Floating Rate Loan Fund

Actual Fund Return
Class A	$1,000.00	$1,188.90	1.30%	$7.13

Hypothetical
Class A	$1,000.00	$1,018.55	1.30%	$6.58

PL Growth LT Fund

Actual Fund Return
Class A	$1,000.00	$1,339.90	1.10%	$6.45

Hypothetical
Class A	$1,000.00	$1,019.55	1.10%	$5.57

PL Mid-Cap Equity Fund

Actual Fund Return
Class A	$1,000.00	$1,430.00	1.20%	$7.31

Hypothetical
Class A	$1,000.00	$1,019.05	1.20%	$6.07

PL International Large-Cap Fund

Actual Fund Return
Class A	$1,000.00	$1,443.20	1.40%	$8.57

Hypothetical
Class A	$1,000.00	$1,018.05	1.40%	$7.08

PL Small-Cap Value Fund

Actual Fund Return
Class A	$1,000.00	$1,382.30	1.30%	$7.76

Hypothetical
Class A	$1,000.00	$1,018.55	1.30%	$6.58

PL Main Street Core Fund

Actual Fund Return
Class A	$1,000.00	$1,342.80	1.00%	$5.87

Hypothetical
Class A	$1,000.00	$1,020.05	1.00%	$5.06

PL Emerging Markets Fund

Actual Fund Return
Class A	$1,000.00	$1,671.30	1.35%	$9.04

Hypothetical
Class A	$1,000.00	$1,018.30	1.35%	$6.83

PL Managed Bond Fund

Actual Fund Return
Class A	$1,000.00	$1,140.30	0.95%	$5.10

Hypothetical
Class A	$1,000.00	$1,020.31	0.95%	$4.81

PL Inflation Managed Fund

Actual Fund Return
Class A	$1,000.00	$1,065.70	0.95%	$4.92

Hypothetical
Class A	$1,000.00	$1,020.31	0.95%	$4.81

PL Large-Cap Growth Fund

Actual Fund Return
Class A	$1,000.00	$1,242.70	1.30%	$7.31

Hypothetical
Class A	$1,000.00	$1,018.55	1.30%	$6.58

PL Comstock Fund

Actual Fund Return
Class A	$1,000.00	$1,402.30	1.30%	$7.83

Hypothetical
Class A	$1,000.00	$1,018.55	1.30%	$6.58
See explanation of references on page E-3

PACIFIC LIFE FUNDS
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period (1)
	Value at	Value at	Expense	04/01/09 -
	04/01/09	09/30/09	Ratio	09/30/09

PL Mid-Cap Growth Fund

Actual Fund Return
Class A	$1,000.00	$1,538.20	1.25%	$7.95

Hypothetical
Class A	$1,000.00	$1,018.80	1.25%	$6.33

PL Real Estate Fund

Actual Fund Return
Class A	$1,000.00	$1,703.00	1.45%	$9.83

Hypothetical
Class A	$1,000.00	$1,017.80	1.45%	$7.33

(1)	Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.

(2)	The annualized expense ratios for the Portfolio Optimization Funds do not include expenses of the Underlying Funds (see Note 1 to Financial Statements) in which the Portfolio Optimization Funds invest.

PACIFIC LIFE FUNDS
WHERE TO GO FOR MORE INFORMATION
(Unaudited)
Availability of Quarterly Holdings
     The Trust files Form N-Q (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, when required is filed pursuant to applicable regulations, is available after filing (i) on the SEC’s Web site at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.
Availability of Proxy Voting Record
     The Trust files, by August 31 of each year, information regarding how portfolio managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ Website and on the SEC’s Website noted below.
Information Relating to Investments Held by the Pacific Life Funds
     For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, see the Trust’s SAI. The prospectus and SAI are available as noted below.
Availability of Proxy Voting Policies
     A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.
Availability of a Complete Schedule of Investments
     The Trust’s annual and semi-annual reports may contain a summary schedule of investments for certain funds. A complete schedule for the summary schedule of investments presented is available as noted below.
How to obtain Information
     The Trust’s prospectus, SAI (including Proxy Voting Policies), and complete schedule of investments are available:
•	On the Trust’s Website at http://www.PacificLife.com

•	On the SEC’s Website at http://www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

[THIS PAGE INTENTIONALLY LEFT BLANK]

PACIFIC LIFE FUNDS
SEMI-ANNUAL REPORT
as of September 30, 2009
PACIFIC LIFE FUNDS
P.O. Box 9768
Providence, RI 02940-9768
CHANGE SERVICE REQUESTED

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.
Item 11. Controls and Procedures.
(a)	The Chairman of the Board, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906 CERT pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds

By:	/s/ Mary Ann Brown Mary Ann Brown President

Date:	12/7/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James T. Morris

James T. Morris
Chief Executive Officer

Date:	12/7/09

By:	/s/ Mary Ann Brown

Mary Ann Brown
President

Date:	12/7/09

By:	/s/ Brian D. Klemens

Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	12/7/09